UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01436

CAPSTONE SERIES FUND, INC.

(Exact name of registrant as specified in charter)

3700 W. SAM HOUSTON PARKWAY SOUTH, SUITE 250, HOUSTON, TX	77042
(Address of principal executive offices)	(Zip code)

CITI FUND SERVICES OHIO, INC., 3435 STELZER ROAD, COLUMBUS, OHIO	43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-262-6631

Date of fiscal year end: April 30

Date of reporting period: October 31, 2014

Item 1. Reports to Stockholders.

October 31, 2014

STEWARD FUNDS

Managing Wealth, Protecting Values

SEMI-ANNUAL REPORT (UNAUDITED)

Faith-Based Screened Funds	Semi-Annual Report
Steward Large Cap Enhanced Index Fund
Steward Small-Mid Cap Enhanced Index Fund
Steward International Enhanced Index Fund
Steward Select Bond Fund
Steward Global Equity Income Fund
October 31, 2014

Dear Shareholder:

We are pleased to present the Steward Funds Semi-Annual Report for the six months ending October 31, 2014. The Semi-Annual Report includes commentary on the Funds’ screening process, as well as performance reviews and current strategy from the portfolio managers.

Steward Funds Offer Diversification to Your Portfolio

The asset allocation decision is one of the most important decisions an investor will make and the Steward Funds make it possible to achieve a diverse asset allocation for your investment portfolio. The Funds offer fixed income, large-cap equity, small/mid-cap equity, international equity and global equity income for your investing solutions.

What are the Steward Funds’ Faith-Based Screens?

Did you know faith-based screens are applied to all of the investments within the Steward Funds family? The Steward Funds seek to avoid investment in pornography and abortion, as well as companies that are substantial producers of alcohol, gambling and tobacco. The Funds’ screening resource firm, CFS Consulting Services, LLC, has extensive experience in the faith-based investing business and brings a wealth of knowledge of screening for Christian-based investors.

The following details each of the Funds’ annual performance and strategies.

STEWARD LARGE CAP ENHANCED INDEX FUND

Fund Performance

For the six month period ended October 31, 2014, the Steward Large Cap Enhanced Index Fund returned 7.72% for the Individual class shares and 7.91% for the Institutional class shares. The return for the S&P 500 for the same period was 8.22%. The S&P Pure index component returns were: 10.58% for the S&P 500 Pure Growth and 4.69% for the S&P 500 Pure Value index.

Factors Affecting Performance

At October 31, 2014, the Fund’s multi-index structure was allocated to the S&P 500, S&P 500 Pure Growth and S&P 500 Pure Value indices at 60%, 20% and 20% respectively. The Fund has maintained this neutral allocation for the entire six month period. The equity market overlooked much of the political turmoil in the Middle East and the Ukraine. Data in the U.S. has been indicating relatively strong economic growth with August retail sales showing stronger consumer spending and second quarter GDP increasing 4.6%. Preliminary reported GDP growth for the third quarter was a better than expected 3.5%. Normally a stronger U.S. economy is more broad based globally however if this international weakness particularly in Europe persists the U.S. dollar will continue to appreciate. Company earnings in the U.S. as represented by the S&P 500 grew at 7.3% in the second quarter. S&P 500 third quarter earnings with 72% of the index reporting increased 8.7%. Forward looking earnings growth estimates are currently projected at 6.2% for the full year of 2014 reflecting a slight decline in earlier predictions. Growth and value style momentum continues to experience frequent short term swings confirming the Fund’s neutral position as the Federal Reserve’s current monetary policy distorts market valuations.

The more style focused S&P 500 Pure Growth and S&P 500 Pure Value indices when combined have underperformed their non-pure counterparts over the period contributing to the Fund’s lower relative return. The higher weighted style focused companies such as Nabors Industries Ltd. –29.78% and Genworth Financial, Inc. –21.62% were the most significant factors.

Performance of the Fund can also be affected by the addition of faith-based values investment policies which avoids investing in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography. For the six month period ended October 31, 2014, the faithbased values investment policies had a slight net positive performance impact on the Fund. Companies such as General Electric Co. (abortion/life ethics) and Pfizer Inc. (abortion/life ethics) underperformed the benchmark with returns of –2.42% and –2.54%, respectively.

Compensating for a specific restricted industry or company whose total return deviates dramatically from the overall index is extremely difficult regardless of its weight within that index.

Current Strategy

The Fund is not a passively managed index Fund. The Fund’s strategy is to seek to enhance its performance over that of its primary benchmark index by 1) changing the relative weighting in the Fund’s portfolio of growth versus value style securities in the index (style tilt) and 2) utilizing computer-aided quantitative analysis of valuation, growth, dividend yield, industry and other factors to attempt to compensate for the exclusion of certain index securities due to the Fund’s faith-based values investment policies. The Fund’s investments are allocated in an attempt to match the characteristics of a blend of its benchmark index and varied weighting from time to time of two indexes that are subcomponents of the benchmark: large cap growth index and a large cap value index.

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

Fund Performance

For the six month period ended October 31, 2014, the Steward Small-Mid-Cap Enhanced Index Fund returned 4.17% for the Individual class shares and 4.33% for the Institutional class shares. The return for the S&P 1000 for the same period was 5.23%. The S&P Pure index component returns were: 5.30% for the S&P 1000 Pure Growth and 2.94% for the S&P 1000 Pure Value index.

Factors Affecting Performance

At October 31, 2014, the Fund’s multi-index structure was allocated to the S&P 1000, S&P 1000 Pure Growth and S&P 1000 Pure Value indices at 60%, 20% and 20% respectively. The Fund has maintained this allocation for the entire six month period. The equity market overlooked much of the political turmoil in the Middle East and the Ukraine. Data in the U.S. has been indicating relatively strong economic growth with August retail sales showing stronger consumer spending and second quarter GDP increasing 4.6%. Preliminary reported GDP growth for the third quarter was a better than expected 3.5%. Normally a stronger U.S. economy is more broad based globally however if this international weakness particularly in Europe persists the U.S. dollar will continue to appreciate. Company earnings in the U.S. as represented by the S&P 500 grew at 7.3% in the second quarter. S&P 500 third quarter earnings with 72% of the index reporting increased 8.7%. Forward looking earnings growth estimates are currently projected at 6.2% for the full year of 2014 reflecting a slight decline in earlier predictions. Growth and value style momentum continues to experience frequent short term swings confirming the Fund’s neutral position as the Federal Reserve’s current monetary policy distorts market valuations.

The more style focused S&P 1000 Pure Growth and S&P 1000 Pure Value indices when combined underperformed their non-pure counterparts over the period contributing to the Fund’s lower relative return. The higher weighted style focused companies such as Pioneer Energy Services Corp. –38.68% and Stone Energy Corp. –50.05% were the primary factors.

Performance of the Fund can also be affected by the Fund’s faithbased values investment policies which avoids investments in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography. For the six month period ended October 31, 2014, the faith-based values investment policies had a slight negative performance impact on the Fund. Companies such as Community Health Systems, Inc. (abortion) and Cooper Companies, Inc. (abortion/life ethics) outperformed the benchmark with returns of 45.08% and 24.28%, respectively.

Compensating for a specific industry or company whose total return deviates dramatically from the overall index is extremely difficult regardless of its weight within that index.

Current Strategy

The Fund is not a passively managed index Fund. The Fund’s strategy is to seek to enhance its performance over that of its primary benchmark index by 1) changing the relative weighting in the Fund’s portfolio of growth versus value style securities in the index (style tilt) and 2) utilizing computer-aided quantitative analysis of valuation, growth, dividend yield, industry and other factors to attempt to compensate for the exclusion of certain index securities due to the Fund’s faith-based values investment policies. The Fund’s investments are allocated in an attempt to match the characteristics of a blend of its benchmark index and varied weighting from time to time of two indexes that are subcomponents of the benchmark: small-mid cap growth index and a small-mid cap value index.

STEWARD INTERNATIONAL ENHANCED INDEX FUND

Fund Performance

For the six month period ended October 31, 2014, the Steward International Enhanced Index Fund returned –0.36% for the Individual class shares and –0.18% for the Institutional class shares. The return for the S&P ADR Index was –2.61%. To represent the emerging markets component, the BLDRS Emerging Markets 50 ADR Index Fund returned 7.54% for the same time period.

Factors Affecting Performance

At October 31, 2014, the Fund’s dual-index structure was allocated between the S&P ADR index and BLDRS Emerging Markets 50 ADR Index Fund at 80% and 20% respectively representing a tilt towards emerging markets. This allocation was in effect for the entire six month period. While economic growth in the U.S. is showing improvement with the Fed discontinuing its bond buying quantitative easing and even contemplating a future rate hike, the European Central Bank is loosening monetary policy with further rate cuts and implementing a Quantitative Easing program of its own to counter a weak economic environment in the region. Weakness continues to mire Japan’s economy and recent trade data in China indicated an expansion in exports but was tempered by a weaker reading on imports.

The emerging markets component finally began recognizing its relative bargain valuations and significantly outperformed the international developed markets during the period. Emerging market companies such as Baidu, Inc. (China) and Infosys Ltd. (India) were the primary factors with returns of 55.20% and 27.07%, respectively.

Performance of the Fund can also be affected by the Fund’s faith-based values investment policies which avoids investments in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography. For the six month period ended October 31, 2014, the faithbased values investment policies had a no material performance impact on the Fund. Companies such as GlaxoSmithKline plc (abortion/life ethics) and Novartis AG (abortion/life ethics) offset each other with returns of –15.76% and 6.61%, respectively.

Compensating for a specific restricted industry or company whose total return deviates dramatically from the overall index is extremely difficult regardless of its weight within that index.

Current Strategy

The Fund is not a passively managed index Fund. The Fund’s strategy is to seek to enhance its performance over that of its primary benchmark index by 1) changing the relative weighting in the Fund’s portfolio of equity securities of developed market companies and of emerging market companies, and utilizing computer-aided quantitative analysis of valuation, growth, dividend yield, industry and other factors to attempt to compensate for the exclusion of certain index securities due to the Fund’s faith-based values investment policies. The Fund’s investments are allocated in an attempt to match the characteristics of a blend of the primary benchmark with varied weighting from time to time of a secondary benchmark that includes only securities of issuers in emerging market countries.

STEWARD SELECT BOND FUND

Market Overview

Throughout the year, we have been discussing how the economy is slowly improving with the proverbial “two steps forward and one step back” mentality. Even with GDP reporting over 4% in the 2nd quarter and preliminary reporting of 3.9% in the 3rd quarter, consumers are still playing it cautious, although not leaving the retail scene all together. Our mixed bag of economic reporting continues with inflation remaining low, personal income and spending slightly higher, the housing market slowly improving, manufacturing down from last month but still well above the line between contraction and expansion, and construction spending higher after declining the previous month. We haven’t been able to sustain a strong positive momentum which is keeping treasury yields low.

With the end of Quantitative Easing in October, the Federal Reserve set the tone to raise the Federal Funds rate with consensus suggesting the timing around third quarter of 2015. However, the global central banks easing actions have put downward pressure on our rates here at home, keeping the US 10yr Treasury yield between 2.15% and 2.35% for most of the quarter. October is known as one of the most volatile months in the markets and this year was no different. We saw huge swings in both the stock market and the US 10yr Treasury yield increasing volatility that had been lacking for some time. With changes in Washington, we expect volatility to remain at a higher level than what we have seen earlier in the year. As the economy continues to slowly improve and we move closer to the lift off date for the Fed, there is anticipation that bond yields will begin to move higher.

Fund Performance

For the six month period beginning May 1, 2014, the Steward Select Bond Fund returned 1.22% for the Individual class shares and 1.41% for the Institutional class shares through the end of October. The Barclays Capital US Government/Credit Index returned 2.27% for the same time period. The largest positive contributors to the performance were the sector allocation decisions and spread movement, i.e. positive market value trends, for our holdings. Our best performing sectors included the taxable municipal bonds, transportation names and basic industrial companies like Alcoa. The deterrents to performance came from our shorter duration positioning with the lower performing sectors including technology and telecommunications.

Portfolio Strategy

In a rising rate environment, an investor wants to limit their interest rate risk in order to preserve capital. The Select Bond Fund has been positioned with a shorter duration than the Barclay’s Government/Credit Index, 4.4 years vs. 5.9 years respectively, in order to protect portfolios from interest rate volatility in coming quarters. Lower risk combined with an elevated level of cash flow allows our clients to benefit from a dependable and steady income stream regardless of changes and volatility in the marketplace. This heightened income component producing a current yield of 3.5% vs. 2.8% for the index comes from the overweight to the investment-grade corporate sector where we invest in companies with solid free cash flows and strong balance sheets that will be able to withstand changes in the market cycle. We continue to underweight the treasury sector, choosing to provide liquidity through the use of government agency bonds with higher coupons and callable features that allow us to make changes to duration targets as appropriate. With falling oil and weak growth in the Eurozone, downward pressures have remained regarding inflation and fixed income yields. We expect yields to move higher as the liftoff date for the Fed to begin raising the Fed Funds Rate gets closer. However, if downward pressures remain and the move does not appear to occur as quickly as anticipated, we may begin to lengthen our duration in order to take advantage of the yield curve. As always, we will continue to monitor the markets and adjust our outlook and strategy as needed to benefit our clients.

STEWARD GLOBAL EQUITY INCOME FUND

Fund Performance

For the six month period ended October 31, 2014, the Steward Global Equity Income Fund returned 4.67% for the Individual class shares and 4.88% for the Institutional Class shares. The return for the S&P 500 was 8.22% and the return for the global market as represented by the S&P Global 1200 index was 2.55% for the same period. The dividend yield on the portfolio as of October 31, 2014 was 3.12%.

Factors Affecting Performance

For the six month period ended October 31, 2014 the equity market overlooked much of the political turmoil in the Middle East and the Ukraine. Data in the U.S. has been indicating relatively strong economic growth with August retail sales showing stronger consumer spending and second quarter GDP increasing 4.6%. Preliminary reported GDP growth for the third quarter was a better than expected 3.5%. As the Fed ended its bond buying program in October and is contemplating a future rate hike, the European Central Bank is loosening monetary policy with further rate cuts and also implementing a Quantitative Easing program of its own to counter a weak economic environment in the region. Weakness continues to mire Japan’s economy and recent trade data in China indicated an expansion in exports but was tempered by a weaker reading on imports. Normally a stronger U.S. economy is more broad based globally however if this persists the U.S. dollar will continue to appreciate. The Global Equity Income’s conservative dividend strategy outperformed its global benchmark during the period but lagged the S&P 500 as U.S. equities outperformed their international counterparts.

The largest positive contributors included holdings such as Dr Pepper Snapple 26.66% after reporting both earnings and sales that exceeded estimates. The company has experienced tremendous growth over the past year and has become a relative leader in the soft drink industry. Covidien plc 30.71% shares jumped after it was announced that Medtronic made a deal to acquire the company for $42.9 billion. Additional consolidation in the medical device industry is expected as hospitals and payers become more cost conscious. KLA-Tencor 25.44% the semi-conductor yield management solutions provider reported quarter earnings results better than analysts were expecting. In addition the company announced that it is increasing its share buyback program and also planning to declare a special dividend.

Relative underperformance was reflected in holdings such as Mattel Inc. –19.11% whose second quarter earnings disappointed missing analyst estimates on weak consumer demand. The company is focusing on introducing new products in line with consumer preferences to offset lower demand. Swiss based ABB Ltd. –5.26%, a power and automation technology company, reported weaker than estimated earnings and revenue for the first quarter. The company maintains a positive long term outlook however as businesses continue to increase energy efficiency and productivity boosting ABB’s sales. Companies not held by the portfolio also impact relative performance. The largest benchmark constituent, Apple, Inc. 29.47% significantly outperformed during the quarter negatively impacting the portfolio’s relative performance. Global Equity Income’s quantitative strategy continues to perform well identifying dividend paying companies with superior attributes.

Performance of the Fund can also be affected by the Fund’s faith-based values investment policies which avoids investments in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography. Compensating for a specific restricted industry or company whose total return deviates dramatically from the overall index is extremely difficult regardless of its weight within that index.

Current Strategy

The Fund’s strategy pursues its objective through the investment of dividend paying stocks that have demonstrated above median yield and a favorable trend in dividend and earnings growth. In addition to domestic stocks, this strategy includes the ability to invest in international securities traded on U.S. market exchanges. As the international market’s share of the world’s total market capitalization continues to grow, the ability to access these markets becomes increasingly important.

The benefits of dividend paying stocks include lower volatility versus non-dividend payers and the overall market. Dividends are an important indicator of corporate strength. Therefore companies are reluctant to change a policy that encourages disciplined management, since that could signal corporate distress. Unlike earnings, which can be affected by various accounting methods; dividends are transparent and cannot be manipulated. In addition, dividends have historically provided a major component of the stock market’s total return. The strategy provides income with capital appreciation while lowering overall risk. This is accomplished while adhering to the Fund’s faith-based values investment policies.

We Thank You for Your Continued Investment with the Steward Funds

Your business is important to us. The current total net assets of the Funds are nearly $819.0 million. This growth would not have been possible without the many referrals that we have received from our existing clients, as well as your continued investment. For more information on the Steward Funds, we invite you to visit our website at www.stewardmutualfunds.com or call us at 800-262-6631. We look forward to fulfilling your investment needs for many years to come.

Sincerely,

Edward Jaroski
President

Melville Cody
Portfolio Manager

Victoria Fernandez
Portfolio Manager

Scott Wynant
Executive Vice President

John Wolf
Portfolio Manager

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2014 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward Large Cap Enhanced Index Fund investments by Industry.

Industry Diversification	Percent*
Oil, Gas & Consumable Fuels	7.5%
Insurance	6.7
Technology Hardware, Storage & Peripherals	4.4
Biotechnology	4.2
Internet Software & Services	4.1
Health Care Providers & Services	3.5
Banks	3.4
Diversified Financial Services	3.3
Electric Utilities	2.9
Food & Staples Retailing	2.7
Food Products	2.5
Pharmaceuticals	2.5
Capital Markets	2.5
Specialty Retail	2.4
Media	2.3
Chemicals	2.2
Software	2.2
Energy Equipment & Services	2.2
Aerospace & Defense	2.2
Multi-Utilities	2.2
IT Services	2.1
Hotels, Restaurants & Leisure	1.9
Diversified Telecommunication Services	1.9
Health Care Equipment & Supplies	1.8
Machinery	1.8
Commercial Services & Supplies	1.7
Real Estate Investment Trust	1.6
Beverages	1.6
Semiconductors & Semiconductor Equipment	1.6
Textiles, Apparel & Luxury Goods	1.5
Household Products	1.5
Metals & Mining	1.1

Industry Diversification	Percent*
Communications Equipment	1.1%
Consumer Finance	1.1
Household Durables	1.1
Airlines	1.0
Road & Rail	0.9
Industrial Conglomerates	0.8
Multiline Retail	0.8
Electronic Equipment & Instruments	0.8
Automobiles	0.8
Auto Components	0.7
Money Market Funds	0.5
Electrical Equipment	0.5
Internet & Catalog Retail	0.5
Air Freight & Logistics	0.5
Independent Power and Renewable Electricity Producers	0.4
Trading Companies & Distributors	0.4
Paper & Forest Products	0.3
Containers & Packaging	0.3
Gas Utilities	0.3
Construction & Engineering	0.2
Marine	0.2
Professional Services	0.1
Construction Materials	0.1
Thrifts & Mortgage Finance	0.1
Personal Products	0.1
Wireless Telecommunication Services	0.1
Leisure Products	0.1
Distributors	0.1
Diversified Consumer Services	0.0
Building Products	0.0
Total Investments	99.9%
*	Percentages indicated are based on net assets as of October 31, 2014.

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2014 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.4%)
AEROSPACE & DEFENSE (2.2%)
General Dynamics Corp.	3,030	$423,473
Honeywell International, Inc.	7,130	685,336
L-3 Communications Holdings, Inc.	5,030	610,944
Lockheed Martin Corp.	2,706	515,683
Northrop Grumman Corp.	2,340	322,826
Precision Castparts Corp.	2,026	447,138
Raytheon Co.	3,000	311,640
Rockwell Collins, Inc.	1,420	119,493
The Boeing Co.	7,818	976,546
United Technologies Corp.	7,760	830,320
		5,243,399
AIR FREIGHT & LOGISTICS (0.5%)
C.H. Robinson Worldwide, Inc.	1,280	88,589
Expeditors International of Washington, Inc.	1,490	63,564
FedEx Corp.	2,360	395,064
United Parcel Service, Inc., Class B	6,640	696,602
		1,243,819
AIRLINES (1.0%)
Delta Air Lines, Inc.	25,240	1,015,405
Southwest Airlines Co.	36,980	1,275,071
		2,290,476
AUTO COMPONENTS (0.7%)
BorgWarner, Inc.	6,240	355,805
Delphi Automotive PLC	2,470	170,381
Goodyear Tire & Rubber Co.	22,590	547,356
Johnson Controls, Inc.	10,670	504,157
		1,577,699
AUTOMOBILES (0.8%)
Ford Motor Co.	54,740	771,287
General Motors Co.	24,980	784,372
Harley-Davidson, Inc.	4,380	287,766
		1,843,425
BANKS (3.4%)
BB&T Corp.	12,230	463,273
Comerica, Inc.	12,830	612,504
Fifth Third Bancorp	30,870	617,091
Huntington Bancshares, Inc.	86,190	854,143
KeyCorp	49,100	648,120
M&T Bank Corp.	2,680	327,442
PNC Financial Services Group, Inc.	9,134	789,086
Regions Financial Corp.	15,012	149,069
SunTrust Banks, Inc.	14,200	555,788
U.S. Bancorp	14,870	633,462
Wells Fargo & Co.	42,308	2,246,132

	Shares	Value
Zions Bancorp	1,440	$41,717
		7,937,827
BEVERAGES (1.6%)
Coca-Cola Co.	34,630	1,450,304
Dr Pepper Snapple Group, Inc.	3,490	241,683
Monster Beverage Corp.(a)	4,510	454,969
PepsiCo, Inc.	15,461	1,486,884
		3,633,840
BIOTECHNOLOGY (4.2%)
Alexion Pharmaceuticals, Inc.(a)	4,315	825,719
Amgen, Inc.	6,560	1,063,901
Biogen Idec, Inc.(a)	3,842	1,233,589
Celgene Corp.(a)	15,760	1,687,738
Coca-Cola Enterprises, Inc.	7,690	333,362
Gilead Sciences, Inc.(a)	20,000	2,240,000
PerkinElmer, Inc.	1,670	72,511
Regeneron Pharmaceuticals, Inc.(a)	2,735	1,076,824
Vertex Pharmaceuticals, Inc.(a)	11,110	1,251,430
		9,785,074
BUILDING PRODUCTS (0.0%)
Allegion PLC	713	37,853
Masco Corp.	2,800	61,796
		99,649
CAPITAL MARKETS (2.5%)
Ameriprise Financial, Inc.	5,686	717,403
Bank of New York Mellon Corp.	17,951	695,063
BlackRock, Inc.	1,828	623,549
Charles Schwab Corp.	20,910	599,490
E*TRADE Financial Corp.(a)	2,728	60,834
Franklin Resources, Inc.	3,360	186,850
Goldman Sachs Group, Inc.	5,759	1,094,152
Invesco Ltd.	8,610	348,447
Legg Mason, Inc.	940	48,880
Morgan Stanley	25,270	883,186
Northern Trust Corp.	2,180	144,534
State Street Corp.	3,967	299,350
T. Rowe Price Group, Inc.	2,570	210,971
		5,912,709
CHEMICALS (2.2%)
Air Products & Chemicals, Inc.	1,800	242,388
Airgas, Inc.	840	93,694
CF Industries Holdings, Inc.	458	119,080
Dow Chemical Co.	14,570	719,758
E.I. du Pont de Nemours & Co.	8,010	553,891
Ecolab, Inc.	6,050	672,941
FMC Corp.	1,300	74,555
International Flavors & Fragrances, Inc.	1,080	107,082
Lyondellbasell Industries NV, Class A	9,820	899,807

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2014 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Monsanto Co.	4,690	$539,538
PPG Industries, Inc.	2,409	490,689
Praxair, Inc.	3,180	400,648
The Mosaic Co.	7,210	319,475
		5,233,546
COMMERCIAL SERVICES & SUPPLIES (1.7%)
Avery Dennison Corp.	3,790	177,561
Cintas Corp.	1,440	105,466
Equifax, Inc.	1,270	96,190
Iron Mountain, Inc.	1,697	61,211
Leucadia National Corp.	2,670	63,493
Moody's Corp.	6,060	601,334
Pentair PLC	1,790	120,020
Pitney Bowes, Inc.	10,510	260,017
Republic Services, Inc., Class A	3,796	145,766
Robert Half International, Inc.	8,190	448,648
Stericycle, Inc.(a)	1,210	152,460
The ADT Corp.	1,695	60,749
The Dun & Bradstreet Corp.	490	60,177
Total System Services, Inc.	2,271	76,737
Visa, Inc., Class A	5,059	1,221,394
Waste Management, Inc.	4,660	227,827
		3,879,050
COMMUNICATIONS EQUIPMENT (1.1%)
Cisco Systems, Inc.	39,440	965,097
F5 Networks, Inc.(a)	630	77,477
Harris Corp.	930	64,728
Juniper Networks, Inc.	3,760	79,223
Motorola Solutions, Inc.	1,991	128,420
QUALCOMM, Inc.	17,020	1,336,240
		2,651,185
CONSTRUCTION & ENGINEERING (0.2%)
Fluor Corp.	5,910	392,069
Quanta Services, Inc.(a)	1,800	61,344
		453,413
CONSTRUCTION MATERIALS (0.1%)
Martin Marietta Materials, Inc.	640	74,829
Vulcan Materials Co.	1,133	69,917
		144,746
CONSUMER FINANCE (1.1%)
American Express Co.	10,000	899,500
Capital One Financial Corp.	10,228	846,572
Discover Financial Services	11,450	730,281
		2,476,353
CONTAINERS & PACKAGING (0.3%)
Ball Corp.	1,550	99,866
Bemis Co., Inc.	5,450	209,662

	Shares	Value
Owens-Illinois, Inc.(a)	1,580	$40,717
Sealed Air Corp.	12,180	441,525
		791,770
DISTRIBUTORS (0.1%)
Genuine Parts Co.	1,500	145,620
DIVERSIFIED CONSUMER SERVICES (0.0%)
H&R Block, Inc.	2,460	79,483
DIVERSIFIED FINANCIAL SERVICES (3.3%)
Affiliated Managers Group, Inc.(a)	2,140	427,551
Bank of America Corp.	104,289	1,789,599
Citigroup, Inc.	24,870	1,331,291
CME Group, Inc.	2,725	228,382
IntercontinentalExchange Group, Inc.	1,708	355,759
JPMorgan Chase & Co.	36,514	2,208,367
MasterCard, Inc., Class A	12,500	1,046,875
The NASDAQ OMX Group, Inc.	8,290	358,626
		7,746,450
DIVERSIFIED TELECOMMUNICATION SERVICES (1.9%)
AT&T, Inc.	44,887	1,563,863
CenturyLink, Inc.	14,614	606,189
Frontier Communications Corp.	62,590	409,339
Verizon Communications, Inc.	34,360	1,726,590
Windstream Holdings, Inc.	7,334	76,860
		4,382,841
ELECTRIC UTILITIES (2.9%)
American Electric Power Co., Inc.	8,970	523,310
Duke Energy Corp.	10,764	884,263
Edison International	9,080	568,226
Entergy Corp.	9,220	774,664
Exelon Corp.	24,279	888,369
FirstEnergy Corp.	13,889	518,615
NextEra Energy, Inc.	4,510	451,992
Northeast Utilities	7,920	390,852
Pepco Holdings, Inc.	21,920	599,293
Pinnacle West Capital Corp.	5,340	328,250
PPL Corp.	13,710	479,713
Southern Co.	8,170	378,761
		6,786,308
ELECTRICAL EQUIPMENT (0.5%)
AMETEK, Inc.	2,180	113,687
Eaton Corp. PLC	4,240	289,974
Emerson Electric Co.	6,580	421,515
Rockwell Automation, Inc.	1,450	162,907
Roper Industries, Inc.	1,360	215,288
		1,203,371

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2014 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.8%)
Agilent Technologies, Inc.	3,270	$180,766
Amphenol Corp., Class A	2,920	147,694
Corning, Inc.	25,320	517,288
FLIR Systems, Inc.	1,140	38,224
Jabil Circuit, Inc.	32,130	673,123
TE Connectivity Ltd.	3,610	220,679
Waters Corp.(a)	1,220	135,176
		1,912,950
ENERGY EQUIPMENT & SERVICES (2.2%)
Baker Hughes, Inc.	8,089	428,393
Cameron International Corp.(a)	1,640	97,662
Diamond Offshore Drilling, Inc.	610	23,003
Ensco PLC, Class A, Sponsored ADR	7,190	291,842
First Solar, Inc.(a)	7,870	463,543
FMC Technologies, Inc.(a)	1,760	98,630
Halliburton Co.	15,530	856,324
Helmerich & Payne, Inc.	6,030	523,525
Nabors Industries Ltd.	35,560	634,746
National-Oilwell Varco, Inc.	3,576	259,761
Schlumberger Ltd.	12,639	1,246,964
Transocean Ltd.	9,800	292,334
		5,216,727
FOOD & STAPLES RETAILING (2.7%)
Costco Wholesale Corp.	5,860	781,548
CVS Corp.	14,465	1,241,242
Safeway, Inc.	26,200	913,332
SYSCO Corp.	15,000	578,100
The Kroger Co.	14,900	830,079
Walgreen Co.	7,330	470,732
Wal-Mart Stores, Inc.	17,290	1,318,708
Whole Foods Market, Inc.	3,020	118,777
		6,252,518
FOOD PRODUCTS (2.5%)
Archer-Daniels-Midland Co.	21,460	1,008,620
Campbell Soup Co.	2,190	96,732
ConAgra Foods, Inc.	8,910	306,058
General Mills, Inc.	7,140	370,994
Hormel Foods Corp.	2,150	115,906
J.M. Smucker Co.	1,380	143,520
Kellogg Co.	3,560	227,698
Keurig Green Mountain, Inc.	8,390	1,273,183
Kraft Foods, Inc., Class A	6,376	359,288
McCormick & Co., Inc.	1,740	123,053
Mead Johnson Nutrition Co., Class A	1,860	184,717
Mondelez International, Inc., Class A	15,520	547,235
The Hershey Co.	2,020	193,738
Tyson Foods, Inc., Class A	20,460	825,561
		5,776,303

	Shares	Value
GAS UTILITIES (0.3%)
AGL Resources, Inc.	6,579	$354,674
ONEOK, Inc.	1,850	109,039
QEP Resources, Inc.	1,310	32,842
Spectra Energy Corp.	5,443	212,984
		709,539
HEALTH CARE EQUIPMENT & SUPPLIES (1.8%)
Baxter International, Inc.	5,160	361,922
Becton, Dickinson & Co.	2,740	352,638
Boston Scientific Corp.(a)	42,287	561,571
C.R. Bard, Inc.	930	152,492
CareFusion Corp.(a)	2,440	139,983
Covidien PLC	4,650	429,846
DENTSPLY International, Inc.	2,240	113,725
Edwards Lifesciences Corp.(a)	970	117,292
Hospira, Inc.(a)	2,420	129,954
Intuitive Surgical, Inc.(a)	309	153,202
Medtronic, Inc.	9,160	624,346
St. Jude Medical, Inc.	6,070	389,512
Stryker Corp.	3,420	299,353
Varian Medical Systems, Inc.(a)	1,240	104,309
Zimmer Holdings, Inc.	2,090	232,492
		4,162,637
HEALTH CARE PROVIDERS & SERVICES (3.5%)
Aetna, Inc.	10,634	877,411
AmerisourceBergen Corp.	2,600	222,066
Cardinal Health, Inc.	8,260	648,245
CIGNA Corp.	6,580	655,171
DaVita, Inc.(a)	2,120	165,508
Express Scripts Holding Co.(a)	11,541	886,580
Humana, Inc.	7,690	1,067,756
Laboratory Corp. of America Holdings(a)	1,400	153,006
McKesson Corp.	2,190	445,468
Patterson Cos., Inc.	1,740	75,011
Quest Diagnostics, Inc.	4,210	267,167
UnitedHealth Group, Inc.	13,174	1,251,662
WellPoint, Inc.	11,920	1,510,145
		8,225,196
HOTELS, RESTAURANTS & LEISURE (1.9%)
Chipotle Mexican Grill, Inc.(a)	1,538	981,244
Marriott International, Inc., Class A	2,744	207,858
McDonald's Corp.	8,810	825,761
Starbucks Corp.	8,630	652,083
Starwood Hotels & Resorts Worldwide, Inc.	2,230	170,952
TripAdvisor, Inc.(a)	9,885	876,404
Wyndham Worldwide Corp.	6,270	486,991
YUM! Brands, Inc.	3,630	260,743
		4,462,036

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2014 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
HOUSEHOLD DURABLES (1.1%)
D. R. Horton, Inc.	16,576	$377,767
Garmin Ltd.	1,090	60,473
Harman International Industries, Inc.	6,004	644,469
Jacobs Engineering Group, Inc.(a)	6,790	322,186
Leggett & Platt, Inc.	1,450	57,101
Lennar Corp., Class A	1,680	72,375
Mohawk Industries, Inc.(a)	1,750	248,570
Newell Rubbermaid, Inc.	2,940	97,990
Pulte Group, Inc.	14,365	275,664
Snap-on, Inc.	610	80,605
Whirlpool Corp.	2,533	435,803
		2,673,003
HOUSEHOLD PRODUCTS (1.5%)
Clorox Co.	2,450	243,775
Colgate-Palmolive Co.	9,940	664,787
Kimberly-Clark Corp.	4,590	524,499
Procter & Gamble Co.	23,721	2,070,132
		3,503,193
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS (0.4%)
NRG Energy, Inc.	23,490	704,230
The AES Corp.	23,790	334,725
		1,038,955
INDUSTRIAL CONGLOMERATES (0.8%)
3M Co.	7,254	1,115,447
Textron, Inc.	14,890	618,382
Tyco International Ltd.	4,190	179,877
		1,913,706
INSURANCE (6.7%)
ACE Ltd.	7,050	770,565
AFLAC, Inc.	6,840	408,553
American International Group, Inc.	23,374	1,252,145
Aon PLC	2,650	227,900
Assurant, Inc.	11,920	813,182
Berkshire Hathaway, Inc., Class B(a)	23,050	3,230,688
Chubb Corp.	5,420	538,531
Cincinnati Financial Corp.	5,152	260,021
Genworth Financial, Inc., Class A(a)	44,490	622,415
Hartford Financial Services Group, Inc.	20,070	794,371
Lincoln National Corp.	2,726	149,276
Loews Corp.	12,350	538,460
Marsh & McLennan Cos., Inc.	5,410	294,142
MetLife, Inc.	20,220	1,096,733
Principal Financial Group, Inc.	2,900	151,873
Progressive Corp.	9,910	261,723
Prudential Financial, Inc.	10,695	946,935
The Allstate Corp.	13,510	876,124
The Travelers Cos., Inc.	7,760	782,208

	Shares	Value
Torchmark Corp.	6,397	$338,785
Unum Group	18,410	615,999
XL Group PLC	18,780	636,266
		15,606,895
INTERNET & CATALOG RETAIL (0.5%)
Expedia, Inc.	895	76,048
Netflix, Inc.(a)	2,461	966,607
		1,042,655
INTERNET SOFTWARE & SERVICES (4.1%)
Akamai Technologies, Inc.(a)	1,520	91,656
Amazon.com, Inc.(a)	4,278	1,306,758
Facebook, Inc.(a)	29,050	2,178,459
Google, Inc., Class C(a)	2,797	1,563,747
Google, Inc., Class A(a)	2,623	1,489,523
Priceline.com, Inc.(a)	956	1,153,137
Salesforce.com, Inc.(a)	9,510	608,545
VeriSign, Inc.(a)	10,300	615,528
Yahoo!, Inc.(a)	12,770	588,058
		9,595,411
IT SERVICES (2.1%)
Accenture PLC, Class A	5,430	440,482
Alliance Data Systems Corp.(a)	2,451	694,491
Automatic Data Processing, Inc.	4,980	407,264
Cerner Corp.(a)	6,970	441,480
Cognizant Technology Solutions Corp., Class A(a)	13,190	644,331
Computer Sciences Corp.	8,780	530,312
Fidelity National Information Services, Inc.	6,836	399,154
Fiserv, Inc.(a)	2,620	182,038
Paychex, Inc.	3,920	184,005
Western Union Co.	5,640	95,654
Xerox Corp.	59,135	785,313
		4,804,524
LEISURE PRODUCTS (0.1%)
Hasbro, Inc.	980	56,380
Mattel, Inc.	2,920	90,724
		147,104
MACHINERY (1.8%)
Caterpillar, Inc.	5,430	550,656
Cummins, Inc.	1,580	230,965
Danaher Corp.	6,340	509,736
Deere & Co.	5,702	487,749
Dover Corp.	1,540	122,338
Flowserve Corp.	3,960	269,240
Illinois Tool Works, Inc.	3,860	351,453
Ingersoll-Rand PLC	2,390	149,662
Joy Global, Inc.	4,620	243,151
PACCAR, Inc.	9,005	588,207

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2014 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Pall Corp.	1,470	$134,387
Parker Hannifin Corp.	1,575	200,072
Stanley Black & Decker, Inc.	3,442	322,309
Xylem, Inc.	1,490	54,176
		4,214,101
MARINE (0.2%)
Carnival Corp.	10,920	438,438
MEDIA (2.3%)
Cablevision Systems Corp., Class A	2,840	52,881
CBS Corp., Class B	8,430	457,074
DIRECTV(a)	10,420	904,352
Discovery Communications, Inc.(a)	5,570	194,894
Discovery Communications, Inc., Class A(a)	5,840	206,444
Gannett Co., Inc.	3,030	95,445
Interpublic Group of Cos., Inc.	19,230	372,869
McGraw Hill Cos., Inc.	2,550	230,724
News Corp., Class A(a)	40,350	624,618
Omnicom Group, Inc.	3,500	251,510
Scripps Networks Interactive, Class A	1,520	117,405
The Walt Disney Co.	14,010	1,280,234
Time Warner Cable, Inc.	4,070	599,145
		5,387,595
METALS & MINING (1.1%)
Alcoa, Inc.	89,920	1,507,059
Allegheny Technologies, Inc.	8,370	274,954
Freeport-McMoRan Copper & Gold, Inc., Class B	12,868	366,738
Newmont Mining Corp.	3,680	69,037
Nucor Corp.	5,360	289,762
		2,507,550
MULTILINE RETAIL (0.8%)
Dollar General Corp.(a)	2,550	159,808
Family Dollar Stores, Inc.	920	72,027
Kohl's Corp.	8,700	471,714
Macy's, Inc.	6,592	381,149
Nordstrom, Inc.	1,490	108,189
Target Corp.	11,040	682,493
		1,875,380
MULTI-UTILITIES (2.2%)
Ameren Corp.	3,690	156,235
CenterPoint Energy, Inc.	5,930	145,582
CMS Energy Corp.	8,120	265,280
Consolidated Edison, Inc.	8,450	535,392
Dominion Resources, Inc.	5,554	396,000
DTE Energy Co.	6,130	503,641
Integrys Energy Group, Inc.	8,418	611,820
NiSource, Inc.	3,670	154,360
PG&E Corp.	11,090	558,049

	Shares	Value
Public Service Enterprise Group, Inc.	11,466	$473,661
SCANA Corp.	6,970	382,583
Sempra Energy	2,980	327,800
TECO Energy, Inc.	10,000	196,100
Wisconsin Energy Corp.	2,190	108,755
Xcel Energy, Inc.	12,570	420,718
		5,235,976
OIL, GAS & CONSUMABLE FUELS (7.5%)
Anadarko Petroleum Corp.	4,190	384,558
Apache Corp.	6,810	525,732
Cabot Oil & Gas Corp., Class A	15,950	496,045
Chesapeake Energy Corp.	3,840	85,171
Chevron Corp.	17,679	2,120,596
Cimarex Energy Co.	730	82,979
ConocoPhillips	12,949	934,270
CONSOL Energy, Inc.	1,690	62,192
Denbury Resources, Inc.	18,330	227,292
Devon Energy Corp.	3,250	195,000
EOG Resources, Inc.	9,424	895,751
EQT Corp.	3,280	308,451
Exxon Mobil Corp.	35,720	3,454,481
Hess Corp.	9,120	773,467
Kinder Morgan, Inc.	10,510	406,737
Marathon Oil Corp.	12,330	436,482
Marathon Petroleum Corp.	2,280	207,252
Murphy Oil Corp.	12,290	656,163
Newfield Exploration Co.(a)	1,030	33,588
Noble Corp.	9,520	199,158
Noble Energy, Inc.	6,370	367,103
Occidental Petroleum Corp.	6,422	571,109
Phillips 66	13,019	1,021,992
Pioneer Natural Resources Co.	3,644	688,935
Range Resources Corp.	4,790	327,636
Southwestern Energy Co.(a)	2,600	84,526
Tesoro Corp.	11,040	788,367
Valero Energy Corp.	19,740	988,777
Williams Cos., Inc.	5,770	320,293
		17,644,103
PAPER & FOREST PRODUCTS (0.3%)
International Paper Co.	8,290	419,640
MeadWestvaco Corp.	1,900	83,923
Weyerhaeuser Co.	4,821	163,239
		666,802
PERSONAL PRODUCTS (0.1%)
Avon Products, Inc.	4,100	42,640
The Estee Lauder Cos., Inc., Class A	2,840	213,511
		256,151

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2014 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
PHARMACEUTICALS (2.5%)
Abbott Laboratories	14,740	$642,517
AbbVie, Inc.	14,300	907,478
Actavis, Inc. PLC(a)	6,286	1,525,864
Allergan, Inc.	5,514	1,047,991
Eli Lilly & Co.	10,570	701,108
Mallinckrodt PLC(a)	1,150	106,007
Mylan Laboratories, Inc.(a)	4,360	233,478
Perrigo Co. PLC	3,110	502,109
Zoetis, Inc.	6,550	243,398
		5,909,950
PROFESSIONAL SERVICES (0.1%)
Nielsen Holdings NV	3,370	143,191
REAL ESTATE INVESTMENT TRUST (1.6%)
American Tower Corp.	3,420	333,450
Apartment Investment & Management Co., Class A	1,349	48,281
AvalonBay Communities, Inc.	1,251	194,956
Boston Properties, Inc.	1,750	221,812
CBRE Group, Inc.(a)	2,140	68,480
Equity Residential	3,040	211,462
Essex Property Trust, Inc.	650	131,144
General Growth Properties, Inc.	3,410	88,353
HCP, Inc.	3,810	167,526
Health Care REIT, Inc.	2,850	202,663
Host Hotels & Resorts, Inc.	6,283	146,457
Kimco Realty Corp.	4,510	112,524
Macerich Co.	4,200	296,100
Navient Corp.	6,040	119,471
Plum Creek Timber Co., Inc.	1,370	56,184
Prologis, Inc.	3,852	160,436
Public Storage, Inc.	1,325	244,251
Simon Property Group, Inc.	3,100	555,551
Ventas, Inc.	2,500	171,275
Vornado Realty Trust	1,935	211,844
		3,742,220
ROAD & RAIL (0.9%)
CSX Corp.	8,910	317,463
Kansas City Southern	940	115,423
Norfolk Southern Corp.	2,760	305,366
Ryder System, Inc.	6,260	553,822
Union Pacific Corp.	7,622	887,582
		2,179,656
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.6%)
Altera Corp.	2,230	76,645
Analog Devices, Inc.	2,640	130,997
Applied Materials, Inc.	10,320	227,969
Avago Technologies Ltd.	2,070	178,538
Broadcom Corp., Class A	4,300	180,084

	Shares	Value
Intel Corp.	38,900	$1,322,989
KLA-Tencor Corp.	1,430	113,184
Lam Research Corp.	1,363	106,123
Linear Technology Corp.	1,760	75,398
Microchip Technology, Inc.	1,480	63,803
Micron Technology, Inc.(a)	15,810	523,153
NVIDIA Corp.	4,905	95,844
Texas Instruments, Inc.	9,050	449,423
Xilinx, Inc.	2,100	93,408
		3,637,558
SOFTWARE (2.2%)
Adobe Systems, Inc.(a)	4,044	283,565
Autodesk, Inc.(a)	1,970	113,354
CA, Inc.	3,430	99,676
Citrix Systems, Inc.(a)	1,390	89,280
Intuit, Inc.	2,600	228,826
Microsoft Corp.	64,660	3,035,787
Oracle Corp.	26,871	1,049,312
Red Hat, Inc.(a)	1,580	93,093
Symantec Corp.	6,102	151,452
		5,144,345
SPECIALTY RETAIL (2.4%)
AutoNation, Inc.(a)	9,390	537,672
AutoZone, Inc.(a)	310	171,591
Bed Bath & Beyond, Inc.(a)	4,060	273,400
Best Buy Co., Inc.	2,230	76,132
CarMax, Inc.(a)	1,880	105,111
Dollar Tree, Inc.(a)	5,320	322,232
GameStop Corp., Class A	892	38,142
Gap, Inc.	2,230	84,495
Home Depot, Inc.	11,070	1,079,546
L Brands, Inc.	2,160	155,779
Lowe's Cos., Inc.	8,160	466,752
O'Reilly Automotive, Inc.(a)	2,150	378,142
PetSmart, Inc.	920	66,562
Ross Stores, Inc.	1,790	144,489
Staples, Inc.	40,115	508,658
The Sherwin-Williams Co.	797	182,959
Tiffany & Co.	1,060	101,887
TJX Cos., Inc.	8,330	527,456
Tractor Supply Co.	6,130	448,839
Urban Outfitters, Inc.(a)	830	25,199
		5,695,043
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (4.4%)
Apple Computer, Inc.	46,751	5,049,108
EMC Corp.	15,870	455,945
Hewlett-Packard Co.	34,470	1,236,784
International Business Machines Corp.	7,526	1,237,274
NetApp, Inc.	2,600	111,280

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2014 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
SanDisk Corp.	4,980	$468,817
Seagate Technology PLC	14,570	915,433
Teradata Corp.(a)	1,280	54,170
Western Digital Corp.	8,020	788,927
		10,317,738
TEXTILES, APPAREL & LUXURY GOODS (1.5%)
Coach, Inc.	2,150	73,917
Fossil Group, Inc.(a)	3,920	398,507
Michael Kors Holdings Ltd.(a)	9,820	771,754
NIKE, Inc., Class B	9,160	851,605
PVH Corp.	770	88,050
Ralph Lauren Corp.	635	104,673
Under Armour, Inc., Class A(a)	12,410	813,848
VF Corp.	6,585	445,673
		3,548,027
THRIFTS & MORTGAGE FINANCE (0.1%)
Hudson City Bancorp, Inc.	17,540	169,261
People's United Financial, Inc.	7,570	110,673
		279,934

	Shares	Value
TRADING COMPANIES & DISTRIBUTORS (0.4%)
Fastenal Co.	2,030	$89,401
United Rentals, Inc.(a)	5,690	626,242
W.W. Grainger, Inc.	595	146,846
		862,489
WIRELESS TELECOMMUNICATION SERVICES (0.1%)
Crown Castle International Corp.	2,850	222,642
TOTAL COMMON STOCKS		232,494,294
MONEY MARKET FUND (0.5%)
Federated Government Obligations Fund, Institutional Shares, 0.01%(b)	1,249,330	1,249,330
TOTAL MONEY MARKET FUND		1,249,330
TOTAL INVESTMENTS (COST $164,605,394) 99.9%		233,743,624
OTHER ASSETS IN EXCESS OF LIABILITIES 0.1%		191,242
NET ASSETS 100.0%		$233,934,866
(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of October 31, 2014.

ADR – American Depositary Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trust

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2014 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward Small-Mid Cap Enhanced Index Fund investments by Industry.

Industry Diversification	Percent*
Real Estate Investment Trust	5.8%
Banks	5.7
Insurance	5.0
Electronic Equipment & Instruments	4.1
Specialty Retail	4.0
Machinery	3.5
Commercial Services & Supplies	3.4
Health Care Providers & Services	3.3
Software	3.2
Oil, Gas & Consumable Fuels	2.8
Health Care Equipment & Supplies	2.8
Metals & Mining	2.7
Energy Equipment & Services	2.5
IT Services	2.5
Semiconductors & Semiconductor Equipment	2.3
Chemicals	2.3
Household Durables	2.0
Aerospace & Defense	2.0
Internet Software & Services	1.9
Diversified Financial Services	1.8
Pharmaceuticals	1.8
Textiles, Apparel & Luxury Goods	1.8
Capital Markets	1.7
Road & Rail	1.7
Food Products	1.6
Communications Equipment	1.6
Gas Utilities	1.5
Hotels, Restaurants & Leisure	1.4
Diversified Consumer Services	1.3
Electrical Equipment	1.2
Biotechnology	1.1
Building Products	1.0
Multi-Utilities	1.0
Electric Utilities	1.0

Industry Diversification	Percent*
Construction & Engineering	1.0%
Paper & Forest Products	0.9
Media	0.9
Leisure Products	0.9
Thrifts & Mortgage Finance	0.9
Technology Hardware, Storage & Peripherals	0.9
Airlines	0.8
Household Products	0.8
Containers & Packaging	0.8
Auto Components	0.7
Life Sciences Tools and Services	0.7
Money Market Funds	0.7
Trading Companies & Distributors	0.6
Food & Staples Retailing	0.6
Multiline Retail	0.5
Marine	0.5
Consumer Finance	0.5
Professional Services	0.4
Real Estate Management and Development	0.4
Industrial Conglomerates	0.4
Air Freight & Logistics	0.4
Health Care Technology	0.4
Diversified Telecommunication Services	0.4
Wireless Telecommunication Services	0.3
Water Utilities	0.2
Automobiles	0.2
Personal Products	0.2
Internet & Catalog Retail	0.2
Electronic Equipment, Instruments & Components	0.2
Distributors	0.2
Environmental & Facilities Services	0.1
Construction Materials	0.0
Total Investments	100.0%
*	Percentages indicated are based on net assets as of October 31, 2014.

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2014 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.3%)
AEROSPACE & DEFENSE (2.0%)
AAR Corp.	6,120	$162,180
AeroVironment, Inc.(a)	820	25,133
Alliant Techsystems, Inc.	1,320	154,387
American Science & Engineering, Inc.	450	24,885
BE Aerospace, Inc.(a)	6,000	446,700
Cubic Corp.	840	40,521
Curtiss-Wright Corp.	2,990	206,938
Engility Holdings, Inc.(a)	7,050	304,560
Esterline Technologies Corp.(a)	2,090	244,760
Exelis, Inc.	12,460	222,411
GenCorp, Inc.(a)	14,200	240,832
Moog, Inc., Class A(a)	1,850	141,599
Orbital Sciences Corp.(a)	2,480	65,224
TASER International, Inc.(a)	16,750	315,570
Teledyne Technologies, Inc.(a)	1,720	178,244
Triumph Group, Inc.	3,090	215,157
		2,989,101
AIR FREIGHT & LOGISTICS (0.4%)
Atlas Air Worldwide Holdings(a)	6,490	239,611
Forward Air Corp.	1,180	56,487
Hub Group, Inc., Class A(a)	4,650	168,748
UTI Worldwide, Inc.(a)	6,940	75,854
		540,700
AIRLINES (0.8%)
Alaska Air Group, Inc.	7,800	415,194
Allegiant Travel Co.	1,220	162,833
JetBlue Airways Corp.(a)	30,510	352,085
SkyWest, Inc.	18,330	211,162
		1,141,274
AUTO COMPONENTS (0.7%)
Dorman Products, Inc.(a)	1,330	61,659
Drew Industries, Inc.	2,820	135,529
Gentex Corp.	8,120	265,849
LKQ Corp.(a)	15,030	429,407
Standard Motor Products, Inc.	790	31,221
Superior Industries International, Inc.	7,720	150,617
		1,074,282
AUTOMOBILES (0.2%)
Thor Industries, Inc.	1,840	97,318
Winnebago Industries, Inc.(a)	6,030	127,896
		225,214
BANKS (5.7%)
Associated Bancorp	15,050	282,940
BancorpSouth, Inc.	10,490	241,585
Bank of Hawaii Corp.	1,620	94,851
Bank of the Ozarks, Inc.	6,310	222,364
Banner Corp.	580	25,068
BBCN Bancorp, Inc.	13,920	196,829
Boston Private Financial Holdings, Inc.	12,130	159,509

	Shares	Value
Cardinal Financial Corp.	1,420	$27,264
Cathay General Bancorp	8,900	235,049
City Holding Co.	270	12,147
City National Corp.	3,050	240,065
Columbia Banking System, Inc.	1,970	54,727
Commerce Bancshares, Inc.	2,814	127,362
Community Bank System, Inc.	1,100	41,965
Cullen/Frost Bankers, Inc.	2,450	197,984
CVB Financial Corp.	3,720	58,702
East West Bancorp, Inc.	6,850	251,806
F.N.B. Corp.	9,910	126,749
First Bancorp(a)	5,342	27,832
First Commonwealth Financial Corp.	4,950	46,282
First Financial Bancorp	2,060	36,132
First Financial Bankshares, Inc.	3,670	116,633
First Horizon National Corp.	10,170	130,786
First Midwest Bancorp, Inc.	11,530	193,589
FirstMerit Corp.	6,730	123,495
Fulton Financial Corp.	11,380	135,194
Glacier Bancorp, Inc.	5,870	168,410
Hancock Holding Co.	4,339	152,689
Hanmi Financial Corp.	1,231	26,405
Home Bancshares, Inc.	6,236	199,053
Independent Bank Corp. – Massachusetts	490	19,992
International Bancshares Corp.	3,990	113,196
MB Financial, Inc.	9,541	301,019
National Penn Bancshares, Inc.	5,310	54,640
NBT Bancorp	1,390	35,695
Old National Bancorp	4,450	64,747
PacWest Bancorp	6,880	293,501
Pinnacle Financial Partners, Inc.	5,580	218,736
PrivateBancorp, Inc.	8,380	270,842
Prosperity Bancshares, Inc.	2,330	140,709
S & T Bancorp, Inc.	890	24,555
Signature Bank(a)	2,950	357,334
Simmons First National Corp., Class A	460	19,315
Sterling BanCorp	2,958	41,589
Susquehanna Bancshares, Inc.	15,850	155,489
SVB Financial Group(a)	3,730	417,723
Synovus Financial Corp.	14,212	360,416
TCF Financial Corp.	7,000	108,150
Texas Capital Bancshares, Inc.(a)	3,170	193,846
Tompkins Financial Corp.	379	19,026
Trustmark Corp.	2,530	61,555
UMB Financial Corp.	1,570	93,541
Umpqua Holdings Corp.	17,070	300,432
United Bankshares, Inc.	2,230	76,444
United Community Banks, Inc.	12,752	229,919
Valley National Bancorp	12,762	127,365
WestAmerica Bancorp	950	46,873
Wilshire Bancorp, Inc.	13,730	135,927
Wintrust Financial Corp.	3,610	167,215
		8,403,257

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2014 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
BIOTECHNOLOGY (1.1%)
Acorda Therapeutics, Inc.(a)	6,300	$219,366
Emergent BioSolutions, Inc.(a)	1,310	29,632
Ligand Pharmaceuticals, Inc., B(a)	3,060	169,126
Momenta Pharmaceuticals, Inc.(a)	2,160	23,565
Neogen Corp.(a)	2,422	106,326
Repligen Corp.(a)	19,780	498,852
Spectrum Pharmaceuticals, Inc.(a)	2,900	21,982
United Therapeutics Corp.(a)	3,670	480,660
		1,549,509
BUILDING PRODUCTS (1.0%)
AAON, Inc.	7,398	145,371
American Woodmark Corp.(a)	450	18,409
Apogee Enterprises, Inc.	2,500	109,750
Comfort Systems USA, Inc.	1,710	26,266
Eagle Materials, Inc.	3,310	289,393
Griffon Corp.	16,520	203,031
Lennox International, Inc.	1,890	168,059
Pgt, Inc.(a)	18,600	174,933
Quanex Building Products Corp.	4,285	85,786
Simpson Manufacturing Co., Inc.	1,490	49,289
Universal Forest Products, Inc.	3,790	189,386
		1,459,673
CAPITAL MARKETS (1.7%)
Eaton Vance Corp.	4,720	173,838
Evercore Partners, Inc.	3,390	175,500
Federated Investors, Inc., Class B	3,700	115,699
Financial Engines, Inc.	3,270	130,375
FXCM, Inc.	1,770	29,134
HFF, Inc., Class A	6,590	207,453
Investment Technology Group, Inc.(a)	1,570	28,150
Janus Capital Group, Inc.	10,410	156,046
Piper Jaffray Cos., Inc.(a)	4,220	238,261
Raymond James Financial, Inc.	4,820	270,547
Retail Opportunity Investments Corp.	13,070	213,564
SEI Investments Co.	5,540	214,177
SWS Group, Inc.(a)	8,995	66,473
Virtus Investment Partners, Inc.	1,197	214,514
Waddell & Reed Financial, Inc., Class A	5,100	243,474
		2,477,205
CHEMICALS (2.3%)
A. Schulman, Inc.	4,400	155,804
Albemarle Corp.	3,230	188,567
American Vanguard Corp.	4,940	57,008
Ashland, Inc.	3,980	430,119
Balchem Corp.	2,075	134,252
Cabot Corp.	3,970	184,327
Cytec Industries, Inc.	3,240	151,081
Flotek Industries, Inc.(a)	6,740	149,358
FutureFuel Corp.	930	12,388
H.B. Fuller Co.	3,290	138,081
Hawkins, Inc.	250	9,628
Innophos Holdings, Inc.	940	53,580
Intrepid Potash, Inc.(a)	2,370	31,877

	Shares	Value
Kraton Performance Polymers, Inc.(a)	3,810	$68,161
Mineral Technologies, Inc.	1,520	116,599
NewMarket Corp.	403	156,368
Olin Corp.	6,570	159,257
Om Group, Inc.	2,500	65,075
PolyOne Corp.	3,670	135,827
Quaker Chemical Corp.	680	55,814
Rayonier, Inc.	1,683	48,016
RPM International, Inc.	5,170	234,201
Sensient Technologies Corp.	1,940	114,809
Stepan Co.	1,490	65,977
The Scotts Miracle-Gro Co., Class A	1,710	101,300
Valspar Corp.	3,200	262,912
Zep, Inc.	4,525	72,672
		3,353,058
COMMERCIAL SERVICES & SUPPLIES (3.4%)
ABM Industries, Inc.	7,620	210,617
Brady Corp., Class A	1,950	46,488
CDI Corp.	13,630	234,300
Civeo Corp.	4,300	52,417
Clean Harbors, Inc.(a)	2,200	109,186
Copart, Inc.(a)	5,910	197,630
Corrections Corp. of America	4,528	166,540
Darling International, Inc.(a)	6,830	120,208
Deluxe Corp.	2,850	173,280
Exponent, Inc.	670	53,479
Forrester Research, Inc.	460	18,529
FTI Consulting, Inc.(a)	1,650	66,627
G & K Services, Inc., Class A	860	54,240
Healthcare Services Group, Inc.	3,162	94,164
Heartland Payment Systems, Inc.	1,500	77,475
Heidrick & Struggles International, Inc.	5,370	111,803
Herman Miller, Inc.	2,400	76,800
HMS Holdings Corp.(a)	3,590	83,396
HNI Corp.	3,470	161,875
Interface, Inc.	2,550	40,877
Kelly Services, Inc., Class A	10,430	183,881
Korn/Ferry International, Inc.(a)	3,680	102,782
Leidos Holdings, Inc.	6,110	223,443
Manpower, Inc.	4,870	325,073
Mobile Mini, Inc.	3,010	131,928
Monro Muffler Brake, Inc.	1,325	70,808
Monster Worldwide, Inc.(a)	29,400	113,484
MSA Safety, Inc.	1,250	71,838
Navigant Consulting, Inc.(a)	2,500	38,475
On Assignment, Inc.(a)	8,330	242,403
R.R. Donnelley & Sons Co.	7,970	139,076
Resources Connection, Inc.	5,130	79,361
Rollins, Inc.	2,450	78,082
TeleTech Holdings, Inc.(a)	940	24,261
Tetra Tech, Inc.	2,690	72,119
The Brink's Co.	5,380	112,980
The Corporate Executive Board Co.	3,650	269,005
TrueBlue, Inc.(a)	1,650	40,788
United Stationers, Inc.	4,710	196,737

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2014 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Viad Corp.	5,110	$130,356
Waste Connections, Inc.	4,772	238,123
		5,034,934
COMMUNICATIONS EQUIPMENT (1.6%)
ADTRAN, Inc.	2,280	48,359
Arris Group, Inc.(a)	4,829	144,967
Bel Fuse, Inc.	5,190	146,825
Belden CDT, Inc.	3,370	239,910
Black Box Corp.	9,180	201,868
CalAmp Corp.(a)	10,210	196,849
Ciena Corp.(a)	6,840	114,639
Comtech Telecommunications Corp.	570	21,700
Digi International, Inc.(a)	6,810	56,387
Dycom Industries, Inc.(a)	7,370	231,344
Harmonic, Inc.(a)	22,620	150,875
InterDigital, Inc.	1,600	79,088
Ixia(a)	2,410	23,208
JDS Uniphase Corp.(a)	9,570	128,812
NETGEAR, Inc.(a)	3,570	121,523
Oplink Communications, Inc.	4,940	102,999
Plantronics, Inc.	1,570	81,436
Polycom, Inc.(a)	5,770	75,472
Procera Networks, Inc.(a)	970	7,265
Riverbed Technology, Inc.(a)	6,239	118,479
ViaSat, Inc.(a)	1,760	110,246
		2,402,251
CONSTRUCTION & ENGINEERING (1.0%)
AECOM Technology Corp.(a)	14,072	458,052
Aegion Corp.(a)	7,300	133,736
EMCOR Group, Inc.	5,960	263,015
Granite Construction, Inc.	4,520	166,833
ITT Corp.	3,600	162,216
KBR, Inc.	8,310	158,555
Orion Marine Group, Inc.(a)	4,930	54,033
		1,396,440
CONSTRUCTION MATERIALS (0.0%)
Headwaters, Inc.(a)	3,270	41,529
CONSUMER FINANCE (0.5%)
Cash America International, Inc.	6,550	321,933
First Cash Financial Services, Inc.(a)	1,990	117,569
Green Dot Corp., Class A(a)	1,310	31,309
SLM Corp.	28,900	275,995
World Acceptance Corp.(a)	450	32,247
		779,053
CONTAINERS & PACKAGING (0.8%)
AptarGroup, Inc.	2,540	158,089
Greif, Inc., Class A	3,330	146,720
Myers Industries, Inc.	1,120	16,733
Packaging Corp. of America	5,420	390,674
Rock-Tenn Co., Class A	5,680	290,532
Silgan Holdings, Inc.	1,700	83,572
Sonoco Products Co.	3,860	157,758
		1,244,078

	Shares	Value
DISTRIBUTORS (0.2%)
MWI Veterinary Supply, Inc.(a)	1,290	$218,855
VOXX International Corp.(a)	13,830	117,970
		336,825
DIVERSIFIED CONSUMER SERVICES (1.3%)
American Public Education, Inc.(a)	2,420	74,996
Apollo Group, Inc., Class A(a)	6,210	177,978
Capella Education Co.	2,220	157,043
Career Education Corp.(a)	20,170	116,986
DeVry, Inc.	3,700	179,117
Graham Holdings Co.	257	201,385
Hillenbrand, Inc.	4,870	162,122
Interval Leisure Group, Inc.	2,280	47,971
Matthews International Corp., Class A	1,370	63,130
Nutrisystem, Inc.	1,240	20,882
Outerwall, Inc.(a)	880	55,678
Regis Corp.	12,800	217,344
Service Corp. International	9,990	218,481
Sotheby's	3,940	156,260
Strayer Education, Inc.(a)	522	38,205
Universal Technical Institute, Inc.	1,390	16,555
		1,904,133
DIVERSIFIED FINANCIAL SERVICES (1.8%)
BofI Holding, Inc.(a)	2,340	180,227
Calamos Asset Management, Inc., Class A	12,690	173,853
Cardtronics, Inc.(a)	3,890	149,337
CBOE Holdings, Inc.	5,020	295,879
CoreLogic, Inc.(a)	5,580	175,045
Encore Capital Group, Inc.(a)	4,130	187,956
EZCORP, Inc., Class A(a)	21,000	236,880
Greenhill & Co., Inc.	1,140	51,300
Interactive Brokers Group, Inc., Class A	2,260	58,353
MarketAxess Holdings, Inc.	3,620	234,033
MSCI, Inc., Class A	5,890	274,827
Portfolio Recovery Associates, Inc.(a)	4,970	314,352
Provident Financial Services, Inc.	5,220	95,161
Stifel Financial Corp.(a)	2,515	119,488
Viewpoint Financial Group	1,340	36,542
		2,583,233
DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
8x8, Inc.(a)	12,190	95,814
Atlantic Tele-Network, Inc.	1,740	116,911
Cincinnati Bell, Inc.(a)	9,960	36,553
Consolidated Communications Holdings, Inc.	240	6,216
General Communication, Inc., Class A(a)	1,510	17,712
Lumos Networks Corp.	3,190	54,868
NeuStar, Inc., Class A(a)	4,030	106,432
tw Telecom, Inc.(a)	5,350	228,873
		663,379
ELECTRIC UTILITIES (1.0%)
ALLETE, Inc.	1,330	69,479
Cleco Corp.	2,260	121,497
El Paso Electric Co.	1,520	57,517

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2014 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Great Plains Energy, Inc.	11,101	$298,950
Hawaiian Electric Industries, Inc.	8,010	225,562
IDACORP, Inc.	2,920	184,632
NorthWestern Corp.	2,520	133,157
UIL Holdings Corp.	3,400	139,876
Westar Energy, Inc.	7,620	288,112
		1,518,782
ELECTRICAL EQUIPMENT (1.2%)
A.O. Smith Corp.	6,290	335,571
Acuity Brands, Inc.	1,710	238,425
AZZ, Inc.	2,260	105,678
Encore Wire Corp.	700	26,558
EnerSys	3,390	212,892
Franklin Electric Co., Inc.	1,440	53,770
General Cable Corp.	2,090	29,615
Hubbell, Inc., Class B	2,260	256,307
Powell Industries, Inc.	430	19,578
REGAL-BELOIT Corp.	2,860	202,974
Rofin-Sinar Technologies, Inc.(a)	3,450	77,245
Vicor Corp.(a)	910	12,385
Woodward, Inc.	2,290	117,271
		1,688,269
ELECTRONIC EQUIPMENT & INSTRUMENTS (4.1%)
Agilysys, Inc.(a)	570	6,441
Anixter International, Inc.	2,550	217,183
Arrow Electronics, Inc.(a)	8,040	457,154
Avnet, Inc.	10,320	446,340
Badger Meter, Inc.	620	35,290
Benchmark Electronics, Inc.(a)	9,960	236,251
Checkpoint Systems, Inc.(a)	1,780	23,603
Cognex Corp.(a)	5,210	206,108
Coherent, Inc.(a)	1,140	74,271
CTS Corp.	1,420	26,128
Daktronics, Inc.	9,610	127,909
DTS, Inc.(a)	720	21,442
Electro Scientific Industries, Inc.	1,040	7,384
ESCO Technologies, Inc.	1,060	40,301
FARO Technologies, Inc.(a)	2,110	118,160
II-VI, Inc.(a)	2,510	33,860
Ingram Micro, Inc.(a)	16,530	443,665
Insight Enterprises, Inc.(a)	8,890	202,248
Itron, Inc.(a)	2,760	107,447
Littelfuse, Inc.	1,120	109,245
Mercury Computer Systems, Inc.(a)	5,710	79,826
Methode Electronics, Inc.	6,180	243,368
Mettler-Toledo International, Inc.(a)	1,115	288,194
MTS Systems Corp.	1,680	110,897
National Instruments Corp.	3,725	118,008
Newport Corp.(a)	1,670	29,876
Park Electrochemical Corp.	760	19,608
Plexus Corp.(a)	3,460	143,071
Rogers Corp.(a)	840	57,431
Rovi Corp.(a)	3,733	77,945
Sanmina Corp.(a)	15,870	397,861
ScanSource, Inc.(a)	4,450	169,901

	Shares	Value
SYNNEX Corp.	3,660	$253,199
Tech Data Corp.(a)	6,610	394,749
Trimble Navigation Ltd.(a)	11,220	301,369
TTM Technologies, Inc.(a)	18,690	129,148
Vishay Intertechnology, Inc.	16,900	228,319
		5,983,200
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.2%)
Fabrinet(a)	1,260	22,944
Knowles Corp.(a)	3,280	63,829
Zebra Technologies Corp., Class A(a)	2,120	156,350
		243,123
ENERGY EQUIPMENT & SERVICES (2.5%)
Atwood Oceanics, Inc.(a)	2,470	100,405
Basic Energy Services, Inc.(a)	1,410	18,189
Bristow Group, Inc.	1,570	116,023
C&J Energy Services, Inc.(a)	8,210	158,535
CARBO Ceramics, Inc.	1,450	74,921
Dril-Quip, Inc.(a)	2,330	209,583
Era Group, Inc.(a)	5,540	129,581
Exterran Holdings, Inc.	6,010	236,373
Geospace Technologies Corp.(a)	1,320	40,643
Gulf Island Fabrication, Inc.	4,310	91,113
Gulfmark Offshore, Inc., Class – A	970	29,255
Helix Energy Solutions Group, Inc.(a)	3,920	104,429
ION Geophysical Corp.(a)	5,630	15,764
Matrix Service Co.(a)	11,770	294,956
Newpark Resources, Inc.(a)	15,580	178,079
Oceaneering International, Inc.	5,550	389,999
Patterson-UTI Energy, Inc.	12,190	280,736
Pioneer Energy Services Corp.(a)	21,670	198,931
Rowan Cos., Inc., Class A	7,070	171,589
SEACOR Holdings, Inc.(a)	1,540	126,973
Superior Energy Services, Inc.	12,090	304,064
TETRA Technologies, Inc.(a)	3,440	32,783
Tidewater, Inc.	3,560	131,257
Unit Corp.(a)	3,330	161,239
		3,595,420
ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
US Ecology, Inc.	4,320	217,210
FOOD & STAPLES RETAILING (0.6%)
Casey's General Stores, Inc.	1,680	137,541
SpartanNash Co.	8,904	199,539
SuperValu, Inc.(a)	18,120	156,376
Tesco Corp.	10,140	193,066
United Natural Foods, Inc.(a)	3,110	211,542
		898,064
FOOD PRODUCTS (1.6%)
B&G Foods, Inc.	2,160	63,634
Calavo Growers, Inc.	560	27,182
Cal-Maine Foods, Inc.	700	61,453
Dean Foods Co.	12,120	178,285
Diamond Foods, Inc.(a)	950	28,642

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2014 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Flowers Foods, Inc.	7,113	$135,147
Hain Celestial Group, Inc.(a)	2,920	316,090
Ingredion, Inc.	4,040	312,090
J & J Snack Foods Corp.	720	74,182
Lancaster Colony Corp.	890	81,426
Post Holdings, Inc.(a)	2,975	111,562
Sanderson Farms, Inc.	2,200	184,756
Seneca Foods Corp., Class A(a)	8,020	215,578
Snyders-Lance, Inc.	2,050	61,070
Tootsie Roll Industries, Inc.	904	26,804
TreeHouse Foods, Inc.(a)	1,820	155,009
Whitewave Foods Co., Class A(a)	6,690	249,069
		2,281,979
GAS UTILITIES (1.5%)
Atmos Energy Corp.	5,310	281,430
Energen Corp.	3,190	215,963
National Fuel Gas Co.	3,380	233,997
New Jersey Resources Corp.	3,750	219,300
Northwest Natural Gas Co.	860	40,360
One Gas, Inc.	3,380	128,271
Piedmont Natural Gas Co., Inc.	2,910	110,609
Questar Corp.	6,950	167,565
South Jersey Industries, Inc.	1,200	70,368
Southwest Gas Corp.	1,820	105,724
The Laclede Group, Inc.	2,820	143,171
UGI Corp.	10,290	387,830
WGL Holdings, Inc.	3,590	168,730
		2,273,318
HEALTH CARE EQUIPMENT & SUPPLIES (2.8%)
Abaxis, Inc.	900	47,394
ABIOMED, Inc.(a)	7,800	255,762
Align Technology, Inc.(a)	5,090	267,836
Allscripts Healthcare Solutions, Inc.(a)	6,566	90,085
Analogic Corp.	610	44,493
Anika Therapeutics, Inc.(a)	4,970	199,496
Bio-Rad Laboratories, Inc., Class A(a)	1,030	116,205
Cantel Medical Corp.	5,207	220,777
CONMED Corp.	1,200	50,388
Cyberonics, Inc.(a)	1,170	61,425
Cynosure, Inc.(a)	960	24,278
Greatbatch, Inc.(a)	1,020	51,194
Haemonetics Corp.(a)	2,230	84,116
Hanger Orthopedic Group, Inc.(a)	1,730	41,399
Hill-Rom Holdings, Inc.	2,520	112,090
Hologic, Inc.(a)	10,810	283,114
ICU Medical, Inc.(a)	720	51,048
IDEXX Laboratories, Inc.(a)	2,120	300,340
Integra LifeSciences Holdings Corp.(a)	1,060	54,177
Invacare Corp.	6,390	100,387
Masimo Corp.(a)	2,380	60,071
Meridian Bioscience, Inc.	1,900	35,226
Merit Medical Systems, Inc.(a)	2,095	31,739
Natus Medical, Inc.(a)	7,870	267,580
NuVasive, Inc.(a)	4,200	171,780
OSI Systems, Inc.(a)	820	58,122

	Shares	Value
ResMed, Inc.	5,430	$283,555
Sirona Dental Systems, Inc.(a)	2,310	181,450
STERIS Corp.	2,420	149,556
SurModics, Inc.(a)	3,550	76,857
Symmetry Medical, Inc.(a)	2,380	23,562
Thoratec Corp.(a)	2,400	65,232
West Pharmaceutical Services, Inc.	4,060	208,075
		4,068,809
HEALTH CARE PROVIDERS & SERVICES (3.3%)
Air Methods Corp.(a)	2,830	133,661
Almost Family, Inc.(a)	4,420	130,125
Amedisys, Inc.(a)	1,629	42,517
AMN Healthcare Services, Inc.(a)	6,670	114,390
AmSurg Corp.(a)	1,940	104,779
Bio-Reference Laboratories, Inc.(a)	1,180	35,447
Centene Corp.(a)	4,410	408,675
Chemed Corp.	920	95,091
CorVel Corp.(a)	3,040	104,637
Cross Country Healthcare, Inc.(a)	19,600	189,532
CryoLife, Inc.	12,140	124,556
Gentiva Health Services, Inc.(a)	1,480	29,156
Health Net, Inc.(a)	9,490	450,870
Healthways, Inc.(a)	5,300	82,150
Henry Schein, Inc.(a)	3,910	469,317
IPC The Hospitalist Co.(a)	2,460	102,484
Kindred Healthcare, Inc.	10,542	229,288
Landauer, Inc.	470	16,821
LHC Group, Inc.(a)	5,930	144,396
Magellan Health Services, Inc.(a)	4,040	244,501
Medifast, Inc.(a)	550	17,457
Molina Healthcare, Inc.(a)	6,065	295,002
Omnicare, Inc.	4,420	294,328
Owens & Minor, Inc.	6,815	227,076
PharMerica Corp.(a)	8,760	251,324
Providence Service Corp.(a)	580	25,624
The Ensign Group, Inc.	1,280	49,562
VCA Antech, Inc.(a)	3,970	180,913
WellCare Group, Inc.(a)	4,050	274,874
		4,868,553
HEALTH CARE TECHNOLOGY (0.4%)
Computer Programs & Systems, Inc.	580	36,528
Healthstream, Inc.(a)	2,150	66,564
MedAssets, Inc.(a)	2,400	51,984
Medidata Solutions, Inc.(a)	4,350	196,228
Omnicell, Inc.(a)	7,160	231,340
		582,644
HOTELS, RESTAURANTS & LEISURE (1.4%)
Biglari Holdings, Inc.(a)	364	127,094
Bob Evans Farms, Inc.	1,210	59,108
Cracker Barrel Old Country Store, Inc.	1,370	158,030
DineEquity, Inc.	1,020	90,739
Domino's Pizza, Inc.	3,270	290,343
International Speedway Corp., Class A	1,460	45,742
Jack in the Box, Inc.	2,080	147,763

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2014 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Life Time Fitness, Inc.(a)	1,650	$92,021
Marcus Corp.	7,790	133,443
Marriott Vacations Worldwide Corp.	1,600	111,104
Panera Bread Co., Class A(a)	1,152	186,209
Papa John's International, Inc.	3,220	150,567
Sonic Corp.(a)	6,280	158,319
The Wendy's Co.	31,730	254,475
		2,004,957
HOUSEHOLD DURABLES (2.0%)
Ethan Allen Interiors, Inc.	1,170	33,111
Fortune Brands Home & Security, Inc.	7,920	342,540
iRobot Corp.(a)	1,180	42,150
Jarden Corp.(a)	6,355	413,647
KB HOME	4,230	66,580
La-Z-Boy, Inc.	4,950	113,157
M.D.C. Holdings, Inc.	5,640	137,729
M/I Homes, Inc.(a)	8,440	181,798
Meritage Homes Corp.(a)	2,900	106,691
National Presto Industries, Inc.	1,060	66,844
NVR, Inc.(a)	152	186,592
Ryland Group, Inc.	2,020	72,336
Standard Pacific Corp.(a)	16,970	125,578
Tempur-Pedic International, Inc.(a)	5,910	311,102
Toll Brothers, Inc.(a)	10,150	324,292
Tupperware Corp.	2,080	132,600
Universal Electronics, Inc.(a)	3,920	223,009
		2,879,756
HOUSEHOLD PRODUCTS (0.8%)
Central Garden & Pet Co., Class A(a)	33,560	288,280
Church & Dwight Co., Inc.	5,330	385,945
Energizer Holdings, Inc.	2,550	312,758
Inter Parfums, Inc.	4,110	116,724
WD-40 Co.	670	51,369
		1,155,076
INDUSTRIAL CONGLOMERATES (0.4%)
Carlisle Cos., Inc.	2,850	253,308
Koppers Holdings, Inc.	810	31,979
LSB Industries, Inc.(a)	770	28,898
Standex International Corp.	570	49,163
Teleflex, Inc.	1,900	216,828
Tredegar Industries, Inc.	1,010	19,210
		599,386
INSURANCE (5.0%)
Alleghany Corp.(a)	909	403,851
American Financial Group, Inc.	4,900	293,167
Amerisafe, Inc.	690	28,773
Arthur J. Gallagher & Co.	5,990	285,723
Aspen Insurance Holdings Ltd.	5,980	260,907
Brown & Brown, Inc.	4,840	154,202
eHealth, Inc.(a)	2,190	54,640
Employers Holdings, Inc.	6,380	130,088
Everest Re Group Ltd.	2,587	441,472
First American Financial Corp.	10,500	318,360

	Shares	Value
HCC Insurance Holdings, Inc.	5,400	$281,826
HCI Group, Inc.	5,390	274,028
Horace Mann Educators Corp.	5,040	153,266
Infinity Property & Casualty Corp.	2,580	188,366
Kemper Corp.	5,430	200,096
Meadowbrook Insurance Group, Inc.	15,890	101,219
Mercury General Corp.	2,660	141,299
Old Republic International Corp.	19,350	285,800
Primerica, Inc.	2,060	105,369
ProAssurance Corp.	3,280	153,438
Protective Life Corp.	6,180	430,622
Reinsurance Group of America	5,890	496,233
Renaissancere Holdings Ltd.	1,900	196,327
RLI Corp.	1,270	62,979
Safety Insurance Group, Inc.	2,240	139,731
Selective Insurance Group, Inc.	5,750	148,465
StanCorp Financial Group, Inc.	3,520	244,851
Stewart Information Services Corp.	7,980	281,854
The Hanover Insurance Group, Inc.	4,860	325,328
The Navigators Group, Inc.(a)	2,750	187,248
United Fire Group, Inc.	5,570	180,914
Universal Insurance Holdings, Inc.	1,230	21,525
W.R. Berkley Corp.	6,490	334,495
		7,306,462
INTERNET & CATALOG RETAIL (0.2%)
FTD Cos., Inc.(a)	840	29,552
HSN, Inc.	1,360	89,855
XO Group, Inc.(a)	17,740	225,830
		345,237
INTERNET SOFTWARE & SERVICES (1.9%)
AOL, Inc.(a)	3,110	135,378
Blucora, Inc.(a)	9,000	152,550
Blue Nile, Inc.(a)	520	18,460
Bottomline Technologies, Inc.(a)	1,530	38,388
comScore, Inc.(a)	2,850	120,099
Concur Technologies, Inc.(a)	2,700	346,464
Conversant, Inc.(a)	5,280	186,120
DealerTrack Holdings, Inc.(a)	5,450	256,423
Dice Holdings, Inc.(a)	2,570	25,623
Digital River, Inc.(a)	1,560	39,889
Equinix, Inc.	2,103	439,317
j2 Global, Inc.	4,480	242,323
Liquidity Services, Inc.(a)	1,150	14,697
LivePerson, Inc.(a)	2,250	32,400
Microstrategy, Inc., Class A(a)	390	62,743
Nic, Inc.	6,290	115,925
Perficient, Inc.(a)	8,330	138,111
PetMed Express, Inc.	940	12,417
QuinStreet, Inc.(a)	2,000	8,100
Rackspace Hosting, Inc.(a)	4,610	176,840
Stamps.com, Inc.(a)	3,240	119,556
TIBCO Software, Inc.(a)	6,200	144,894
		2,826,717

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2014 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
IT SERVICES (2.5%)
Acxiom Corp.(a)	4,630	$87,229
Broadridge Financial Solutions, Inc.	5,860	257,430
CACI International, Inc., Class A(a)	3,800	312,702
Ciber, Inc.(a)	49,490	161,832
Convergys Corp.	7,650	154,300
CSG Systems International, Inc.	1,490	39,500
DST Systems, Inc.	1,630	157,050
ExlService Holdings, Inc.(a)	1,320	36,947
Gartner, Inc.(a)	3,590	289,749
iGATE Corp.(a)	6,530	241,936
LogMeIn, Inc.(a)	3,270	157,124
ManTech International Corp., Class A	9,450	266,112
MAXIMUS, Inc.	4,020	194,809
Science Applications International Corp.	5,480	268,027
Sykes Enterprises, Inc.(a)	1,820	39,203
Synchronoss Technologies, Inc.(a)	5,400	279,018
VeriFone Systems, Inc.(a)	4,310	160,591
Virtusa Corp.(a)	5,840	239,323
Wex, Inc.(a)	2,710	307,748
		3,650,630
LEISURE PRODUCTS (0.9%)
Arctic Cat, Inc.	3,440	115,791
Brunswick Corp.	5,060	236,808
Callaway Golf Co.	4,060	31,830
MarineMax, Inc.(a)	11,990	229,848
Polaris Industries, Inc.	3,350	505,381
Pool Corp.	1,770	105,669
Sturm Ruger & Co., Inc.	2,090	87,111
		1,312,438
LIFE SCIENCES TOOLS AND SERVICES (0.7%)
Affymetrix, Inc.(a)	3,120	28,111
Albany Molecular Research, Inc.(a)	870	20,236
Cambrex Corp.(a)	9,690	204,265
Charles River Laboratories International, Inc.(a)	3,090	195,165
Covance, Inc.(a)	3,050	243,695
Luminex Corp.(a)	1,720	32,680
PAREXEL International Corp.(a)	2,310	125,456
Techne Corp.	1,540	140,217
		989,825
MACHINERY (3.5%)
3D Systems Corp.(a)	6,620	250,236
Actuant Corp., Class A	2,940	93,169
AGCO Corp.	6,010	266,303
Albany International Corp., Class A	1,130	42,691
Applied Industrial Technologies, Inc.	1,520	74,191
Astec Industries, Inc.	2,640	100,082
Barnes Group, Inc.	1,890	69,098
Briggs & Stratton Corp.	5,970	120,654
CIRCOR International, Inc.	2,210	166,081
CLARCOR, Inc.	2,020	135,259
Crane Co.	1,990	124,076
Donaldson Co., Inc.	4,960	206,237

	Shares	Value
EnPro Industries, Inc.(a)	1,090	$70,338
Federal Signal Corp.	13,180	187,156
Graco, Inc.	3,590	281,815
Harsco Corp.	3,210	69,593
IDEX Corp.	4,490	336,346
John Bean Technologies Corp.	1,095	32,817
Kennametal, Inc.	3,050	117,761
Lincoln Electric Holdings, Inc.	4,040	292,819
Lindsay Manufacturing Co.	610	53,497
Lydall, Inc.(a)	690	21,342
Mueller Industries, Inc.	4,080	132,437
Nordson Corp.	2,420	185,251
Oshkosh Truck Corp.	5,660	253,342
SPX Corp.	1,930	182,945
Tennant Co.	790	58,247
Terex Corp.	6,900	198,513
The Timken Co.	2,930	125,961
Titan International, Inc.	12,510	132,106
Toro Co.	2,080	128,398
Trinity Industries, Inc.	12,670	452,446
Valmont Industries, Inc.	1,090	148,425
Watts Water Technologies, Inc.	1,210	73,362
		5,182,994
MARINE (0.5%)
Huntington Ingalls Industries, Inc.	2,060	217,989
Kirby Corp.(a)	3,890	430,156
Matson, Inc.	3,920	111,681
		759,826
MEDIA (0.9%)
Cinemark Holdings, Inc.	4,160	146,931
DreamWorks Animation SKG, Inc., Class A(a)	4,040	90,011
Harte-Hanks, Inc.	2,350	15,298
Lamar Advertising Co., Class A	3,170	163,731
Live Nation, Inc.(a)	5,822	151,372
Meredith Corp.	1,440	75,082
Scholastic Corp.	6,180	215,126
Sizmek, Inc.(a)	5,260	30,140
The E.W. Scripps Co., Class A(a)	7,050	135,360
The New York Times Co., Class A	5,430	69,721
Time, Inc.(a)	4,490	101,429
Wiley John And Sons, Class A	1,860	108,605
		1,302,806
METALS & MINING (2.7%)
A.M. Castle & Co.(a)	10,800	79,380
AK Steel Holding Corp.(a)	5,850	44,284
Carpenter Technology Corp.	2,070	103,603
Century Aluminum Co.(a)	15,750	461,160
Cliffs Natural Resources, Inc.	6,070	68,166
Commercial Metals Co.	12,520	216,471
Compass Minerals International, Inc.	1,350	115,668
Gibraltar Industries, Inc.(a)	6,290	95,922
Globe Specialty Metals, Inc.	2,600	48,906
Haynes International, Inc.	440	20,456

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2014 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Kaiser Aluminum Corp.	2,530	$175,961
Materion Corp.	6,090	240,251
Olympic Steel, Inc.	6,820	137,218
Reliance Steel & Aluminum Co.	4,850	327,278
Royal Gold, Inc.	2,670	152,591
RTI International Metals, Inc.(a)	1,220	28,731
Steel Dynamics, Inc.	15,600	358,956
Stillwater Mining Co.(a)	4,920	64,600
SunCoke Energy, Inc.(a)	3,010	71,939
TimkenSteel Corp.	3,955	160,494
United States Steel Corp.	5,680	227,427
US Silica Holdings, Inc.	12,120	544,188
Worthington Industries, Inc.	4,190	161,944
		3,905,594
MULTILINE RETAIL (0.5%)
Big Lots, Inc.	6,620	302,203
Fred's, Inc.	11,490	180,393
J.C. Penney Co., Inc.(a)	17,640	134,240
The Andersons, Inc.	1,115	71,059
Tuesday Morning Corp.(a)	1,590	32,420
		720,315
MULTI-UTILITIES (1.0%)
Alliant Energy Corp.	4,130	255,688
Avista Corp.	5,850	207,382
Black Hills Corp.	1,750	95,778
MDU Resources Group, Inc.	7,300	205,714
OGE Energy Corp.	7,610	283,777
PNM Resources, Inc.	7,380	212,913
Vectren Corp.	3,130	140,694
		1,401,946
OIL, GAS & CONSUMABLE FUELS (2.8%)
Approach Resources, Inc.(a)	1,500	14,850
Arch Coal, Inc.	28,290	61,106
Bill Barrett Corp.(a)	1,990	30,248
Carrizo Oil & Gas, Inc.(a)	6,720	349,037
Cloud Peak Energy, Inc.(a)	11,100	132,867
Comstock Resources, Inc.	1,800	21,312
Contango Oil & Gas Co.(a)	610	22,308
Dresser-Rand Group, Inc.(a)	3,080	251,636
Forest Oil Corp.(a)	5,000	4,050
Green Plains Renewable Energy, Inc.	14,450	494,190
Gulfport Energy Corp.(a)	4,350	218,283
HollyFrontier Corp.	11,338	514,519
Hornbeck Offshore Services, Inc.(a)	1,350	41,391
Northern Oil & Gas, Inc.(a)	9,630	108,819
Oil States International, Inc.(a)	3,950	235,973
PDC Energy, Inc.(a)	1,580	69,078
Peabody Energy Corp.	7,980	83,231
Penn Virginia Corp.(a)	2,200	18,854
PetroQuest Energy, Inc.(a)	3,000	14,100
Rex Energy Corp.(a)	6,120	47,981
Rosetta Resources, Inc.(a)	4,840	184,065
SM Energy Co.	4,720	265,736
Stone Energy Corp.(a)	7,000	171,500

	Shares	Value
Swift Energy Co.(a)	13,240	$90,694
Synergy Resources Corp.(a)	20,620	251,358
World Fuel Services Corp.	6,710	276,720
WPX Energy, Inc.(a)	10,210	195,215
		4,169,121
PAPER & FOREST PRODUCTS (0.9%)
Boise Cascade Co.(a)	6,170	222,490
Clearwater Paper Corp.(a)	2,120	136,422
Deltic Timber Corp.	540	35,149
Domtar Corp.	6,340	260,384
KapStone Paper & Packaging Corp.(a)	9,700	298,372
Louisiana-Pacific Corp.(a)	5,980	87,308
Neenah Paper, Inc.	1,740	106,157
P. H. Glatfelter & Co.	4,140	104,452
Wausau-Mosinee Paper Corp.	2,450	24,231
		1,274,965
PERSONAL PRODUCTS (0.2%)
Helen of Troy Ltd.(a)	1,140	70,509
Prestige Brands Holdings, Inc.(a)	5,760	204,019
		274,528
PHARMACEUTICALS (1.8%)
Akorn, Inc.(a)	13,950	621,472
Cubist Pharmaceuticals, Inc.(a)	4,240	306,509
DepoMed, Inc.(a)	1,780	27,412
ENDO International PLC(a)	8,750	585,550
Impax Laboratories, Inc.(a)	2,710	78,509
Lannett Co., Inc.(a)	3,030	171,862
Sagent Pharmaceuticals, Inc.(a)	950	30,058
Salix Pharmaceutical Ltd.(a)	4,910	706,303
The Medicines Co.(a)	5,230	132,424
		2,660,099
PROFESSIONAL SERVICES (0.4%)
Insperity, Inc.	3,640	114,878
Towers Watson & Co., Class A	3,600	397,044
WageWorks, Inc.(a)	1,360	77,534
		589,456
REAL ESTATE INVESTMENT TRUST (5.8%)
Acadia Realty Trust	2,377	74,162
Agree Realty Corp.	400	12,244
Alexandria Real Estate Equities, Inc.	3,150	261,450
American Assets Trust, Inc.	1,410	54,059
American Campus Communities, Inc.	4,220	165,719
Associated Estates Realty CP	2,450	47,848
BioMed Realty Trust, Inc.	7,870	170,936
Camden Property Trust	3,550	272,178
Capstead Mortgage Corp.	10,170	129,261
CareTrust REIT, Inc.(a)	950	14,754
Cedar Shopping Centers, Inc.	4,120	28,346
Chesapeake Lodging Trust	2,010	66,410
Coresite Realty Corp.	5,160	191,023
Corporate Office Properties Trust	3,580	97,877
Cousins Properties, Inc.	7,385	96,079
DiamondRock Hospitality Co.	7,930	113,796

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2014 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Duke Realty Corp.	13,550	$256,908
EastGroup Properties, Inc.	1,380	95,027
Education Realty Trust, Inc.	690	7,769
EPR Properties	2,230	125,103
Equity One, Inc.	2,630	63,120
Extra Space Storage, Inc.	4,250	247,180
Federal Realty Investment Trust	2,810	370,358
Franklin Street Properties Corp.	3,250	38,968
Getty Realty Corp.	810	15,074
Government Properties Income Trust	2,050	46,781
Healthcare Realty Trust, Inc.	3,930	104,027
Highwood Properties, Inc.	3,500	150,045
Home Properties, Inc.	2,400	154,344
Hospitality Properties Trust	5,760	170,554
Inland Real Estate Corp.	3,840	40,742
Kilroy Realty Corp.	3,320	224,897
Kite Realty Group Trust	1,785	46,214
LaSalle Hotel Properties	4,000	156,840
Lexington Corp. Properties Trust	8,405	92,119
Liberty Property Trust	5,620	195,407
LTC Properties, Inc.	1,230	51,586
Mack-Cali Realty Corp.	3,910	73,234
Medical Properties Trust, Inc.	7,010	94,565
Mid-America Apartment Communities, Inc.	3,316	234,309
National Retail Properties, Inc.	4,790	182,595
OMEGA Healthcare Investors, Inc.	6,150	234,684
Parkway Properties, Inc.	2,950	59,148
Pennsylvania Real Estate Investment Trust	3,130	67,076
Post Properties, Inc.	2,110	118,033
Potlatch Corp.	1,540	67,745
PS Business Parks, Inc.	1,020	85,904
Rayonier, Inc.	4,860	162,664
Realty Income Corp.	8,340	383,890
Regency Centers Corp.	3,540	214,878
Sabra Healthcare REIT, Inc.	6,540	186,848
Saul Centers, Inc.	390	21,431
Senior Housing Properties Trust	8,310	187,723
SL Green Realty Corp.	4,120	476,684
Sovran Self Storage, Inc.	1,470	125,082
Tanger Factory Outlet Center	3,990	142,722
Taubman Centers, Inc.	2,680	203,814
The Geo Group, Inc.	2,863	114,348
UDR, Inc.	9,791	295,982
Universal Health Realty Income Trust	220	10,659
Urstadt Biddle Properties, Inc., Class A	920	19,900
Washington Prime Group, Inc.	6,450	113,714
Weingarten Realty Investors	4,460	161,675
		8,488,512
REAL ESTATE MANAGEMENT AND DEVELOPMENT (0.4%)
Alexander & Baldwin, Inc.	2,780	111,283
Forestar Group, Inc.(a)	10,440	182,178
Jones Lang LaSalle, Inc.	1,800	243,378
		536,839

	Shares	Value
ROAD & RAIL (1.7%)
ArcBest Corp.	920	$35,604
Atmel Corp.(a)	17,050	126,511
Celadon Group, Inc.	650	12,649
Con-way, Inc.	2,300	99,751
Genesee & Wyoming, Inc., Class A(a)	3,020	290,524
Heartland Express, Inc.	2,443	61,417
J.B. Hunt Transport Services, Inc.	4,310	343,809
Knight Transportation, Inc.	2,740	80,172
Landstar System, Inc.	1,840	136,178
Old Dominion Freight Line, Inc.(a)	4,650	338,846
Roadrunner Transportation System, Inc.(a)	1,090	22,465
Saia, Inc.(a)	6,870	336,767
Wabtec Corp.	5,690	491,047
Werner Enterprises, Inc.	3,790	104,377
		2,480,117
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.3%)
Advanced Energy Industries, Inc.(a)	5,190	102,658
Advanced Micro Devices, Inc.(a)	26,280	73,584
Brooks Automation, Inc.	8,170	100,736
Cabot Microelectronics Corp.(a)	860	41,478
CEVA, Inc.(a)	810	13,203
Cirrus Logic, Inc.(a)	2,450	47,285
Cohu, Inc.	950	9,690
Cree, Inc.(a)	5,870	184,787
Cypress Semiconductor Corp.	5,910	58,568
Diodes, Inc.(a)	3,700	95,571
DSP Group, Inc.(a)	1,120	10,853
Entropic Communications, Inc.(a)	5,210	13,025
Exar Corp.(a)	2,120	20,246
Fairchild Semiconductor International, Inc.(a)	9,670	148,434
FEI Co.	2,620	220,813
Integrated Device Technology, Inc.(a)	5,760	94,521
International Rectifier Corp.(a)	2,830	112,549
Intersil Corp., Class A	5,270	70,038
Kopin Corp.(a)	4,660	17,708
Kulicke & Soffa Industries, Inc.(a)	7,640	110,169
Micrel, Inc.	2,070	25,130
Microsemi Corp.(a)	3,790	98,805
MKS Instruments, Inc.	1,930	70,252
Monolithic Power Systems, Inc.	1,310	57,889
Nanometrics, Inc.(a)	970	13,134
Pericom Semiconductor Corp.(a)	1,060	11,586
Power Integrations, Inc.	1,280	64,461
QLogic Corp.(a)	4,040	47,712
RF Micro Devices, Inc.(a)	11,680	151,957
Rubicon Technology, Inc.(a)	1,060	4,696
Rudolph Technologies, Inc.(a)	7,070	62,075
Semtech Corp.(a)	2,680	68,018
Silicon Laboratories, Inc.(a)	1,530	69,753
Skyworks Solutions, Inc.	7,430	432,723
SunEdison, Inc.(a)	9,270	180,858

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2014 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Teradyne, Inc.	7,890	$145,176
Tessera Technologies, Inc.	1,920	58,349
TriQuint Semiconductor, Inc.(a)	6,830	147,733
Ultratech, Inc.(a)	1,120	21,426
Veeco Instruments, Inc.(a)	1,540	55,425
		3,333,074
SOFTWARE (3.2%)
ACI Worldwide, Inc.(a)	8,940	172,006
Advent Software, Inc.	3,310	114,394
ANSYS, Inc.(a)	3,709	291,379
Blackbaud, Inc.	3,360	149,520
Cadence Design Systems, Inc.(a)	11,810	211,989
CDK Global, Inc.(a)	5,780	194,208
CommVault Systems, Inc.(a)	2,480	109,963
Compuware Corp.	8,820	89,523
Covisint Corp.(a)	1,237	3,574
Ebix, Inc.	5,380	79,355
EPIQ Systems, Inc.	1,695	27,188
FactSet Research Systems, Inc.	1,630	214,247
Fair Isaac Corp.	2,370	147,651
Fortinet, Inc.(a)	5,350	139,367
Informatica Corp.(a)	4,230	150,842
Interactive Intelligence Group, Inc.(a)	3,140	151,536
Jack Henry & Associates, Inc.	3,240	193,817
Manhattan Associates, Inc.(a)	7,400	296,814
Mentor Graphics Corp.	8,450	179,055
Monotype Imaging Holdings, Inc.	5,680	162,505
NetScout Systems, Inc.(a)	1,430	52,710
Progress Software Corp.(a)	2,220	57,498
PTC, Inc.(a)	7,610	290,321
Quality Systems, Inc.	2,170	32,789
Solarwinds, Inc.(a)	2,530	120,302
Solera Holdings, Inc.	2,820	146,499
Synopsys, Inc.(a)	6,050	247,929
Tangoe, Inc.(a)	1,500	22,005
Tyler Technologies, Inc.(a)	2,620	293,230
Ultimate Software Group, Inc.(a)	2,050	308,546
Vasco Data Security International, Inc.(a)	1,440	36,461
		4,687,223
SPECIALTY RETAIL (4.0%)
Aaron's, Inc.	5,160	127,762
Abercrombie & Fitch Co., Class A	6,230	208,580
Advance Auto Parts, Inc.	2,870	421,775
Aeropostale, Inc.(a)	8,720	26,247
American Eagle Outfitters, Inc.	7,650	98,455
Ann, Inc.(a)	3,270	125,535
Ascena Retail Group, Inc.(a)	9,086	113,121
Barnes & Noble, Inc.(a)	1,540	33,603
Big 5 Sporting Goods Corp.	8,670	106,728
Cabela's, Inc.(a)	2,000	96,040
Cato Corp., Class A	1,100	39,237
Chico's FAS, Inc.	6,890	103,901
Children's Place Retail Stores, Inc.	2,240	110,320
Christopher & Banks Corp.(a)	11,530	75,291
CST Brands, Inc.	6,260	239,445

	Shares	Value
Dick's Sporting Goods, Inc.	3,970	$180,119
Finish Line, Inc., Class A	3,727	98,654
Foot Locker, Inc.	7,000	392,070
Francesca's Holdings Corp.(a)	2,010	23,939
Genesco, Inc.(a)	2,180	167,184
Group 1 Automotive, Inc.	3,610	308,402
Guess?, Inc.	2,560	56,755
Haverty Furniture Cos., Inc.	870	19,149
Hibbett Sports, Inc.(a)	1,090	49,475
Kirkland's, Inc.(a)	3,970	70,666
Lithia Motors, Inc., Class A	4,430	343,857
Lumber Liquidators Holdings, Inc.(a)	2,510	134,963
Men's Wearhouse, Inc.	1,820	85,595
Movado Group, Inc.	2,800	98,840
Murphy USA, Inc.(a)	4,550	260,715
Office Depot, Inc.(a)	20,006	104,431
Rent-A-Center, Inc.	6,550	202,854
Select Comfort Corp.(a)	2,210	56,775
Signet Jewelers Ltd.	3,180	381,632
Sonic Automotive, Inc., Class A	7,390	183,937
Stage Stores, Inc.	8,432	142,248
Stein Mart, Inc.	8,180	109,448
The Pep Boys – Manny, Moe & Jack(a)	14,410	137,327
Vitamin Shoppe, Inc.(a)	1,310	61,478
Williams-Sonoma, Inc.	3,460	225,004
Zumiez, Inc.(a)	930	31,043
		5,852,600
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (0.9%)
Diebold, Inc.	2,470	87,512
Electronics for Imaging, Inc.(a)	7,640	349,301
Lexmark International, Inc., Class A	5,900	254,644
NCR Corp.(a)	6,450	178,471
Super Micro Computer, Inc.(a)	7,330	234,267
Synaptics, Inc.(a)	3,610	247,032
		1,351,227
TEXTILES, APPAREL & LUXURY GOODS (1.8%)
Brown Shoe Co., Inc.	6,225	165,523
Carter's, Inc.	2,830	221,108
Crocs, Inc.(a)	8,180	95,542
Deckers Outdoor Corp.(a)	3,410	298,239
G-III Apparel Group(a)	870	69,034
Hanesbrands, Inc.	4,970	524,882
Iconix Brand Group, Inc.(a)	5,360	214,454
Kate Spade & Co.(a)	4,850	131,580
Oxford Industries, Inc.	790	48,388
Perry Ellis International, Inc.(a)	15,910	325,359
Quiksilver, Inc.(a)	6,130	10,728
Skechers U.S.A., Inc., Class A(a)	1,680	91,980
Steven Madden Ltd.(a)	4,557	142,862
The Buckle, Inc.	1,215	59,936
UniFirst Corp.	790	88,132
Wolverine World Wide, Inc.	7,280	197,579
		2,685,326

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2014 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
THRIFTS & MORTGAGE FINANCE (0.9%)
Astoria Financial Corp.	9,360	$123,084
Bank Mutual Corp.	2,460	16,211
Brookline Bancorp, Inc.	10,180	97,626
Dime Community Bancshares, Inc.	1,490	23,468
First Niagara Financial Group, Inc.	24,140	180,809
New York Community Bancorp, Inc.	20,500	326,975
Northwest Bancshares, Inc.	3,450	44,264
Oritani Financial Corp.	10,190	150,506
TrustCo Bank Corp. NY	3,990	29,127
Washington Federal, Inc.	8,030	175,295
Webster Financial Corp.	3,610	113,137
		1,280,502
TRADING COMPANIES & DISTRIBUTORS (0.6%)
Aceto Corp.	1,140	25,923
DXP Enterprises, Inc.(a)	2,370	157,107
GATX Corp.	2,010	127,434
Kaman Corp., Class A	2,830	121,860
MSC Industrial Direct Co., Inc., Class A	2,240	181,373
Now, Inc.(a)	4,150	124,749
Veritiv Corp.(a)	390	17,593
Watsco, Inc.	1,290	131,090
		887,129

	Shares	Value
WATER UTILITIES (0.2%)
American States Water Co.	1,480	$52,954
Aqua America, Inc.	6,982	182,928
Calgon Carbon Corp.(a)	2,250	47,318
		283,200
WIRELESS TELECOMMUNICATION SERVICES (0.3%)
NTELOS Holding Corp.	950	9,576
Spok Holdings, Inc.	6,960	113,030
Telephone & Data Systems, Inc.	10,820	277,425
		400,031
TOTAL COMMON STOCKS		145,396,413
MONEY MARKET FUND (0.7%)
Federated Government Obligations Fund, Institutional Shares, 0.01%(b)	1,058,747	1,058,747
TOTAL MONEY MARKET FUND		1,058,747
TOTAL INVESTMENTS (COST $115,781,609) 100.0%		146,455,160
LIABILITIES IN EXCESS OF OTHER ASSETS – 0.0%		(87,180)
NET ASSETS 100.0%		$146,367,980
(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of October 31, 2014.

PLC – Public Limited Company

REIT – Real Estate Investment Trust

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2014 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward International Enhanced Index Fund investments by Country.

Country Diversification	Percent*
Canada	18.8%
United Kingdom	18.6
Japan	8.7
Brazil	6.5
Taiwan	4.6
Netherlands	4.1
Mexico	3.6
Hong Kong	3.5
Spain	3.4
Republic of Korea (South)	2.8
Switzerland	2.7
France	2.7
Australia	2.6
United States	2.2
Germany	2.1
China	2.0
India	2.0
Cayman Islands	1.7
Italy	1.1
Ireland (Republic of)	1.1
Chile	1.0
South Africa	0.7
Colombia	0.6
Sweden	0.5
Norway	0.4
Finland	0.4
Indonesia	0.3
Luxembourg	0.2
Bermuda	0.2
Philippines	0.2
Belgium	0.2
Russian Federation	0.2
Argentina	0.1
Jersey	0.1
Peru	0.0
Portugal	0.0
Total Investments	99.9%
*	Percentages indicated are based on net assets as of October 31, 2014.

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2014 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (98.6%)
AEROSPACE & DEFENSE (0.3%)
Embraer SA, Sponsored ADR	8,130	$314,143
AIRLINES (0.2%)
Latam Airlines Group SA, Sponsored ADR(a)	7,890	96,258
Ryanair Holdings PLC, Sponsored ADR(a)	3,530	196,056
		292,314
AUTO COMPONENTS (0.4%)
Magna International, Inc., Class A, ADR	4,440	438,272
AUTOMOBILES (3.3%)
Honda Motor Co. Ltd., Sponsored ADR	32,710	1,050,645
Toyota Motor Corp., Sponsored ADR	23,530	2,855,366
		3,906,011
BANKS (20.4%)
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	89,940	1,003,730
Banco Bradesco SA, Sponsored ADR	85,253	1,277,090
Banco de Chile, Sponsored ADR	2,466	182,484
Banco Santander Central Hispano SA, Sponsored ADR	213,044	1,868,396
Banco Santander Chile SA, Sponsored ADR	3,804	80,607
Bank of Ireland, Sponsored ADR(a)	10,130	161,979
Bank of Montreal	13,090	950,334
Bank of Nova Scotia	22,760	1,395,188
Barclays PLC, Sponsored ADR	58,059	894,108
Canadian Imperial Bank of Commerce	8,430	770,080
Credicorp Ltd.	1,555	250,355
HDFC Bank Ltd., Sponsored ADR	10,470	548,942
HSBC Holdings PLC, Sponsored ADR	63,311	3,230,127
ICICI Bank Ltd., Sponsored ADR	7,240	408,046
Itau Unibanco Banco Multiplo SA, Sponsored ADR	111,259	1,642,183
Lloyds Banking Group PLC, Sponsored ADR(a)	193,855	953,767
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	212,920	1,251,970
Mizuho Financial Group, Inc., Sponsored ADR	177,990	658,563
Royal Bank of Canada	26,680	1,898,816
Royal Bank of Scotland Group PLC, Sponsored ADR(a)	11,568	143,790
Shinhan Financial Group Co. Ltd., Sponsored ADR	19,860	934,810
The Toronto – Dominion Bank	33,820	1,665,973
Westpac Banking Corp., Sponsored ADR	50,335	1,541,258
		23,712,596
BEVERAGES (0.8%)
Fomento Economico, Sponsored ADR	9,210	886,370
CAPITAL MARKETS (2.3%)
Credit Suisse Group, Sponsored ADR	23,589	628,411
Deutsche Bank AG	21,800	682,776
Nomura Holdings, Inc., Sponsored ADR	57,010	362,013

	Shares	Value
UBS AG, Sponsored GRS	57,533	$999,924
		2,673,124
CHEMICALS (1.5%)
Agrium, Inc.	4,340	424,539
Potash Corp. of Saskatchewan, Inc.	16,595	567,051
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	2,350	55,765
Syngenta AG, Sponsored ADR	10,830	671,460
		1,718,815
COMMUNICATIONS EQUIPMENT (1.1%)
Alcatel-Lucent, Sponsored ADR	39,420	118,260
BlackBerry Ltd.(a)	7,370	77,385
Nokia Oyj, Sponsored ADR	63,760	527,295
Telefonektiebolaget LM Ericsson, Sponsored ADR	52,560	622,311
		1,345,251
CONSTRUCTION MATERIALS (0.9%)
Cemex SA de CV, Sponsored ADR(a)	50,671	623,253
CRH PLC, Sponsored ADR	13,460	301,639
James Hardie Industries PLC, Sponsored ADR	2,070	110,393
		1,035,285
CONSUMER FINANCE (0.3%)
Orix Corp., Sponsored ADR	5,020	357,524
DISTRIBUTORS (0.6%)
CANON, Inc., Sponsored ADR	21,670	672,203
DIVERSIFIED CONSUMER SERVICES (1.8%)
Baidu, Inc., Sponsored ADR(a)	6,950	1,659,451
Reed Elsevier NV, Sponsored ADR	9,773	449,656
		2,109,107
DIVERSIFIED FINANCIAL SERVICES (2.3%)
Bancolombia SA, Sponsored ADR	5,550	313,964
ING Groep NV, Sponsored ADR(a)	58,220	833,710
KB Financial Group, Inc., Sponsored ADR	16,190	626,553
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	111,470	933,004
		2,707,231
DIVERSIFIED TELECOMMUNICATION SERVICES (4.8%)
BCE, Inc.	19,405	862,940
BT Group PLC, Sponsored ADR	15,300	902,700
China Unicom Ltd., Sponsored ADR	14,445	216,386
Nippon Telegraph & Telephone Corp., Sponsored ADR	25,470	801,795
Orange SA, Sponsored ADR	37,610	597,623
Portugal Telecom SGPS SA, Sponsored ADR	15,030	24,499
PT Telekomunikasi Indonesia, Sponsored ADR	7,420	336,497
Telecom Italia S.p.A., Sponsored ADR(a)	15,340	173,342
Telefonica Brasil SA, Sponsored ADR	9,491	193,996
Telefonica SA, Sponsored ADR	66,220	991,976
TELUS Corp.	13,920	499,032
		5,600,786

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2014 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
ELECTRIC UTILITIES (0.7%)
Companhia Energetica de Minas Gerais, Sponsored ADR	15,155	$87,596
CPFL Energia SA, Sponsored ADR	6,200	92,380
Enersis SA, Sponsored ADR	21,710	342,801
Korea Electric Power Corp., Sponsored ADR	15,480	338,393
		861,170
ELECTRICAL EQUIPMENT (1.0%)
ABB Ltd., Sponsored ADR	37,130	814,632
NIDEC Corp., Sponsored ADR	18,310	305,228
		1,119,860
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.4%)
Kyocera Corp., Sponsored ADR	7,100	329,369
LG Display Co. Ltd., Sponsored ADR(a)	12,940	194,359
		523,728
ENERGY EQUIPMENT & SERVICES (0.2%)
Tenaris SA, Sponsored ADR	4,970	197,011
FOOD & STAPLES RETAILING (0.7%)
Cencosud SA, Sponsored ADR	10,150	91,655
Companhia Brasileira de Distribuicao Grupo, Sponsored ADR	5,620	234,916
Delhaize Group, Sponsored ADR	10,460	178,238
Tim Hortons, Inc.	3,610	292,482
		797,291
FOOD PRODUCTS (2.8%)
BRF-Brasil Foods SA, Sponsored ADR	30,200	786,710
Unilever NV, Sponsored NY Shares	37,520	1,453,150
Unilever PLC, Sponsored ADR	26,584	1,069,474
		3,309,334
HEALTH CARE EQUIPMENT & SUPPLIES (0.8%)
Qiagen NV(a)	13,720	321,871
Smith & Nephew PLC, Sponsored ADR	17,430	593,492
		915,363
HEALTH CARE PROVIDERS & SERVICES (1.3%)
Catamaran Corp.(a)	5,520	263,139
Fresenius Medical Care AG & Co., Sponsored ADR	13,710	501,923
Shire PLC, Sponsored ADR	4,065	812,187
		1,577,249
HOTELS, RESTAURANTS & LEISURE (0.4%)
Ctrip.com International Ltd., Sponsored ADR(a)	3,490	203,467
InterContinental Hotels Group PLC, Sponsored ADR	6,824	259,380
		462,847
HOUSEHOLD DURABLES (0.4%)
Koninklijke Royal Philips Electronics NV, Sponsored NY Shares	17,964	501,914

	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS (0.2%)
Empresa Nacional de Electricidad SA, Sponsored ADR	4,560	$212,861
INSURANCE (3.4%)
Aegon NV, Sponsored NY Shares	29,695	242,608
Aviva PLC, Sponsored ADR	25,730	428,405
China Life Insurance Co. Ltd., Sponsored ADR	21,000	939,750
Manulife Financial Corp.	40,330	765,060
Prudential PLC, Sponsored ADR	22,700	1,051,691
Sun Life Financial, Inc.	15,040	535,424
		3,962,938
INTERNET SOFTWARE & SERVICES (0.1%)
Qihoo 360 Technology Co. Ltd., Sponsored ADR(a)	2,080	151,798
IT SERVICES (0.4%)
CGI Group, Inc., Class A(a)	6,470	222,245
Wipro Ltd., Sponsored ADR	20,800	253,760
		476,005
MACHINERY (0.2%)
Tata Motors Ltd., Sponsored ADR	5,070	238,797
MARINE (0.2%)
Carnival PLC, Sponsored ADR	5,260	209,558
MEDIA (2.6%)
Grupo Televisa SA, Sponsored ADR	19,390	700,754
Pearson PLC, Sponsored ADR	18,960	355,500
Reed Elsevier PLC, Sponsored ADR	7,827	514,547
Shaw Communications, Inc., Class B	15,520	398,554
Thomson Reuters Corp.	13,168	490,113
WPP PLC, Sponsored ADR	5,530	539,673
		2,999,141
METALS & MINING (6.0%)
Agnico-Eagle Mines Ltd.	3,190	74,965
AngloGold Ashanti Ltd., Sponsored ADR(a)	9,500	78,565
ArcelorMittal, Sponsored NY Shares	14,180	186,609
Barrick Gold Corp.	17,610	209,031
BHP Billiton Ltd., Sponsored ADR	26,230	1,559,111
BHP Billiton PLC, Sponsored ADR	16,880	878,435
Cameco Corp.	6,900	119,922
Cia Vale Do Rio, Sponsored ADR	79,040	692,390
Companhia Siderurgica Nacional SA, Sponsored ADR	7,390	24,239
Compania de Minas Buenaventura SA, Sponsored ADR	2,080	19,136
Eldorado Gold Corp.	8,430	46,197
Gerdau SA, Sponsored ADR	14,440	65,413
Goldcorp, Inc.	13,217	248,215
Kinross Gold Corp.(a)	15,430	33,175
POSCO, Sponsored ADR	13,190	943,876
Randgold Resources Ltd., Sponsored ADR	1,830	106,524
Rio Tinto PLC, Sponsored ADR	19,712	945,585
Silver Wheaton Corp.	5,870	101,962

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2014 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
Southern Copper Corp.	4,473	$128,733
Teck Resources Ltd.	6,853	108,140
Vale SA, Sponsored ADR	35,900	362,231
Yamana Gold, Inc.	9,200	36,616
		6,969,070
MULTI-UTILITIES (1.2%)
National Grid PLC, Sponsored ADR	15,769	1,173,056
TransAlta Corp.	12,140	117,879
Veolia Environnement, Sponsored ADR	10,324	167,972
		1,458,907
OIL, GAS & CONSUMABLE FUELS (17.5%)
BP PLC, Sponsored ADR	49,902	2,168,741
Canadian Natural Resources Ltd.	18,980	662,022
Cenovus Energy, Inc.	15,090	373,628
China Petroleum & Chemical Corp., Sponsored ADR	11,076	963,391
CNOOC Ltd., Sponsored ADR	6,640	1,038,297
Ecopetrol SA, Sponsored ADR	11,140	298,552
Enbridge, Inc.	16,590	785,702
EnCana Corp.	14,230	265,105
Enerplus Corp.	5,140	73,502
ENI S.p.A., Sponsored ADR	23,110	982,175
Imperial Oil Ltd.	7,060	338,033
Pembina Pipeline Corp.	7,560	313,286
Penn West Petroleum Ltd.	7,490	33,855
PetroChina Co. Ltd., Sponsored ADR	9,025	1,132,638
Petroleo Brasileiro SA, Class A, Sponsored ADR	36,770	430,209
Petroleo Brasileiro SA, Sponsored ADR	80,670	986,594
Royal Dutch Shell PLC, Sponsored ADR	32,155	2,308,408
Royal Dutch Shell PLC, Class B, Sponsored ADR	19,290	1,440,384
Sasol Ltd., Sponsored ADR	14,850	745,322
Statoil ASA, Sponsored ADR	18,627	427,490
Suncor Energy, Inc.	25,358	901,223
Talisman Energy, Inc.	15,640	99,783
Total SA, Sponsored ADR	39,350	2,356,672
TransCanada Corp.	14,060	693,017
Ultrapar Participacoes SA, Sponsored ADR	18,690	405,573
YPF Sociedad Anonima, Sponsored ADR	4,720	166,002
		20,389,604
PHARMACEUTICALS (0.8%)
Valeant Pharmaceuticals International, Inc.(a)	6,620	880,725
REAL ESTATE MANAGEMENT AND DEVELOPMENT (0.7%)
Brookfield Asset Management, Inc., Class A	15,642	765,989
ROAD & RAIL (1.6%)
Canadian National Railway Co.	16,550	1,168,099
Canadian Pacific Railway Ltd.	3,151	654,400
		1,822,499

	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.1%)
Advanced Semiconductor Engineering, Inc., Sponsored ADR	37,930	$234,028
ARM Holdings PLC, Sponsored ADR	7,880	336,555
ASML Holding NV, Sponsored NY Shares	7,687	766,240
STMicroelectronics NV, Sponsored NY Shares	12,950	87,024
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	152,148	3,350,299
		4,774,146
SOFTWARE (1.9%)
Infosys Technologies Ltd., Sponsored ADR	13,830	924,674
SAP AG, Sponsored ADR	18,870	1,285,613
		2,210,287
TEXTILES, APPAREL & LUXURY GOODS (0.4%)
Gildan Activewear, Inc.	4,340	258,794
Luxottica Group S.p.A., Sponsored ADR	4,560	231,648
		490,442
WIRELESS TELECOMMUNICATION SERVICES (7.6%)
America Movil SA, Sponsored ADR	78,850	1,924,728
China Mobile Ltd., Sponsored ADR	44,560	2,766,730
China Telecom Corp. Ltd., Sponsored ADR	4,630	294,375
Chunghwa Telecom Co. Ltd., Sponsored ADR	27,815	843,907
Mobile TeleSystems, Sponsored ADR	15,365	219,720
NTT DoCoMo, Inc., Sponsored ADR	26,850	452,960
Philippine Long Distance Telephone Co., Sponsored ADR	3,670	257,377
Rogers Communications, Inc., Class B	9,110	342,992
SK Telecom Co. Ltd., Sponsored ADR	10,610	294,852
Vodafone Group PLC, Sponsored ADR	42,569	1,414,142
		8,811,783
TOTAL COMMON STOCKS		114,859,349
MONEY MARKET FUND (1.3%)
Federated Government Obligations Fund, Institutional Shares, 0.01%(b)	1,467,129	1,467,129
TOTAL MONEY MARKET FUND		1,467,129
TOTAL INVESTMENTS (COST $115,689,736) 99.9%		116,326,478
OTHER ASSETS IN EXCESS OF LIABILITIES 0.1%		104,553
NET ASSETS 100.0%		$116,431,031
(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of October 31, 2014.

ADR – American Depositary Receipt

PLC – Public Limited Company

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2014 (Unaudited)

STEWARD SELECT BOND FUND

The table below sets forth the diversification of the Steward Select Bond Fund investments by Industry.

Industry Diversification	Percent*
U.S. Treasury Obligations	21.3%
U.S. Government Agency Mortgage-Backed Obligations	12.2
U.S. Government Agencies	4.2
Municipal Bonds	0.6
Banks	7.8
Chemicals	5.3
Food Products	4.0
Capital Markets	4.0
Oil, Gas & Consumable Fuels	3.3
Insurance	2.9
Electric Utilities	2.7
Diversified Financial Services	2.4
Beverages	2.4
Pharmaceuticals	2.1
Consumer Finance	2.0
Oil & Gas – Integrated	1.7
Multiline Retail	1.7
Metals & Mining	1.5
Semiconductors & Semiconductor Equipment	1.4
Electronic Equipment & Instruments	1.4
Road & Rail	1.3
Money Market Funds	1.3
Biotechnology	1.2
Software	1.1
Consumer Products	0.8
Hotels, Restaurants & Leisure	0.7
Health Care Equipment & Supplies	0.7
Commercial Banks	0.7
Specialty Retail	0.7
Household Durables	0.7
Food & Staples Retailing	0.7
Consumer Staples	0.7
Mortgage Backed Securities – Financial Services	0.7
Diversified Telecommunication Services	0.7
Industrial Conglomerates	0.6
Financial Services	0.6
Mortgage Backed Securities – Religious Organizations	0.5
Technology Hardware, Storage & Peripherals	0.4
Diversified Consumer Services	0.3
Total Investments	99.3%
*	Percentages indicated are based on net assets as of October 31, 2014.

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2014 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value
CORPORATE BONDS (59.7%)
BANKS (7.8%)
BB&T Corp., 3.95%, 4/29/16	$1,500,000	$1,570,553
HSBC Bank USA NA, 4.88%, 8/24/20	2,000,000	2,202,346
JPMorgan Chase & Co., 4.95%, 3/25/20	2,000,000	2,220,664
KeyCorp, 5.10%, 3/24/21	2,000,000	2,245,476
Manufacturers & Traders Trust Co., 5.63%, 12/1/21, (Callable 12/1/16 @ 100)(a)	1,150,000	1,193,128
National City Corp., 4.90%, 1/15/15	1,000,000	1,008,403
Wachovia Corp., 5.75%, 6/15/17	1,000,000	1,111,858
		11,552,428
BEVERAGES (2.4%)
PepsiCo, Inc., 3.00%, 8/25/21	3,435,000	3,512,662
BIOTECHNOLOGY (1.2%)
Eli Lilly & Co., 5.50%, 3/15/27	1,500,000	1,798,890
CAPITAL MARKETS (4.0%)
Bear Stearns Cos. LLC, 6.40%, 10/2/17	1,500,000	1,696,297
Goldman Sachs Group, Inc., 3.63%, 2/7/16	1,500,000	1,548,035
Goldman Sachs Group, Inc., 5.95%, 1/15/27	1,500,000	1,714,458
UBS AG Stamford Connecticut, 5.88%, 7/15/16	1,000,000	1,078,598
		6,037,388
CHEMICALS (5.3%)
Cabot Corp., 5.00%, 10/1/16	1,000,000	1,067,775
Dow Chemical Co., 4.25%, 11/15/20	3,000,000	3,226,161
E.I. du Pont de Nemours & Co., 3.63%, 1/15/21	1,000,000	1,057,098
E.I. du Pont de Nemours & Co., 4.63%, 1/15/20	1,000,000	1,112,229
Eastman Chemical Co., 5.50%, 11/15/19	1,200,000	1,363,543
		7,826,806
COMMERCIAL BANKS (0.7%)
Capital One Financial Corp., 4.75%, 7/15/21	1,000,000	1,100,928
CONSUMER FINANCE (2.0%)
John Deere Capital Corp., 2.25%, 4/17/19	2,000,000	2,022,150
John Deere Capital Corp., 2.75%, 3/15/22	1,000,000	991,418
		3,013,568
CONSUMER PRODUCTS (0.8%)
Kraft Food Group, Inc., 5.38%, 2/10/20	1,000,000	1,135,728
CONSUMER STAPLES (0.7%)
Avon Products, Inc., 5.75%, 3/1/18	1,000,000	1,045,997
DIVERSIFIED CONSUMER SERVICES (0.3%)
Rensselaer Polytechnic Institute, 5.60%, 9/1/20	400,000	453,593
DIVERSIFIED FINANCIAL SERVICES (2.4%)
Charles Schwab Corp., 4.45%, 7/22/20	1,250,000	1,385,416
Citigroup, Inc., 4.88%, 5/7/15	500,000	510,606
Morgan Stanley, 5.75%, 1/25/21	1,500,000	1,722,387
		3,618,409

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2014 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value
DIVERSIFIED TELECOMMUNICATION SERVICES (0.7%)
Verizon Communications, Inc., 4.60%, 4/1/21	$1,000,000	$1,085,005
ELECTRIC UTILITIES (2.7%)
Duke Energy Ohio, Inc., 5.45%, 4/1/19	1,154,000	1,319,722
Entergy Gulf States Louisiana LLC, 3.95%, 10/1/20	1,500,000	1,623,179
Southwestern Electric Power Co., 5.88%, 3/1/18	1,000,000	1,124,999
		4,067,900
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.4%)
Kansas City Power & Light Co., 7.15%, 4/1/19	775,000	935,991
Philips Electronics NV, 5.75%, 3/11/18	1,000,000	1,120,599
		2,056,590
FINANCIAL SERVICES (0.6%)
BlackRock, Inc., 6.25%, 9/15/17	733,000	832,050
FOOD & STAPLES RETAILING (0.7%)
Walgreen Co., 5.25%, 1/15/19	1,000,000	1,117,338
FOOD PRODUCTS (4.0%)
Campbell Soup Co., 4.50%, 2/15/19	1,500,000	1,635,183
General Mills, Inc., 5.65%, 2/15/19	1,000,000	1,144,983
Kellogg Co., 4.45%, 5/30/16	1,500,000	1,582,061
The Hershey Co., 4.13%, 12/1/20	1,500,000	1,641,061
		6,003,288
HEALTH CARE EQUIPMENT & SUPPLIES (0.7%)
Medtronic, Inc., 4.45%, 3/15/20	1,000,000	1,088,931
HOTELS, RESTAURANTS & LEISURE (0.7%)
McDonald's Corp., 2.63%, 1/15/22	1,000,000	994,138
HOUSEHOLD DURABLES (0.7%)
Newell Rubbermaid, Inc., 4.00%, 6/15/22, (Callable 3/15/22 @ 100)	1,000,000	1,044,760
INDUSTRIAL CONGLOMERATES (0.6%)
Tyco Electronics Group SA, 4.88%, 1/15/21	750,000	828,482
INSURANCE (2.9%)
GE Global Insurance Holding Corp., 6.45%, 3/1/19	1,000,000	1,151,590
MetLife, Inc., 4.75%, 2/8/21	1,000,000	1,109,681
Prudential Financial, Inc., 5.87%, 9/15/42(a)	2,000,000	2,120,000
		4,381,271
METALS & MINING (1.5%)
Alcoa, Inc., 5.87%, 2/23/22	2,000,000	2,214,614
MORTGAGE BACKED SECURITIES – FINANCIAL SERVICES (0.7%)
Opteum Mortgage Acceptance Corp., Class 2AD2, 5.85%, 12/25/35(a)	1,000,000	1,029,630
MORTGAGE BACKED SECURITIES – RELIGIOUS ORGANIZATIONS (0.5%)(b)(c)
Abyssinia Missionary Baptist Church Ministries, Inc., Foreclosure, 7.30%, 9/15/14(d)(e)	73,000	35,669
Abyssinia Missionary Baptist Church Ministries, Inc., Foreclosure, 7.40%, 3/15/15, (Callable 12/15/14 @ 100)(d)(e)	106,000	52,135
Abyssinia Missionary Baptist Church Ministries, Inc., Foreclosure, 7.50%, 3/15/16, (Callable 12/15/14 @ 100)(d)(e)	90,000	44,632
Abyssinia Missionary Baptist Church Ministries, Inc., Foreclosure, 7.50%, 9/15/16, (Callable 12/15/14 @ 100)(d)(e)	63,000	31,130
Abyssinia Missionary Baptist Church Ministries, Inc., Foreclosure, 7.50%, 9/15/15, (Callable 12/15/14 @ 100)(d)(e)	63,000	31,242
Bethel Baptist Institutional Church, Inc., Foreclosure, 7.60%, 1/21/15, (Callable 10/21/14 @ 100)(d)(e)	152,000	60,687

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2014 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value
Bethel Baptist Institutional Church, Inc., Foreclosure, 7.70%, 7/21/15, (Callable 1/21/15 @ 100)(d)(e)	$101,000	$40,325
Bethel Baptist Institutional Church, Inc., Foreclosure, 7.80%, 7/21/16, (Callable 1/21/15 @ 100)(d)(e)	203,000	81,048
Bethel Baptist Institutional Church, Inc., Foreclosure, 7.80%, 1/21/17, (Callable 1/21/15 @ 100)(d)(e)	212,000	84,642
Bethel Baptist Institutional Church, Inc., Foreclosure, 7.80%, 7/21/17, (Callable 1/21/15 @ 100)(d)(e)	46,000	18,317
Bethel Baptist Institutional Church, Inc., Foreclosure, 7.80%, 7/21/20, (Callable 1/21/15 @ 100)(d)(e)	86,000	34,336
Metropolitan Baptist Church, Foreclosure, 7.90%, 7/12/13 (d)(e)	29,000	9,364
Metropolitan Baptist Church, Foreclosure, 8.00%, 1/12/14 (d)(e)	71,000	22,820
Metropolitan Baptist Church, Foreclosure, 8.10%, 7/12/14 (d)(e)	74,000	23,777
Metropolitan Baptist Church, Foreclosure, 8.40%, 1/12/17, (Callable 4/12/15 @ 100)(d)(e)	90,000	29,352
Metropolitan Baptist Church, Foreclosure, 8.40%, 7/12/18, (Callable 4/12/15 @ 100)(d)(e)	23,000	7,501
Metropolitan Baptist Church, Foreclosure, 8.40%, 7/12/20, (Callable 4/12/15 @ 100)(d)(e)	121,000	39,392
Metropolitan Baptist Church, Foreclosure, 8.40%, 7/12/16, (Callable 4/12/15 @ 100)(d)(e)	87,000	28,373
New Life Anointed Ministries International, Inc., Foreclosure, 7.40%, 12/21/17 (d)(e)	44,000	4
New Life Anointed Ministries International, Inc., Foreclosure, 7.80%, 6/21/18, (Callable 12/21/14 @ 100)(d)(e)	147,000	15
New Life Anointed Ministries International, Inc., Foreclosure, 7.80%, 12/21/17, (Callable 12/21/14 @ 100)(d)(e)	111,000	11
New Life Anointed Ministries International, Inc., Foreclosure, 7.80%, 12/21/18 (d)(e)	152,000	15
New Life Anointed Ministries International, Inc., Foreclosure, 7.80%, 6/21/19, (Callable 12/21/14 @ 100)(d)(e)	158,000	16
New Life Anointed Ministries International, Inc., Foreclosure, 7.80%, 12/21/19, (Callable 12/21/14 @ 100)(d)(e)	165,000	17
		674,820
MULTILINE RETAIL (1.7%)
Target Corp., 2.90%, 1/15/22	2,500,000	2,510,460
OIL & GAS – INTEGRATED (1.7%)
ConocoPhillips, 4.60%, 1/15/15	500,000	503,861
Nabors Industries, Inc., 6.15%, 2/15/18	1,250,000	1,407,864
Phillips Petroleum Co., 6.65%, 7/15/18	500,000	585,217
		2,496,942
OIL, GAS & CONSUMABLE FUELS (3.3%)
Apache Corp., 3.25%, 4/15/22, (Callable 1/15/22 @ 100)	724,000	730,502
Gulf South Pipeline Co. LP, 4.00%, 6/15/22, (Callable 3/17/22 @ 100)	1,500,000	1,513,357
Occidental Petroleum Corp., 3.13%, 2/15/22, (Callable 11/15/21 @ 100)	1,000,000	1,005,973
Valero Energy Corp., 6.13%, 6/15/17	1,500,000	1,667,834
		4,917,666
PHARMACEUTICALS (2.1%)
Sanofi, 4.00%, 3/29/21	1,000,000	1,083,572
Teva Pharmaceutical Finance, 3.65%, 11/10/21	2,000,000	2,042,254
		3,125,826
ROAD & RAIL (1.3%)
Union Pacific Corp., 2.95%, 1/15/23, (Callable 10/15/22 @ 100)	2,000,000	2,008,466
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.4%)
Applied Materials, Inc., 7.13%, 10/15/17	500,000	577,297
Texas Instruments, Inc., 2.38%, 5/16/16	1,500,000	1,542,007
		2,119,304
SOFTWARE (1.1%)
Oracle Corp., 5.00%, 7/8/19	1,500,000	1,687,807
SPECIALTY RETAIL (0.7%)
Lowe's Cos., Inc., 3.80%, 11/15/21, (Callable 8/15/21 @ 100)	1,000,000	1,065,825
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (0.4%)
Cisco Systems, Inc., 4.45%, 1/15/20	500,000	552,372
TOTAL CORPORATE BONDS		88,999,882

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2014 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value
MUNICIPAL BONDS (0.6%)
North Carolina State Turnpike Authority Triangle Expressway Systems Revenue, 5.13%, 1/1/20	$450,000	$509,661
School District of Philadelphia, GO, 5.09%, 7/1/20, (Callable 7/1/15 @ 100)	475,000	485,099
TOTAL MUNICIPAL BONDS		994,760
U.S. GOVERNMENT AGENCIES (4.2%)
Federal Home Loan Bank
1.25%, 6/8/18	2,000,000	1,991,430
3.50%, 7/29/21	2,000,000	2,151,078
4.75%, 6/8/18	2,000,000	2,232,718
TOTAL U.S. GOVERNMENT AGENCIES		6,375,226
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (12.2%)
Federal Home Loan Mortgage Corp.
2.00%, 8/25/16	2,500,000	2,564,075
2.40%, 10/1/37(a)	125,074	134,139
3.75%, 3/27/19	500,000	544,873
4.00%, 12/15/25	2,500,000	2,653,132
5.00%, 7/15/19	148,209	155,287
5.00%, 11/1/37	91,741	100,474
5.70%, 5/1/36(a)	109,501	117,023
6.00%, 3/1/38	118,830	134,145
		6,403,148
Federal National Mortgage Assoc.
0.57%, 11/25/36(a)	206,654	208,029
1.63%, 10/26/15	2,000,000	2,027,666
2.38%, 4/11/16	3,000,000	3,083,097
2.44%, 5/1/36(a)	252,693	270,468
5.00%, 1/1/35	55,522	60,830
5.37%, 7/1/36(a)	53,767	54,008
5.50%, 8/1/36	101,124	113,352
5.50%, 9/1/36	49,464	54,669
5.70%, 10/1/36(a)	135,307	144,586
6.00%, 6/1/36	523,783	587,855
6.00%, 9/1/36	121,008	135,278
6.00%, 5/1/37	83,670	93,547
		6,833,385
Government National Mortgage Assoc.
4.25%, 10/20/38	806,433	851,203
4.50%, 1/20/39(a)	86,466	89,063
4.50%, 8/20/38	385,914	411,458
4.50%, 5/20/39	1,608,151	1,690,302
4.50%, 6/15/40	802,768	877,682
5.00%, 5/20/40	448,921	481,352
5.50%, 12/20/38	43,563	46,653
6.00%, 6/15/37	94,003	106,025
6.00%, 10/15/37	109,491	123,493
6.50%, 10/20/38	42,955	45,898
		4,723,129
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS		17,959,662

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2014 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS (21.3%)
U.S. Treasury Notes
1.38%, 2/28/19	$3,000,000	$2,986,173
1.50%, 12/31/18	2,500,000	2,507,423
1.63%, 11/15/22	4,150,000	3,983,029
2.00%, 4/30/16	3,000,000	3,073,827
2.00%, 11/30/20	2,500,000	2,511,523
2.00%, 11/15/21	5,000,000	4,986,330
2.00%, 2/15/22	7,000,000	6,965,546
2.13%, 5/31/15	1,500,000	1,517,226
3.13%, 5/15/19	3,000,000	3,208,359
TOTAL U.S. TREASURY OBLIGATIONS		31,739,436
MONEY MARKET FUND (1.3%)
Federated Government Obligations Fund, Institutional Shares, 0.01%(a)	1,907,642	1,907,642
TOTAL MONEY MARKET FUND		1,907,642
TOTAL INVESTMENTS (COST $146,931,974) 99.3%		147,976,608
OTHER ASSETS IN EXCESS OF LIABILITIES 0.7%		1,065,793
NET ASSETS 100.0%		$149,042,401
(a)	Variable rate security. Rate shown represents the rate as of October 31, 2014.
(b)	The Issuer has the right to redeem the Bonds, on any quarterly anniversary of the issue date, in whole or in part, without premium or penalty. The Issuer does not have the right to extend the terms of the offering. The Bonds are generally considered to be illiquid due to the limited, if any, secondary market for these bonds.
(c)	Security was valued in good faith under procedures established by the Board of Directors.
(d)	In default. Security is considered non-income producing, as no interest was paid on the last interest payment date, prior to October 31, 2014.
(e)	The trustee of the issuer has initiated foreclosure proceedings against the bond issuer and/or the bond issuer is in bankruptcy or forbearance.

GO – General Obligation

LLC – Limited Liability Company

LP – Limited Partnership

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2014 (Unaudited)

STEWARD GLOBAL EQUITY INCOME FUND

The table below sets forth the diversification of the Steward Global Equity Income Fund investments by Country.

Country Diversification	Percent*
United States	59.8%
Canada	10.5
United Kingdom	6.7
Ireland (Republic of)	3.8
Switzerland	2.6
Australia	2.2
Japan	2.1
China	2.1
Taiwan	1.7
Sweden	1.4
Germany	1.3
Netherlands	1.3
Norway	1.2
Luxembourg	1.2
Chile	1.0
Brazil	1.0
Total Investments	99.9%
*	Percentages indicated are based on net assets as of October 31, 2014.

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2014 (Unaudited)

STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
COMMON STOCKS (99.1%)
AEROSPACE & DEFENSE (3.4%)
Lockheed Martin Corp.	12,795	$2,438,343
Raytheon Co.	28,450	2,955,386
		5,393,729
AUTOMOBILES (2.1%)
Toyota Motor Corp., Sponsored ADR	27,260	3,308,001
BANKS (8.6%)
Bank of Nova Scotia	54,720	3,354,336
HSBC Holdings PLC, Sponsored ADR	34,160	1,742,843
Royal Bank of Canada	44,260	3,149,984
Tompkins Financial Corp.	40,330	2,024,566
Westpac Banking Corp., Sponsored ADR	115,280	3,529,874
		13,801,603
BEVERAGES (2.4%)
Dr Pepper Snapple Group, Inc.	56,990	3,946,558
CHEMICALS (3.3%)
Agrium, Inc.	25,240	2,468,977
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	69,190	1,641,878
Syngenta AG, Sponsored ADR	18,360	1,138,320
		5,249,175
COMMUNICATIONS EQUIPMENT (1.4%)
Telefonektiebolaget LM Ericsson, Sponsored ADR	194,120	2,298,381
DISTRIBUTORS (3.4%)
Genuine Parts Co.	56,660	5,500,553
DIVERSIFIED TELECOMMUNICATION SERVICES (2.9%)
AT&T, Inc.	57,370	1,998,771
BCE, Inc.	61,510	2,735,349
		4,734,120
ELECTRIC UTILITIES (1.6%)
Westar Energy, Inc.	67,170	2,539,698
ELECTRICAL EQUIPMENT (1.9%)
ABB Ltd., Sponsored ADR	138,220	3,032,547
ENERGY EQUIPMENT & SERVICES (1.2%)
Tenaris SA, Sponsored ADR	48,180	1,909,855
FOOD & STAPLES RETAILING (1.6%)
SYSCO Corp.	66,050	2,545,567
FOOD PRODUCTS (2.9%)
General Mills, Inc.	49,710	2,582,932
Unilever NV, Sponsored NY Shares	53,300	2,064,309
		4,647,241

	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES (7.9%)
Baxter International, Inc.	21,710	$1,522,739
Covidien PLC	31,850	2,944,214
Medtronic, Inc.	57,350	3,908,976
Smith & Nephew PLC, Sponsored ADR	68,650	2,337,533
St. Jude Medical, Inc.	29,790	1,911,624
		12,625,086
HEALTH CARE PROVIDERS & SERVICES (3.8%)
Quest Diagnostics, Inc.	50,590	3,210,441
UnitedHealth Group, Inc.	30,070	2,856,951
		6,067,392
HOTELS, RESTAURANTS & LEISURE (2.1%)
McDonald's Corp.	36,230	3,395,838
HOUSEHOLD PRODUCTS (2.3%)
Kimberly-Clark Corp.	17,470	1,996,297
Procter & Gamble Co.	20,180	1,761,109
		3,757,406
INDUSTRIAL CONGLOMERATES (2.0%)
3M Co.	21,460	3,299,904
IT SERVICES (4.2%)
Accenture PLC, Class A	40,010	3,245,611
Automatic Data Processing, Inc.	42,620	3,485,464
		6,731,075
LEISURE PRODUCTS (2.0%)
Mattel, Inc.	104,920	3,259,864
MACHINERY (2.4%)
Caterpillar, Inc.	37,770	3,830,256
MEDIA (3.6%)
Reed Elsevier PLC, Sponsored ADR	50,370	3,311,324
Shaw Communications, Inc., Class B	97,290	2,498,407
		5,809,731
MULTI-UTILITIES (3.5%)
National Grid PLC, Sponsored ADR	44,221	3,289,600
SCANA Corp.	16,520	906,783
TECO Energy, Inc.	74,100	1,453,101
		5,649,484
OIL, GAS & CONSUMABLE FUELS (9.4%)
Chevron Corp.	21,160	2,538,142
China Petroleum & Chemical Corp., Sponsored ADR	38,085	3,312,633
ConocoPhillips	43,070	3,107,500
Statoil ASA, Sponsored ADR	81,750	1,876,163
TransCanada Corp.	52,610	2,593,147
Ultrapar Participacoes SA, Sponsored ADR	75,180	1,631,406
		15,058,991

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2014 (Unaudited)

STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
REAL ESTATE INVESTMENT TRUST (5.2%)
EPR Properties	34,060	$1,910,766
LTC Properties, Inc.	48,690	2,042,059
Public Storage, Inc.	16,885	3,112,581
Senior Housing Properties Trust	55,780	1,260,070
		8,325,476
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (7.0%)
Analog Devices, Inc.	42,410	2,104,384
Intel Corp.	104,710	3,561,187
KLA-Tencor Corp.	35,410	2,802,702
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	125,400	2,761,308
		11,229,581
SOFTWARE (5.0%)
CA, Inc.	74,450	2,163,517
CDK Global, Inc.(a)	1	33
Microsoft Corp.	81,760	3,838,632
SAP AG, Sponsored ADR	29,660	2,020,736
		8,022,918

	Shares	Value
THRIFTS & MORTGAGE FINANCE (2.0%)
Northwest Bancshares, Inc.	81,550	$1,046,286
People's United Financial, Inc.	147,880	2,162,006
		3,208,292
TOTAL COMMON STOCKS		159,178,322
MONEY MARKET FUND (0.8%)
Federated Government Obligations Fund, Institutional Shares, 0.01%(b)	1,245,932	1,245,932
TOTAL MONEY MARKET FUND		1,245,932
TOTAL INVESTMENTS (COST $129,980,501) 99.9%		160,424,254
OTHER ASSETS IN EXCESS OF LIABILITIES 0.1%		223,765
NET ASSETS 100.0%		$160,648,019
(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of October 31, 2014.

ADR – American Depositary Receipt

PLC – Public Limited Company

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES — October 31, 2014 (Unaudited)

	Steward Large Cap Enhanced Index Fund	Steward Small-Mid Cap Enhanced Index Fund	Steward International Enhanced Index Fund	Steward Select Bond Fund	Steward Global Equity Income Fund
Assets:
Investments, at value (cost $164,605,394, $115,781,609, $115,689,736, $146,931,974 and $129,980,501, respectively)	$233,743,624	$146,455,160	$116,326,478	$147,976,608	$160,424,254
Cash	—	—	11,985	—	—
Receivable for investments sold	—	—	—	10,259	—
Receivable for capital shares issued	155,766	18,600	23,541	1,735	30,148
Interest and dividend receivable	186,996	67,500	154,486	1,225,122	310,889
Reclaims receivable	—	—	1,834	—	—
Prepaid expenses and other assets	38,660	33,083	23,299	35,678	29,955
Total assets	234,125,046	146,574,343	116,541,623	149,249,402	160,795,246
Liabilities:
Payable for capital shares redeemed	41,080	96,477	16,857	88,386	19,666
Investment advisory fees	28,104	17,542	28,760	31,842	39,111
Consulting fees	17,166	10,737	8,780	11,685	11,940
Compliance service fees	1,697	1,072	886	1,097	1,198
Administration fees	10,910	6,805	5,582	7,448	7,592
Distribution fees – Individual Class	8,142	11,592	3,026	3,291	4,558
Administrative services fee – Individual Class	11,767	7,943	4,143	3,037	6,088
Directors fees	20,939	14,044	13,079	17,949	18,025
Fund accounting fees	4,558	5,424	2,418	4,864	2,479
Transfer agent fees	11,172	10,853	4,931	7,243	6,405
Custodian fees	4,570	3,052	2,885	4,005	4,017
Other accrued liabilities	30,075	20,822	19,245	26,154	26,148
Total liabilities	190,180	206,363	110,592	207,001	147,227
Net Assets	$233,934,866	$146,367,980	$116,431,031	$149,042,401	$160,648,019
Composition of Net Assets:
Capital (par value and paid-in surplus)	145,338,391	97,440,509	126,717,115	149,352,123	124,574,082
Accumulated undistributed net investment income	201,478	78,418	71,065	258,445	358,445
Accumulated net realized gain/(loss) from investment transactions	19,256,767	18,175,502	(10,993,837)	(1,612,801)	5,271,739
Unrealized appreciation from investments	69,138,230	30,673,551	636,688	1,044,634	30,443,753
Net Assets	$233,934,866	$146,367,980	$116,431,031	$149,042,401	$160,648,019
Individual Class
Net Assets	$43,345,304	$57,567,465	$14,651,162	$15,296,368	$22,867,595
Shares authorized	7,500,000	12,499,900	7,500,000	7,500,000	7,500,000
Shares issued and outstanding ($0.001 par value)	1,078,930	3,450,668	650,340	616,791	741,513
Net asset value, offering and redemption price per share	$40.17	$16.68	$22.53	$24.80	$30.84
Institutional Class
Net Assets	190,589,562	88,800,515	101,779,869	133,746,033	137,780,424
Shares authorized	37,500,000	12,500,000	37,500,000	37,500,000	37,500,000
Shares issued and outstanding ($0.001 par value)	4,765,117	5,270,675	4,507,152	5,417,526	4,461,069
Net asset value, offering and redemption price per share	$40.00	$16.85	$22.58	$24.69	$30.89

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF OPERATIONS — For the Six Months Ended October 31, 2014 (Unaudited)

	Steward Large Cap Enhanced Index Fund	Steward Small-Mid Cap Enhanced Index Fund	Steward International Enhanced Index Fund	Steward Select Bond Fund	Steward Global Equity Income Fund
Investment Income:
Interest	$—	$—	$—	$2,050,767	$—
Dividend (net of foreign withholding tax of $217, $146, $144,761, $0 and $68,634, respectively)	1,978,075	877,597	1,929,220	186	2,686,355
Total investment income	1,978,075	877,597	1,929,220	2,050,953	2,686,355
Expenses:
Investment advisory fees	166,403	104,915	177,354	186,573	237,576
Consulting fees	102,515	64,641	54,636	68,963	73,188
Compliance service fees	10,156	6,402	5,414	6,834	7,253
Administration fees	65,015	40,985	34,653	43,743	46,420
Distribution fees – Individual Class	47,029	71,761	19,311	17,447	27,928
Administrative services fees – Individual Class	18,811	8,611	7,724	6,979	11,171
Fund accounting fees	78,672	59,128	41,851	58,279	53,129
Transfer agent fees	42,024	40,251	16,297	22,661	20,643
Custodian fees	16,622	10,625	9,496	12,412	13,025
Directors fees	17,130	10,888	9,854	12,788	13,232
Professional fees	33,938	21,499	19,322	24,807	26,331
Printing fees	10,108	7,769	6,493	7,620	8,193
Miscellaneous fees	53,636	44,425	40,192	46,460	47,423
Total expenses	662,059	491,900	442,597	515,566	585,512
Net investment income	1,316,016	385,697	1,486,623	1,535,387	2,100,843
Realized and unrealized gain/(loss) from investments:
Net realized gain/(loss) from investment transactions	3,734,183	7,068,920	881,278	(22,668)	6,295,782
Net change in unrealized appreciation/ (depreciation) from investments	11,696,055	(1,669,430)	(2,562,234)	539,981	(1,030,465)
Net realized and unrealized gain/(loss) from investments	15,430,238	5,399,490	(1,680,956)	517,313	5,265,317
Change in net assets resulting from operations	$16,746,254	$5,785,187	$(194,333)	$2,052,700	$7,366,160

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD LARGE CAP ENHANCED INDEX FUND

	For the Six Months Ended October 31, 2014	For the Year Ended April 30, 2014
	(Unaudited)
Change in net assets from operations:
Net investment income	$1,316,016	$2,469,268
Net realized gain from investment transactions	3,734,183	23,259,563
Net change in unrealized appreciation from investments	11,696,055	15,762,241
Change in net assets resulting from operations	16,746,254	41,491,072
Distributions to shareholders from:
Net investment income:
Individual Class	(170,167)	(249,846)
Institutional Class	(1,163,624)	(2,094,277)
Net realized gains:
Individual Class	—	(1,904,046)
Institutional Class	—	(11,837,527)
Change in net assets from shareholder distributions	(1,333,791)	(16,085,696)
Capital Transactions:
Individual Class
Proceeds from shares issued	$15,099,050	$19,643,072
Dividends reinvested	159,554	2,108,010
Cost of shares redeemed	(8,777,781)	(11,588,330)
Change in Individual Class from capital transactions	6,480,823	10,162,752
Institutional Class
Proceeds from shares issued	15,883,590	23,205,089
Dividends reinvested	1,149,887	13,825,844
Cost of shares redeemed	(14,724,011)	(47,189,808)
Change in Institutional Class from capital transactions	2,309,466	(10,158,875)
Change in net assets from capital transactions	$8,790,289	$3,877
Change in net assets	24,202,752	25,409,253
Net Assets:
Beginning of period	209,732,114	184,322,861
End of period	$233,934,866	$209,732,114
Accumulated undistributed net investment income	$201,478	$219,253
Share Transactions:
Individual Class
Issued	388,007	539,274
Reinvested	4,028	58,686
Redeemed	(223,789)	(322,234)
Change in Individual	168,246	275,726
Institutional Class
Issued	410,388	640,806
Reinvested	29,156	387,328
Redeemed	(383,183)	(1,313,827)
Change in Institutional	56,361	(285,693)

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	For the Six Months Ended October 31, 2014	For the Year Ended April 30, 2014
	(Unaudited)
Change in net assets from operations:
Net investment income	$385,697	$694,031
Net realized gain from investment transactions	7,068,920	15,024,977
Net change in unrealized appreciation/(depreciation) from investments	(1,669,430)	7,885,359
Change in net assets resulting from operations	5,785,187	23,604,367
Distributions to shareholders from:
Net investment income:
Individual Class	(101,007)	(210,647)
Institutional Class	(261,238)	(437,461)
Net realized gains:
Individual Class	—	(3,900,291)
Institutional Class	—	(4,719,288)
Change in net assets from shareholder distributions	(362,245)	(9,267,687)
Capital Transactions:
Individual Class
Proceeds from shares issued	$3,592,000	$5,436,429
Dividends reinvested	94,990	3,833,142
Cost of shares redeemed	(3,795,347)	(7,431,894)
Change in Individual Class from capital transactions	(108,357)	1,837,677
Institutional Class
Proceeds from shares issued	18,833,126	14,526,786
Dividends reinvested	252,060	5,108,847
Cost of shares redeemed	(4,176,805)	(19,286,665)
Change in Institutional Class from capital transactions	14,908,381	348,968
Change in net assets from capital transactions	$14,800,024	$2,186,645
Change in net assets	20,222,966	16,523,325
Net Assets:
Beginning of period	126,145,014	109,621,689
End of period	$146,367,980	$126,145,014
Accumulated undistributed net investment income	$78,418	$54,966
Share Transactions:
Individual Class
Issued	218,795	343,268
Reinvested	5,695	241,236
Redeemed	(235,021)	(471,117)
Change in Individual	(10,531)	113,387
Institutional Class
Issued	1,150,381	897,684
Reinvested	14,980	318,772
Redeemed	(255,428)	(1,202,633)
Change in Institutional	909,933	13,823

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	For the Six Months Ended October 31, 2014	For the Year Ended April 30, 2014
	(Unaudited)
Change in net assets from operations:
Net investment income	$1,486,623	$3,502,178
Net realized gain from investment transactions	881,278	528,558
Net change in unrealized appreciation/(depreciation) from investments	(2,562,234)	4,500,253
Change in net assets resulting from operations	(194,333)	8,530,989
Distributions to shareholders from:
Net investment income:
Individual Class	(305,374)	(297,697)
Institutional Class	(2,201,513)	(2,485,029)
Change in net assets from shareholder distributions	(2,506,887)	(2,782,726)
Capital Transactions:
Individual Class
Proceeds from shares issued	$1,861,934	$5,026,305
Dividends reinvested	300,105	292,349
Cost of shares redeemed	(2,160,997)	(2,363,891)
Change in Individual Class from capital transactions	1,042	2,954,763
Institutional Class
Proceeds from shares issued	7,002,136	14,766,490
Dividends reinvested	2,127,606	2,387,898
Cost of shares redeemed	(4,648,155)	(9,866,852)
Change in Institutional Class from capital transactions	4,481,587	7,287,536
Change in net assets from capital transactions	$4,482,629	$10,242,299
Change in net assets	1,781,409	15,990,562
Net Assets:
Beginning of period	114,649,622	98,659,060
End of period	$116,431,031	$114,649,622
Accumulated undistributed net investment income	$71,065	$1,091,329
Share Transactions:
Individual Class
Issued	79,322	229,660
Reinvested	12,694	13,796
Redeemed	(91,483)	(107,860)
Change in Individual	533	135,596
Institutional Class
Issued	303,156	675,878
Reinvested	89,804	112,474
Redeemed	(197,835)	(446,192)
Change in Institutional	195,125	342,160

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD SELECT BOND FUND

	For the Six Months Ended October 31, 2014	For the Year Ended April 30, 2014
	(Unaudited)
Change in net assets from operations:
Net investment income	$1,535,387	$2,959,265
Net realized loss from investment transactions	(22,668)	(36,122)
Net change in unrealized appreciation/(depreciation) from investments	539,981	(4,539,412)
Change in net assets resulting from operations	2,052,700	(1,616,269)
Distributions to shareholders from:
Net investment income:
Individual Class	(120,242)	(243,324)
Institutional Class	(1,432,085)	(2,912,240)
Change in net assets from shareholder distributions	(1,552,327)	(3,155,564)
Capital Transactions:
Individual Class
Proceeds from shares issued	$3,018,449	$3,829,884
Dividends reinvested	120,042	242,330
Cost of shares redeemed	(1,148,082)	(2,039,034)
Change in Individual Class from capital transactions	1,990,409	2,033,180
Institutional Class
Proceeds from shares issued	5,255,772	14,755,597
Dividends reinvested	1,432,085	2,889,882
Cost of shares redeemed	(5,956,281)	(9,796,315)
Change in Institutional Class from capital transactions	731,576	7,849,164
Change in net assets from capital transactions	$2,721,985	$9,882,344
Change in net assets	3,222,358	5,110,511
Net Assets:
Beginning of period	145,820,043	140,709,532
End of period	$149,042,401	$145,820,043
Accumulated undistributed net investment income	$258,445	$275,385
Share Transactions:
Individual Class
Issued	122,259	155,994
Reinvested	4,865	9,910
Redeemed	(46,238)	(82,526)
Change in Individual	80,886	83,378
Institutional Class
Issued	212,797	603,481
Reinvested	58,321	118,768
Redeemed	(241,218)	(399,201)
Change in Institutional	29,900	323,048

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD GLOBAL EQUITY INCOME FUND

	For the Six Months Ended October 31, 2014	For the Year Ended April 30, 2014
	(Unaudited)
Change in net assets from operations:
Net investment income	$2,100,843	$3,873,970
Net realized gain from investment transactions	6,295,782	7,384,370
Net change in unrealized appreciation/(depreciation) from investments	(1,030,465)	6,057,931
Change in net assets resulting from operations	7,366,160	17,316,271
Distributions to shareholders from:
Net investment income:
Individual Class	(269,228)	(425,373)
Institutional Class	(1,879,533)	(3,385,774)
Change in net assets from shareholder distributions	(2,148,761)	(3,811,147)
Capital Transactions:
Individual Class
Proceeds from shares issued	$3,070,899	$6,798,506
Dividends reinvested	263,870	421,945
Cost of shares redeemed	(2,966,798)	(3,240,089)
Change in Individual Class from capital transactions	367,971	3,980,362
Institutional Class
Proceeds from shares issued	5,607,375	10,860,921
Dividends reinvested	1,879,452	3,385,629
Cost of shares redeemed	(7,181,868)	(17,665,973)
Change in Institutional Class from capital transactions	304,959	(3,419,423)
Change in net assets from capital transactions	$672,930	$560,939
Change in net assets	5,890,329	14,066,063
Net Assets:
Beginning of period	154,757,690	140,691,627
End of period	$160,648,019	$154,757,690
Accumulated undistributed net investment income	$358,445	$406,363
Share Transactions:
Individual Class
Issued	100,797	240,040
Reinvested	8,546	15,312
Redeemed	(96,998)	(115,044)
Change in Individual	12,345	140,308
Institutional Class
Issued	183,787	386,857
Reinvested	60,812	122,868
Redeemed	(238,386)	(625,585)
Change in Institutional	6,213	(115,860)

See notes to financial statements.

STEWARD FUNDS
FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the period indicated.

		Investment Operations:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized and Unrealized Gains/ (Losses) from Investments	Total from Investment Operations
Steward Large Cap Enhanced Index Fund
Individual Class
Six Months ended October 31, 2014 (Unaudited)	$37.46	$0.18	$2.71	$2.89
Year ended April 30, 2014	32.87	0.34	7.29	7.63
Year ended April 30, 2013	28.71	0.32	4.57	4.89
Year ended April 30, 2012	28.44	0.25	0.26	0.51
Year ended April 30, 2011	24.08	0.18	4.37	4.55
Year ended April 30, 2010	16.57	0.19	7.53	7.72
Institutional Class
Six Months ended October 31, 2014 (Unaudited)	37.30	0.25	2.70	2.95
Year ended April 30, 2014	32.73	0.48	7.24	7.72
Year ended April 30, 2013	28.58	0.42	4.56	4.98
Year ended April 30, 2012	28.32	0.34	0.25	0.59
Year ended April 30, 2011	23.97	0.26	4.36	4.62
Year ended April 30, 2010	16.48	0.26	7.49	7.75
Steward Small-Mid Cap Enhanced Index Fund
Individual Class
Six Months ended October 31, 2014 (Unaudited)	16.04	0.03	0.64	0.67
Year ended April 30, 2014	14.18	0.07	3.03	3.10
Year ended April 30, 2013	13.15	0.08	1.94	2.02
Year ended April 30, 2012	13.81	0.03	(0.22)	(0.19)
Year ended April 30, 2011	11.30	0.02	2.52	2.54
Year ended April 30, 2010	7.36	0.03	3.94	3.97
Institutional Class
Six Months ended October 31, 2014 (Unaudited)	16.20	0.05	0.65	0.70
Year ended April 30, 2014	14.30	0.11	3.07	3.18
Year ended April 30, 2013	13.25	0.11	1.95	2.06
Year ended April 30, 2012	13.91	0.06	(0.22)	(0.16)
Year ended April 30, 2011	11.38	0.06	2.53	2.59
Year ended April 30, 2010	7.40	0.06	3.97	4.03
Steward International Enhanced Index Fund
Individual Class
Six Months ended October 31, 2014 (Unaudited)	23.06	0.26	(0.32)	(0.06)
Year ended April 30, 2014	21.96	0.67	0.96	1.63
Year ended April 30, 2013	20.85	0.46	1.09	1.55
Year ended April 30, 2012	24.96	0.48	(4.11)	(3.63)
Year ended April 30, 2011	21.80	0.38	3.16	3.54
Year ended April 30, 2010	16.29	0.43	5.50	5.93
Institutional Class
Six Months ended October 31, 2014 (Unaudited)	23.11	0.30	(0.32)	(0.02)
Year ended April 30, 2014	22.01	0.74	0.97	1.71
Year ended April 30, 2013	20.89	0.53	1.10	1.63
Year ended April 30, 2012	25.01	0.55	(4.12)	(3.57)
Year ended April 30, 2011	21.84	0.45	3.17	3.62
Year ended April 30, 2010	16.32	0.49	5.52	6.01
Steward Select Bond Fund
Individual Class
Six Months ended October 31, 2014 (Unaudited)	24.72	0.23	0.07	0.30
Year ended April 30, 2014	25.62	0.43	(0.85)	(0.42)
Year ended April 30, 2013	25.47	0.50	0.26	0.76
Year ended April 30, 2012	25.20	0.62	0.32	0.94
Year ended April 30, 2011	25.09	0.64	0.21	0.85
Year ended April 30, 2010	24.23	0.77	0.86	1.63
Institutional Class
Six Months ended October 31, 2014 (Unaudited)	24.61	0.26	0.08	0.34
Year ended April 30, 2014	25.49	0.53	(0.85)	(0.32)
Year ended April 30, 2013	25.34	0.59	0.26	0.85
Year ended April 30, 2012	25.08	0.70	0.32	1.02
Year ended April 30, 2011	24.97	0.72	0.21	0.93
Year ended April 30, 2010	24.11	0.87	0.84	1.71
Steward Global Equity Income Fund
Individual Class
Six Months ended October 31, 2014 (Unaudited)	29.82	0.36	1.03	1.39
Year ended April 30, 2014	27.24	0.65	2.60	3.25
Year ended April 30, 2013	25.07	0.61	2.17	2.78
Year ended April 30, 2012	24.71	0.58	0.32	0.90
Year ended April 30, 2011	21.59	0.52	3.12	3.64
Year ended April 30, 2010	15.99	0.55	5.61	6.16
Institutional Class
Six Months ended October 31, 2014 (Unaudited)	29.86	0.42	1.04	1.46
Year ended April 30, 2014	27.27	0.77	2.58	3.35
Year ended April 30, 2013	25.09	0.69	2.18	2.87
Year ended April 30, 2012	24.74	0.67	0.31	0.98
Year ended April 30, 2011	21.61	0.57	3.15	3.72
Year ended April 30, 2010	16.00	0.63	5.61	6.24
(a)	Not annualized for periods less than one year
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued

See notes to financial statements.

	Distributions:						Ratios/Supplementary Data:
	Net Investment Income	Net Realized Gains from Investments	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income/ (Loss) to Average Net Assets(b)	Portfolio Turnover Rate(c)
Steward Large Cap Enhanced Index Fund
Individual Class
Six Months ended October 31, 2014 (Unaudited)	$(0.18)	$—	$(0.18)	$40.17	7.72%	$43,345	0.89%	0.89%	5%
Year ended April 30, 2014	(0.34)	(2.70)	(3.04)	37.46	23.68%	34,116	0.90%	0.96%	30%
Year ended April 30, 2013	(0.32)	(0.41)	(0.73)	32.87	17.38%	20,872	0.91%	1.08%	26%
Year ended April 30, 2012	(0.24)	—	(0.24)	28.71	1.87%	18,127	0.91%	0.91%	20%
Year ended April 30, 2011	(0.19)	—	(0.19)	28.44	19.02%	20,394	0.89%	0.72%	22%
Year ended April 30, 2010	(0.21)	—	(0.21)	24.08	46.80%	11,851	0.86%	0.92%	36%
Institutional Class
Six Months ended October 31, 2014 (Unaudited)	(0.25)	—	(0.25)	40.00	7.91%	190,590	0.54%	1.25%	5%
Year ended April 30, 2014	(0.45)	(2.70)	(3.15)	37.30	24.11%	175,616	0.54%	1.33%	30%
Year ended April 30, 2013	(0.42)	(0.41)	(0.83)	32.73	17.82%	163,450	0.56%	1.43%	26%
Year ended April 30, 2012	(0.33)	—	(0.33)	28.58	2.21%	150,796	0.56%	1.26%	20%
Year ended April 30, 2011	(0.27)	—	(0.27)	28.32	19.47%	156,079	0.54%	1.06%	22%
Year ended April 30, 2010	(0.26)	—	(0.26)	23.97	47.30%	139,999	0.51%	1.26%	36%
Steward Small-Mid Cap Enhanced Index Fund
Individual Class
Six Months ended October 31, 2014 (Unaudited)	(0.03)	—	(0.03)	16.68	4.17%	57,567	0.87%	0.39%	14%
Year ended April 30, 2014	(0.06)	(1.18)	(1.24)	16.04	22.02%	55,516	0.90%	0.42%	29%
Year ended April 30, 2013	(0.10)	(0.89)	(0.99)	14.18	16.23%	47,456	0.93%	0.58%	25%
Year ended April 30, 2012	(0.03)	(0.44)	—	13.15	(0.99)%	44,422	0.90%	0.24%	26%
Year ended April 30, 2011	(0.03)	—	—	13.81	22.56%	48,337	0.88%	0.15%	24%
Year ended April 30, 2010	(0.03)	—	—	11.30	53.95%	42,337	0.95%	0.19%	33%
Institutional Class
Six Months ended October 31, 2014 (Unaudited)	(0.05)	—	(0.05)	16.85	4.33%	88,801	0.59%	0.66%	14%
Year ended April 30, 2014	(0.10)	(1.18)	(1.28)	16.20	22.43%	70,629	0.62%	0.70%	29%
Year ended April 30, 2013	(0.12)	(0.89)	(1.01)	14.30	16.49%	62,166	0.66%	0.85%	25%
Year ended April 30, 2012	(0.06)	(0.44)	(0.50)	13.25	(0.71)%	57,808	0.64%	0.50%	26%
Year ended April 30, 2011	(0.06)	—	(0.06)	13.91	22.83%	60,381	0.62%	0.43%	24%
Year ended April 30, 2010	(0.05)	—	(0.05)	11.38	54.55%	61,751	0.61%	0.54%	33%
Steward International Enhanced Index Fund
Individual Class
Six Months ended October 31, 2014 (Unaudited)	(0.47)	—	(0.47)	22.53	(0.36)%	14,651	1.05%	2.23%	6%
Year ended April 30, 2014	(0.53)	—	(0.53)	23.06	7.69%	14,985	1.08%	3.09%	11%
Year ended April 30, 2013	(0.44)	—	(0.44)	21.96	7.65%	11,294	1.07%	2.21%	15%
Year ended April 30, 2012	(0.48)	—	(0.48)	20.85	(14.51)%	9,948	1.06%	2.26%	9%
Year ended April 30, 2011	(0.38)	—	(0.38)	24.96	16.52%	11,021	1.05%	1.73%	17%
Year ended April 30, 2010	(0.42)	—	(0.42)	21.80	36.68%	9,928	1.00%	2.07%	25%
Institutional Class
Six Months ended October 31, 2014 (Unaudited)	(0.51)	—	(0.51)	22.58	(0.18)%	101,780	0.70%	2.56%	6%
Year ended April 30, 2014	(0.61)	—	(0.61)	23.11	8.02%	99,665	0.73%	3.40%	11%
Year ended April 30, 2013	(0.51)	—	(0.51)	22.01	8.05%	87,365	0.72%	2.57%	15%
Year ended April 30, 2012	(0.55)	—	(0.55)	20.89	(14.20)%	85,113	0.71%	2.60%	9%
Year ended April 30, 2011	(0.45)	—	(0.45)	25.01	16.94%	87,534	0.70%	2.13%	17%
Year ended April 30, 2010	(0.49)	—	(0.49)	21.84	37.14%	101,386	0.65%	2.32%	25%
Steward Select Bond Fund
Individual Class
Six Months ended October 31, 2014 (Unaudited)	(0.22)	—	(0.22)	24.80	1.22%	15,296	1.00%	1.73%	10%
Year ended April 30, 2014	(0.48)	—	(0.48)	24.72	(1.60)%	13,247	1.01%	1.78%	13%
Year ended April 30, 2013	(0.61)	—	(0.61)	25.62	3.02%	11,592	1.02%	1.96%	29%
Year ended April 30, 2012	(0.67)	—	(0.67)	25.47	3.77%	11,995	1.00%	2.40%	30%
Year ended April 30, 2011	(0.74)	—	(0.74)	25.20	3.41%	14,755	0.99%	2.51%	38%
Year ended April 30, 2010	(0.77)	—	(0.77)	25.09	6.80%	14,440	0.97%	3.12%	40%
Institutional Class
Six Months ended October 31, 2014 (Unaudited)	(0.26)	—	(0.26)	24.69	1.41%	133,746	0.66%	2.09%	10%
Year ended April 30, 2014	(0.56)	—	(0.56)	24.61	(1.20)%	132,573	0.66%	2.14%	13%
Year ended April 30, 2013	(0.70)	—	(0.70)	25.49	3.39%	129,117	0.67%	2.32%	29%
Year ended April 30, 2012	(0.76)	—	(0.76)	25.34	4.12%	124,189	0.66%	2.76%	30%
Year ended April 30, 2011	(0.82)	—	(0.82)	25.08	3.79%	129,846	0.65%	2.87%	38%
Year ended April 30, 2010	(0.85)	—	(0.85)	24.97	7.21%	119,825	0.63%	3.48%	40%
Steward Global Equity Income Fund
Individual Class
Six Months ended October 31, 2014 (Unaudited)	(0.37)	—	(0.37)	30.84	4.67%	22,868	1.04%	2.36%	25%
Year ended April 30, 2014	(0.67)	—	(0.67)	29.82	12.16%	21,741	1.06%	2.36%	40%
Year ended April 30, 2013	(0.61)	—	(0.61)	27.24	11.40%	16,041	1.04%	2.45%	41%
Year ended April 30, 2012	(0.54)	—	(0.54)	25.07	3.90%	13,428	1.05%	2.47%	51%
Year ended April 30, 2011	(0.52)	—	(0.52)	24.71	17.17%	10,355	1.04%	2.29%	38%
Year ended April 30, 2010	(0.56)	—	(0.56)	21.59	39.02%	9,943	1.03%	2.90%	84%
Institutional Class
Six Months ended October 31, 2014 (Unaudited)	(0.43)	—	(0.43)	30.89	4.88%	137,780	0.69%	2.70%	25%
Year ended April 30, 2014	(0.76)	—	(0.76)	29.86	12.55%	133,017	0.71%	2.74%	40%
Year ended April 30, 2013	(0.69)	—	(0.69)	27.27	11.80%	124,651	0.69%	2.80%	41%
Year ended April 30, 2012	(0.63)	—	(0.63)	25.09	4.22%	111,694	0.70%	2.83%	51%
Year ended April 30, 2011	(0.59)	—	(0.59)	24.74	17.61%	103,794	0.69%	2.62%	38%
Year ended April 30, 2010	(0.63)	—	(0.63)	21.61	39.53%	75,291	0.68%	3.23%	84%

See notes to financial statements.

STEWARD FUNDS
NOTES TO FINANCIAL STATEMENTS — October 31, 2014 (Unaudited)

Note 1 — Organization:

The Steward Funds consist of five funds (individually a “Fund” and, collectively, the “Funds”) that are series of two separate companies: the Steward Funds, Inc. and the Capstone Series Fund, Inc. The companies are organized as Maryland corporations. Each is registered under the Investment Company Act of 1940 (“1940 Act”) as a diversified open-end management investment company. Four of the Funds are series of Steward Funds, Inc. — Steward Large Cap Enhanced Index Fund, Steward International Enhanced Index Fund, Steward Select Bond Fund, and Steward Global Equity Income Fund. One Fund, Steward Small-Mid Cap Enhanced Index Fund, is a series of Capstone Series Fund, Inc.

Each Fund currently offers two Classes of shares (“Individual Class” and “Institutional Class”). Each Class of shares has equal rights as to earnings, assets and voting privileges, except that the Individual Class bears expenses under a Service and Distribution Plan and an Administrative Services Plan. Each Class of shares has exclusive voting rights with respect to matters that affect just that Class or on which the interests of the Class differ from the interests of the other Class. Income and realized and unrealized gains and losses on investments are allocated to each Class of shares based on its relative net assets.

Note 2 — Investment Objectives:

Steward Large Cap Enhanced Index Fund seeks to provide long-term capital appreciation. The Fund invests primarily in common stocks of large capitalization companies that represent a broad spectrum of the United States economy and allocates selectively between growth and value-type securities. As of October 31, 2014, stocks with market capitalizations between $3.1 billion and $526.4 billion are considered to be large capitalization stocks.

Steward Small-Mid Cap Enhanced Index Fund seeks to provide long-term capital appreciation. The Fund invests primarily in common stocks of small and medium capitalization companies that represent a broad spectrum of the United States economy and allocates selectively between growth and value-type securities. As of October 31, 2014, stocks with market capitalizations between $101.8 million and $10.6 billion are considered to be small to medium capitalization stocks.

Steward International Enhanced Index Fund seeks to provide long-term capital appreciation. The Fund invests primarily in American Depository Receipts (“ADRs”) representing securities of companies located or domiciled outside of the United States, with selective allocation between equity securities of developed market companies and emerging market companies.

Steward Select Bond Fund seeks to provide high current income with capital appreciation and growth of income. The Fund invests primarily in fixed income investments such as corporate bonds, mortgage-backed securities and government and agency bonds and notes.

Steward Global Equity Income Fund seeks to provide current income along with growth of capital. The Fund invests primarily in dividend-paying common stocks of large, medium and small capitalization companies that represent a broad spectrum of the global economy. The Fund’s non-U.S. investments will be primarily in the form of ADRs.

In pursuing their investment objectives, the Funds apply a comprehensive set of cultural value screens to all of their portfolio investments.

Note 3 — Significant Accounting Policies:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds.

Portfolio Valuation:  Fund investments are recorded at fair value. In determining fair value, the Funds use various validation approaches. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the mean between the last reported bid and asked prices as of the close of trading. Equity securities traded on NASDAQ use the official closing price, if available, and otherwise, use the last reported sale price, or the mean between the last reported bid and asked prices if there was no sale on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities, including corporate bonds and U.S. government agency, mortgage-backed, and treasury obligations, with a remaining maturity of sixty days or more are valued using market prices, if available, or a pricing service when such prices are believed to reflect fair value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates fair value. Money market funds are valued at net asset value per share. All other securities and securities with no readily determinable market values are valued at their fair value in accordance with policies and procedures adopted by the Board of Directors.

The Steward Select Bond Fund’s investments in mortgage bonds of religious organizations (“church mortgage bonds”) are generally considered to be illiquid due to the limited, if any, secondary market for these bonds. In the absence of such secondary market, the Steward Select Bond Fund values investments in church mortgage bonds on the basis of readily available market quotations, if available. Lacking such quotations, the Fund values such bonds using a pricing service when such prices are believed to reflect fair value. Bonds with no readily available market quotations or pricing service valuations are fair valued using policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. Capstone Asset Management Company’s (“CAMCO” or the “Adviser”) fair valuation process is reviewed and refined by the Adviser’s Internal Valuation Committee (the “Committee”) no less than monthly and is subject to quarterly review and approval from the Fund’s Board of Directors.

Fair value may be determined using a matrix formula (Market Approach) that derives a price based on relevant factors, including principal amount, interest rate, term, credit quality and spreads determined under a church bond benchmark yield curve. The Adviser constructs and maintains a benchmark yield curve based on new issue church bonds meeting the Fund’s investment requirements. The Adviser obtains credit research and analysis from various industry sources, including an underwriter of church bonds. The Market Approach is sensitive to changes in the yield of new church bond issues and the discount rate applied to the matrix. A reduced yield causes the price to increase. An increased discount rate causes the price to decrease.

When the bond issue becomes delinquent on sinking fund payments or when significant principal or balloon payments are due within the next three years, it is the judgment of the Adviser that the credit quality of the issuer may be impacted. Pursuant to fair value procedures adopted by the Fund’s Board of Directors, the Adviser, under these circumstances, may determine an adjustment to the matrix price. The relevant inputs that the Adviser may consider in establishing the fair value include, but would not be limited to:

—	the general conditions in the church bond market and the overall financial market
—	the transaction price of any recent sales or purchases of the security
—	the transaction price, maturity and yield-to-maturity of any other fixed income security of the issuer
—	the estimated value of the underlying collateral
—	the issuer’s payment history, including the consideration of default on interest payments and/or delinquency of sinking fund payments; as well as conditions for accrual of interest and consideration of the collectability of accrued interest

In addition, the fair value procedures also have specific provisions for treatment of defaulted bonds. When it becomes more than a remote possibility that foreclosure proceedings are probable, the Adviser will take an Income Approach to the valuation of the securities. The relevant inputs that the Adviser may consider in using the Income Approach to determine a fair value include, but would not be limited to:

—	any current independent appraisal values
—	any current listing price
—	index adjusted appraisal values based on published real estate sources
—	estimated costs associated with the disposition of the property
—	risk adjusted discount rate
—	estimated time to sell in years
—	probability of foreclosure

The Income Approach is sensitive to changes in appraisal value, costs associated with the disposition of property, discount rates, estimated time to sell and the probability of foreclosure. An increase in an appraisal value causes the fair value to increase, conversely a decrease in an appraisal value causes fair value to decrease. Such movements in the appraised value would be deemed to have the most significant impact on fair value under the Income Approach. An increase in costs associated with disposition of property, discount rates, estimated time to sell and the probability of foreclosure cause the fair value to decrease. A decrease to the aforementioned types of changes cause the fair value to increase.

Because of the inherent uncertainty of valuations determined by utilizing the above procedures, the estimated fair values may differ significantly from the values that another party might estimate or that would have been used had a ready market for the investments existed. The differences could be material. The estimated fair values may also be influenced by various market trends and can fluctuate significantly. As a result, it is reasonably possible that management’s estimate of fair value may have significant changes in the near term.

GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks).

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Pursuant to these valuation policies, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2). Debt securities are generally categorized as Level 2 securities in the fair value hierarchy, except that U.S. Treasury debt securities may be categorized as Level 1, and church mortgage bonds are generally categorized as Level 3. Money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

The following table presents information about the Funds’ assets measured at fair value as of October 31, 2014:

	Investments in Securities
Fund Name	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	LEVEL 3 — Significant Unobservable Inputs	Total
Steward Large Cap Enhanced Index Fund
Security Type
Common Stocks*	$232,494,294	$—	$—	$232,494,294
Money Market Fund	1,249,330	—	—	1,249,330
Total	233,743,624	—	—	233,743,624
Steward Small-Mid Cap Enhanced Index Fund
Security Type
Common Stocks*	145,396,413	—	—	145,396,413
Money Market Fund	1,058,747	—	—	1,058,747
Total	146,455,160	—	—	146,455,160
Steward International Enhanced Index Fund
Security Type
Common Stocks*	114,859,349	—	—	114,859,349
Money Market Fund	1,467,129	—	—	1,467,129
Total	116,326,478	—	—	116,326,478

	Investments in Securities
Fund Name	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	LEVEL 3 — Significant Unobservable Inputs	Total
Steward Select Bond Fund
Security Type
Corporate Bonds*	$—	$88,325,062	$674,820	$88,999,882
Municipal Bonds	—	994,760	—	994,760
U.S. Government Agencies	—	6,375,226	—	6,375,226
U.S. Government Agency Mortgage-Backed Obligations	—	17,959,662	—	17,959,662
U.S. Treasury Obligations	31,739,436	—	—	31,739,436
Money Market Fund	1,907,642	—	—	1,907,642
Total	33,647,078	113,654,710	674,820	147,976,608
Steward Global Equity Income Fund
Security Type
Common Stocks*	159,178,322	—	—	159,178,322
Money Market Fund	1,245,932	—	—	1,245,932
Total	160,424,254	—	—	160,424,254

*	Please refer to the Schedule of Portfolio Investments to view common stocks and corporate bonds segregated by industry type.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Steward Select Bond Fund
Balance as of May 1, 2014	$736,687
Accrued Accretion/(Amortization)	—
Change in Unrealized Appreciation/(Depreciation)*	(61,867)
Realized Gain/(Loss)	—
Net (Maturities)	—
Transfers In/(Out) of Level 3	—
Balance as of October 31, 2014	$674,820

*	Change in unrealized appreciation/depreciation represents the amount for all Level 3 assets held as of October 31, 2014.

The Funds recognize significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between levels as of October 31, 2014, from those used on April 30, 2014.

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Committee in accordance with procedures adopted by the Board of Directors for Level 3 Fair Value Measurements for investments held at October 31, 2014.

Type of Assets	Fair Value at October 31, 2014	Valuation Techniques	Unobservable Input(s)	Range
Church Mortgage Bonds	$674,820	Income Approach	Disposition costs Discount rate Time to sell	17% – 31% 3.1% 3 years

Securities Transactions and Investment Income:  Portfolio security transactions are recorded on trade date. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Debt obligations may be placed in non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful as identified by the Adviser as part of the valuation process. (The treatment of such interest income may be different for federal income tax purposes.) Dividend income is recorded on the ex-dividend date, or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholdings taxes, which are accrued as applicable, and have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.

Dividends and Distributions to Shareholders:  Dividends from net investment income, if any, of all Funds are declared and paid quarterly. For all Funds, all net realized long-term or short-term capital gains, if any, will be declared and distributed at least annually.

Income dividends and capital gains distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income, gains and losses on various investment securities held by the Funds, timing differences in the recognition of income, gains and losses and differing characterizations of distributions made by the Funds.

Federal Income Taxes:  The Funds intend to qualify as regulated investment companies under Sub-Chapter M of the Internal Revenue Code and accordingly, will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

As of and during the period ended October 31, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2010. For all open tax-years, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Further, management of the Funds is not aware of any tax positions for which it is reasonably possible that the total amounts of any unrecognized tax benefits will significantly change over the next fiscal year.

Allocation of Expenses:  Expenses directly attributable to a Fund or Class are charged directly to that Fund or Class, while expenses that are attributable to more than one Fund or Class are allocated among the respective Funds and their Classes based upon relative net assets or some other reasonable method.

Foreign Securities:  Investments in securities of issuers in foreign countries involves risks not associated with domestic investments. These risks include, but are not limited to: (1) political and financial instability; (2) currency exchange rate fluctuations; (3) greater price volatility and less liquidity in particular securities and in certain foreign markets; (4) lack of uniform accounting, auditing and financial reporting standards; (5) less government regulation and supervision of some foreign stock exchanges, brokers and listed companies; (6) delays in transaction settlement in certain foreign markets; and (7) less availability of information. Securities of issuers in emerging and developing countries raise additional risks relative to investments in developed country issuers, including exposure to less mature and diversified economies and to less stable market and political systems, as well as to possible currency transfer restrictions, delays and disruptions in settlement of transactions, and higher volatility than found in developed countries.

Note 4 — Investment Advisory and Other Agreements:

CAMCO, a wholly-owned subsidiary of Capstone Financial Services, Inc. (“CFS”) serves as investment adviser to the Funds. CAMCO provides investment advisory and administrative services to other investment companies, pension and profit sharing accounts, corporations and individuals. Subject to the authority of the Board of Directors, the Adviser provides the Funds with continuous investment advisory services in accordance with an investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Funds. CAMCO receives compensation for its services as investment adviser. The fee is accrued daily and paid monthly based on each Fund’s average daily net assets. Pursuant to the terms of the investment advisory agreement, CAMCO has full discretion to manage the assets of the Funds in accordance with its investment objectives.

As compensation for its services as investment adviser, the Funds pay CAMCO, on a monthly basis, an investment advisory fee calculated daily, based on the average daily net assets of the Funds, at the following annual rates:

Steward Large Cap Enhanced Index Fund

—	0.15% on the first $500 million;
—	0.125% on the next $500 million; and
—	0.10% in excess of $1 billion

Steward Small-Mid Cap Enhanced Index Fund

—	0.15% on the first $500 million;
—	0.125% on the next $500 million; and
—	0.10% in excess of $1 billion

Steward International Enhanced Index Fund

—	0.30% on the first $500 million;
—	0.25% on the next $500 million; and
—	0.20% in excess of $1 billion

Steward Select Bond Fund

—	0.25% on the first $500 million;
—	0.20% on the next $500 million; and
—	0.175% in excess of $1 billion

Steward Global Equity Income Fund

—	0.30% on the first $500 million;
—	0.25% on the next $500 million; and
—	0.20% in excess of $1 billion

CFS Consulting Services, LLC (“CCS”), an affiliate of CAMCO and a wholly-owned subsidiary of CFS, serves as administrator for the Funds. For its services as administrator, CCS receives a monthly fee from the Funds calculated at the annual rate of 0.075% on the first $500 million of the Funds’ aggregate average daily net assets. The rate declines to 0.03% of the Funds’ aggregate average daily net assets in excess of $500 million.

CCS also serves as a consultant to the Funds. CCS receives its consulting fee monthly, based on the annual average aggregate daily net assets of the Funds as follows:

First	$500,000,000	0.080%
Next	$500,000,000	0.050%
Over	$1,000,000,000	0.020%

CCS, pursuant to a Compliance Services Agreement, provided certain compliance services for the Funds and the Board of Directors. The Funds pay CCS a monthly fee based on the annual average daily net assets of the Funds as follows for compliance services:

First	$500,000,000	0.025%
Next	$500,000,000	0.020%
Over	$1,000,000,000	0.015%

The Chief Compliance Officer compensation aggregates to $72,000 ($6,000 per month) for all Funds in the Steward Funds group and is allocated monthly among the Funds in the group based on the relative net assets of the Funds for that month.

Capstone Asset Planning Company (“CAPCO”) serves as the Distributor of the Funds’ shares. CAPCO is an affiliate of CAMCO, and both are wholly-owned subsidiaries of CFS.

Each of the Funds has adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act whereby the Fund’s assets are used to compensate CAPCO for costs and expenses incurred in connection with the distribution and marketing of shares of each Fund and servicing of each Fund’s Individual Class shareholders. Distribution and marketing expenses include, among other things, printing of prospectuses for prospective investors, advertising literature, and costs of personnel involved with the promotion and distribution of the Funds’ shares. Under the Plan, the Funds pay CAPCO an amount computed monthly at an annual rate of 0.25% of each Fund’s Individual Class average daily net assets (including reinvested dividends paid with respect to those assets). Of this amount, CAPCO may allocate to securities dealers, (which may include CAPCO itself) and other financial institutions and organizations (collectively “Service Organizations”) amounts based on the particular Fund’s average net assets owned by stockholders for whom the Service Organizations have a servicing relationship.

The Administrative Services Plan provides that each Fund, out of assets attributable to its Individual Class shares, shall compensate CAPCO to cover the costs of payments to certain third-party shareholder service providers related to the administration of group accounts in which the Fund’s shareholders participate. The fee is charged to the Individual Class as a whole, up to 0.10% on the average daily net assets. The fee charged will be limited to the amount of fees paid to third-party shareholder service providers, which is calculated based on the value of shares held in such group accounts. The fee is in addition to fees payable for the Service and Distribution Plan.

Certain officers and directors of the Funds are also officers and/or directors of CAMCO, CAPCO and CCS.

Citi Fund Services Ohio, Inc. (“Citi Ohio”), serves as the Funds’ transfer agent and fund accountant. Under the terms of the Master Service Agreement, Citi Ohio will be paid for annual class fees and per account fees. In addition, Citi Ohio is entitled to receive a monthly fee from each Fund calculated at the annual rate of 0.07% on the first $500 million of the Funds’ average daily net assets. The rate then declines to 0.06% on the next $150 million of average daily net assets, and to 0.05% on the next $100 million of average daily assets, and to 0.04% on average daily net assets thereafter.

Note 5 — Securities Lending:

The Funds have entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the custodian is authorized to loan securities on behalf of the Funds to Credit Suisse, New York Branch (“CSNYB”), against receipt of cash collateral at least equal to the value of the securities loaned. The cash collateral is invested by CSNYB in securities guaranteed by the U.S. Government, time deposits, certificates of deposit, or money markets approved by the Adviser. The agreement provides that after predetermined rebates to the brokers, the income generated from lending transactions is allocated 70% to the Funds and 30% to CSNYB. As of and during the period ended October 31, 2014, there were no securities on loan for any of the Funds.

Note 6 — Purchases and Sales of Securities:

Purchases and sales of portfolio securities (excluding short-term securities and U.S. government securities) for the period ended October 31, 2014 were as follows:

Fund	Purchases	Sales
Steward Large Cap Enhanced Index Fund	$19,180,595	$10,796,575
Steward Small-Mid Cap Enhanced Index Fund	34,044,770	19,836,151
Steward International Enhanced Index Fund	9,539,640	6,989,918
Steward Select Bond Fund	17,511,056	13,982,453
Steward Global Equity Income Fund	39,969,435	39,711,452

Purchases and sales of U.S. government securities for the period ended October 31, 2014, were as follows:

Fund	Purchases	Sales
Steward Select Bond Fund	$—	$7,394,310

Note 7 — Federal Income Tax Information:

As of October 31, 2014, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Steward Large Cap Enhanced Index Fund	$165,085,599	$71,037,410	$(2,379,385)	$68,658,025
Steward Small-Mid Cap Enhanced Index Fund	116,255,250	35,544,040	(5,344,130)	30,199,910
Steward International Enhanced Index Fund	117,895,410	15,187,921	(16,756,853)	(1,568,932)
Steward Select Bond Fund	147,069,322	3,617,875	(2,710,589)	907,286
Steward Global Equity Income Fund	130,111,825	32,771,494	(2,459,065)	30,312,429

The differences between book-basis and tax-basis unrealized appreciation/depreciation are primarily attributable to tax deferral of losses on wash sales, adjustments to income on certain securities and other temporary differences.

The tax character of distributions paid during the fiscal year ended April 30, 2014 were as follows:

	Distributions paid from
Fund	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
Steward Large Cap Enhanced Index Fund	$2,957,388	$13,128,308	$16,085,696	$16,085,696
Steward Small-Mid Cap Enhanced Index Fund	954,619	8,313,068	9,267,687	9,267,687
Steward International Enhanced Index Fund	2,782,726	—	2,782,726	2,782,726
Steward Select Bond Fund	3,155,564	—	3,155,564	3,155,564
Steward Global Equity Income Fund	3,811,147	—	3,811,147	3,811,147

As of April 30, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Steward Large Cap Enhanced Index Fund	$2,185,652	$14,023,972	$16,209,624	$—	$56,974,388	$73,184,012
Steward Small-Mid Cap Enhanced Index Fund	1,663,523	9,748,495	11,412,018	—	32,092,511	43,504,529
Steward International Enhanced Index Fund	1,173,805	—	1,173,805	(9,817,588)	1,058,919	(7,584,864)
Steward Select Bond Fund	412,733	—	412,733	(1,590,135)	367,307	(810,095)
Steward Global Equity Income Fund	376,869	—	376,869	(806,055)	31,285,724	30,856,538

As of the end of their tax year ended April 30, 2014, the following Funds have capital loss carry forwards (“CLCFs'') as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short term or long term. CLCFs that are subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Funds until any applicable CLCF has been offset or expires.

Effective CLCFs subject to expiration:

Fund	Expires 2016	Expires 2017	Expires 2018	Expires 2019	Total
Steward Large Cap Enhanced Index Fund	$—	$—	$—	$—	$—
Steward Small-Mid Cap Enhanced Index Fund	—	—	—	—	—
Steward International Enhanced Index Fund	—	—	2,504,960	7,312,628	9,817,588
Steward Select Bond Fund	124,799	—	468,259	760,671	1,353,729
Steward Global Equity Income Fund	—	—	—	30,766	30,766

CLCFs not subject to expiration:

Fund	Short-Term Amount	Long-Term Amount	Total
Steward Large Cap Enhanced Index Fund	$—	$—	$—
Steward Small-Mid Cap Enhanced Index Fund	—	—	—
Steward International Enhanced Index Fund	—	—	—
Steward Select Bond Fund	—	235,298	235,298
Steward Global Equity Income Fund	—	—	—

During the year ended April 30, 2014, the Funds utilized CLCFs as follows:

Fund	Amount
Steward Large Cap Enhanced Index Fund	$—
Steward Small-Mid Cap Enhanced Index Fund	—
Steward International Enhanced Index Fund	581,471
Steward Select Bond Fund	—
Steward Global Equity Income Fund	7,723,487

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal period may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post-October capital losses, which will be treated as arising on the first business day of the fiscal year ending April 30, 2015:

Fund	Post-October Loss
Steward Large Cap Enhanced Index Fund	$—
Steward Small-Mid Cap Enhanced Index Fund	—
Steward International Enhanced Index Fund	—
Steward Select Bond Fund	1,108
Steward Global Equity Income Fund	775,279

Note 8 — Control Ownership:

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities creates a presumption of control of the Funds, under Section 2(a)(9) of the 1940 Act. As of October 31, 2014, the following were record owners of the approximate amounts of each share class listed below. Record ownership is not necessarily the same as beneficial ownership.

Fund	Shareholder	Percent Owned
Steward Large Cap Enhanced Index Fund – Individual Class	National Financial Services Corp.	60%
Steward Large Cap Enhanced Index Fund – Institutional Class	TD Ameritrade Trust Co.	50%
Steward Large Cap Enhanced Index Fund – Institutional Class	National Financial Services Corp.	39%

Steward Small-Mid Cap Enhanced Index Fund – Individual Class	National Financial Services Corp.	25%
Steward Small-Mid Cap Enhanced Index Fund – Institutional Class	TD Ameritrade Trust Co.	52%
Steward Small-Mid Cap Enhanced Index Fund – Institutional Class	National Financial Services Corp.	27%

Steward International Enhanced Index Fund – Individual Class	National Financial Services Corp.	91%
Steward International Enhanced Index Fund – Institutional Class	TD Ameritrade Trust Co.	56%
Steward International Enhanced Index Fund – Institutional Class	National Financial Services Corp.	37%

Steward Select Bond Fund – Individual Class	National Financial Services Corp.	73%
Steward Select Bond Fund – Institutional Class	TD Ameritrade Trust Co.	51%
Steward Select Bond Fund – Institutional Class	National Financial Services Corp.	48%

Steward Global Equity Income Fund – Individual Class	National Financial Services Corp.	64%
Steward Global Equity Income Fund – Institutional Class	National Financial Services Corp.	54%
Steward Global Equity Income Fund – Institutional Class	TD Ameritrade Trust Co.	45%

Note 9 — Legal Proceedings:

LIST OF PENDING, THREATENED OR SETTLED LITIGATION

The Steward Funds have been named as defendants and as putative members of a proposed defendant class in Kirschner v. FitzSimons (In re Tribune Co.), No. 12-2652 (S.D.N.Y.) (the “FitzSimons action”) and Deutsche Bank Trust Co. Americas v. Employees Retirement Fund of the City of Dallas, Texas, No. 11-9568 (S.D.N.Y.) (the “Deutsche Bank action”) as a result of the sale by Steward Large Cap Enhanced Index Fund (then known as Steward Domestic All-Cap Equity Fund) and Steward

Multi-Manager Equity Fund (a fund that is no longer in existence) of their shares in the Tribune Company (“Tribune”) in a 2007 leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. Both lawsuits have been consolidated with the majority of the other Tribune-related lawsuits in the multidistrict litigation proceeding In re Tribune Co. Fraudulent Conveyance Litig., No. 11-2296 (S.D.N.Y.) (the “MDL Proceeding”). None of these lawsuits alleges any wrongdoing on the part of the Steward Funds. On September 23, 2013, the Court granted the defendants’ motion to dismiss the Deutsche Bank action on the basis that the plaintiffs lacked standing. Both sides are appealing the decision to the U. S. Court of Appeals for the Second Circuit. The appeals have been fully briefed, although a date has not been set for argument in the Second Circuit. On February 25, 2014, the District Court issued a “Phase Two Motion Protocol” in the FitzSimons action that directed the liaison counsel for the shareholder defendants to file a global motion to dismiss, i.e., a motion that applies to the claim against all shareholder defendants, with respect to the plaintiff’s claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. On May 23, 2014, the defendants filed motions to dismiss the Fifth Amended Complaint in the FitzSimons action. That motion remains pending. At this state of the proceedings, the Steward Funds are not able to make a reliable prediction as to these lawsuits or the effect, if any, on the net asset value of the Funds.

Capstone Asset Management Company has been named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust v. Fund 1 (In re Lyondell Co.), Adversary Proceeding No. 10-4609 (Bankr. S.D.N.Y.) (the “Creditor Trust action”),and has responded to a subpoena issued in Weisfelner, as Trustee of the LB Litigation Trust v. A. Holmes and H. Holmes TTEE (In re Lyondell Co.), Adversary Proceeding No. 10-5525 (S.D.N.Y.) (the “Litigation Trust action”). A third action, entitled Weisfelner, as Trustee of the LB Creditor Trust v. Reichman, Adversary Proceeding No. 12-1570 (Bankr. S.D.N.Y.) (the “Reichman action”), arises out of the same facts and circumstances alleged in the other two actions. All three cases relate to the 2008 bankruptcy of Lyondell Chemical Company (“Lyondell”), shares of which were sold by Steward Large Cap Enhanced Index Fund pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. On January 14, 2014, the Court granted in part and denied in part the defendants’ motion to dismiss the Creditor Trust action. In particular, the Court dismissed all defendants who were conduits for the proceeds from the merger transaction, and also ruled that the plaintiff could not bring any claims on behalf of certain entities who had ratified the merger transaction. The Court also dismissed without prejudice the plaintiff’s claims for intentional fraudulent transfer against the remaining defendants, and gave the Credit Trustee leave to replead these claims. Finally, the Court denied the motion to dismiss with respect to the plaintiff’s claims for constructive fraudulent transfer against the remaining defendants. On April 7, 2014, the plaintiff filed a Third Amended Complaint in the Creditor Trust action, a Second Amended Complaint in the Litigation Trust action, and an Amended Complaint in the Reichman action. Like prior versions of the complaints, the amended complaints allege claims for fraudulent transfer against the former Lyondell shareholders. In May 2014, the plaintiff in the Litigation Trust Action filed a motion to certify a defendant class. On July 30, 2014, the defendants filed a motion to dismiss and on the motion for class certification on January 14, and, if necessary, January 15, 2015. Discovery is scheduled to begin after the completion of all briefing on the class certification motion in late December 2014. None of these lawsuits alleges any wrongdoing on the part of Steward Large Cap Enhanced Index Fund. At this state of the proceedings, Steward Large Cap Enhanced Index Fund is not able to make a reliable prediction as to the outcome of these lawsuits or the effect, if any, on the Fund’s net asset value.

Note 10 — Subsequent Events:

Management has evaluated events subsequent to October 31, 2014 and has concluded no such events require adjustment or disclosure as of October 31, 2014.

General Information (Unaudited)

Proxy Voting Policy and Voting Records

A description of the policies and procedures that the Steward Funds use to determine how to vote proxies and information regarding how each fund voted proxies during the most recent 12 month-period ended June 30, is available without charge, (i) by calling 1-800-262-6631, or (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Steward Funds file a complete Schedule of Portfolio Investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q no later than 60 days following the close of the quarter. Forms N-Q are available without charge on the SEC’s website at http://www.sec.gov. The Steward Funds’ Form N-Q may be reviewed, or, for a fee, may be copied at the SEC’s Public Reference Room in Washington, D.C. Information about the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

EXPENSE EXAMPLES (Unaudited)

As a shareholder of the Steward Funds, you may incur redemption fees for certain transactions and fees if your account is under $200, (small account fees). You will also incur ongoing costs, including management fees; 12b-1 fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Steward Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2014 through October 31, 2014.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Fund	Beginning Account Value 5/1/14	Ending Account Value 10/31/14	Expenses Paid During Period* 5/1/14 – 10/31/14	Expense Ratio During Period 5/1/14 – 10/31/14
Steward Large Cap Enhanced Index Fund
Individual Class	$1,000.00	$1,077.20	$4.66	0.89%
Institutional Class	1,000.00	1,079.10	2.83	0.54%
Steward Small-Mid Cap Enhanced Index Fund
Individual Class	1,000.00	1,041.70	4.48	0.87%
Institutional Class	1,000.00	1,043.30	3.04	0.59%
Steward International Enhanced Index Fund
Individual Class	1,000.00	996.40	5.28	1.05%
Institutional Class	1,000.00	998.20	3.53	0.70%
Steward Select Bond Fund
Individual Class	1,000.00	1,012.20	5.07	1.00%
Institutional Class	1,000.00	1,014.10	3.35	0.66%
Steward Global Equity Income Fund
Individual Class	1,000.00	1,046.70	5.37	1.04%
Institutional Class	1,000.00	1,048.80	3.56	0.69%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Hypothetical Example for Comparison Purposes (Unaudited)

The table below provides information about hypothetical account values and hypothetical expenses based on each Steward Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Steward Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The expenses do not include any redemption or small account fees, which Funds, in certain circumstances, may assess. The Funds do not charge transactional costs, such as sales charges (front or back end loads) or exchange fees, although other funds might. Therefore, this table is useful only in comparing ongoing costs and will not help you determine the relative total costs of owning different funds.

Fund	Beginning Account Value 5/1/14	Ending Account Value 10/31/14	Expenses Paid During Period* 5/1/14 – 10/31/14	Expense Ratio During Period 5/1/14 – 10/31/14
Steward Large Cap Enhanced Index Fund
Individual Class	$1,000.00	$1,020.72	$4.53	0.89%
Institutional Class	1,000.00	1,022.48	2.75	0.54%
Steward Small-Mid Cap Enhanced Index Fund
Individual Class	1,000.00	1,020.82	4.43	0.87%
Institutional Class	1,000.00	1,022.23	3.01	0.59%
Steward International Enhanced Index Fund
Individual Class	1,000.00	1,019.91	5.35	1.05%
Institutional Class	1,000.00	1,021.68	3.57	0.70%
Steward Select Bond Fund
Individual Class	1,000.00	1,020.16	5.09	1.00%
Institutional Class	1,000.00	1,021.88	3.36	0.66%
Steward Global Equity Income Fund
Individual Class	1,000.00	1,019.96	5.30	1.04%
Institutional Class	1,000.00	1,021.73	3.52	0.69%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Visit us online at www.stewardmutualfunds.com

STEWARD FUNDS

Managing Wealth, Protecting Values

For more complete information about the Steward Funds, including charges and expenses, contact the Distributor to receive a prospectus. Please read it carefully before you invest or send money.

Steward Large Cap Enhanced Index Fund

Steward Small-Mid Cap Enhanced Index Fund

Steward International Enhanced Index Fund

Steward Select Bond Fund

Steward Global Equity Income Fund

Distributed by: Capstone Asset Planning Company 3700 W. Sam Houston Parkway South, Suite 250 Houston, TX 77042 1-800-262-6631 info@capstonefinancial.com

Item 2. Code of Ethics.

Not Applicable

Item 3. Audit Committee Financial Expert.

Not Applicable

Item 4. Principal Accountant Fees and Services.

Not Applicable

Item 5. Audit Committee of Listed Registrants.

Not Applicable

Item 6. Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not Applicable

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto

(a)(3) Not Applicable

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CAPSTONE SERIES FUND, INC.

By (Signature and Title)	/s/ Edward L. Jaroski
Edward L. Jaroski, President

Date	1/6/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Edward L. Jaroski
Edward L. Jaroski, President

Date	1/6/15

By (Signature and Title)	/s/ Carla Homer
Carla Homer, Treasurer

Date	1/6/15